UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10385

Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President and General Counsel of Pacific Life Funds

700 Newport Center Drive, P.O. Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code: 949-219-6767

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 99.9%

PL Floating Rate Loan Fund ‘P’	2,600,149	$26,313,510
PL Inflation Managed Fund ‘P’	4,389,092	49,201,715
PL Managed Bond Fund ‘P’	13,843,454	153,800,771
PL Short Duration Bond Fund ‘P’	6,773,363	68,478,698
PL Emerging Markets Debt Fund ‘P’ *	2,583,630	25,836,296
PL Comstock Fund ‘P’	1,739,063	20,851,367
PL Large-Cap Growth Fund ‘P’	979,810	9,406,175
PL Large-Cap Value Fund ‘P’	1,607,016	19,477,028
PL Main Street Core Fund ‘P’	811,456	8,650,123
PL Mid-Cap Equity Fund ‘P’	677,109	6,473,160
PL Mid-Cap Growth Fund ‘P’	765,112	6,151,499
PL International Large-Cap Fund ‘P’	994,474	13,982,299
PL International Value Fund ‘P’	1,109,450	8,897,793

Total Affiliated Mutual Funds (Cost $389,457,476)		417,520,434

TOTAL INVESTMENTS - 99.9% (Cost $389,457,476)		417,520,434

OTHER ASSETS & LIABILITIES, NET - 0.1%		251,938

NET ASSETS - 100.0%		$417,772,372

	Shares	Value

AFFILIATED MUTUAL FUNDS - 99.9%

PL Floating Rate Loan Fund ‘P’	2,402,113	$24,309,388
PL Inflation Managed Fund ‘P’	3,489,784	39,120,481
PL Managed Bond Fund ‘P’	9,363,106	104,024,110
PL Short Duration Bond Fund ‘P’	4,836,855	48,900,601
PL Emerging Markets Debt Fund ‘P’ *	1,290,976	12,909,759
PL Comstock Fund ‘P’	2,286,129	27,410,692
PL Growth LT Fund ‘P’	173,895	2,147,607
PL Large-Cap Growth Fund ‘P’	1,605,880	15,416,449
PL Large-Cap Value Fund ‘P’	2,969,971	35,996,049
PL Main Street Core Fund ‘P’	2,237,395	23,850,628
PL Mid-Cap Equity Fund ‘P’	892,766	8,534,845
PL Mid-Cap Growth Fund ‘P’	559,951	4,502,005
PL Small-Cap Growth Fund ‘P’ *	448,076	5,085,662
PL Small-Cap Value Fund ‘P’	414,677	4,188,238
PL Emerging Markets Fund ‘P’	567,514	7,224,452
PL International Large-Cap Fund ‘P’	1,436,085	20,191,362
PL International Value Fund ‘P’	1,911,378	15,329,250

Total Affiliated Mutual Funds (Cost $367,744,475)		399,141,578

TOTAL INVESTMENTS - 99.9% (Cost $367,744,475)		399,141,578

OTHER ASSETS & LIABILITIES, NET - 0.1%		579,911

NET ASSETS - 100.0%		$399,721,489

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$417,520,434	$417,520,434	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$399,141,578	$399,141,578	$—	$—

See Supplemental Notes to Schedule of Investments	1	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	4,030,002	$40,783,620
PL Inflation Managed Fund ‘P’	4,808,319	53,901,253
PL Managed Bond Fund ‘P’	16,135,648	179,267,047
PL Short Duration Bond Fund ‘P’	7,343,358	74,241,349
PL Emerging Markets Debt Fund ‘P’ *	3,051,014	30,510,143
PL Comstock Fund ‘P’	7,941,373	95,217,061
PL Growth LT Fund ‘P’	904,519	11,170,809
PL Large-Cap Growth Fund ‘P’	5,292,875	50,811,596
PL Large-Cap Value Fund ‘P’	10,014,030	121,370,044
PL Main Street Core Fund ‘P’	7,376,915	78,637,912
PL Mid-Cap Equity Fund ‘P’	5,148,887	49,223,358
PL Mid-Cap Growth Fund ‘P’	1,706,899	13,723,464
PL Small-Cap Growth Fund ‘P’ *	1,113,051	12,633,132
PL Small-Cap Value Fund ‘P’	3,651,254	36,877,666
PL Real Estate Fund ‘P’	1,604,157	20,789,875
PL Emerging Markets Fund ‘P’	3,259,913	41,498,689
PL International Large-Cap Fund ‘P’	5,895,447	82,889,986
PL International Value Fund ‘P’	6,317,117	50,663,278

Total Affiliated Mutual Funds (Cost $958,204,743)		1,044,210,282

TOTAL INVESTMENTS - 100.0% (Cost $958,204,743)		1,044,210,282

OTHER ASSETS & LIABILITIES, NET - 0.0%		238,745

NET ASSETS - 100.0%		$1,044,449,027

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.0%

PL Inflation Managed Fund ‘P’	1,876,011	$21,030,080
PL Managed Bond Fund ‘P’	6,669,237	74,095,229
PL Short Duration Bond Fund ‘P’	1,735,709	17,548,019
PL Emerging Markets Debt Fund ‘P’ *	913,009	9,130,085
PL Comstock Fund ‘P’	6,656,969	79,817,064
PL Growth LT Fund ‘P’	1,618,827	19,992,518
PL Large-Cap Growth Fund ‘P’	3,705,588	35,573,649
PL Large-Cap Value Fund ‘P’	8,363,704	101,368,093
PL Main Street Core Fund ‘P’	6,098,843	65,013,662
PL Mid-Cap Equity Fund ‘P’	4,616,361	44,132,415
PL Mid-Cap Growth Fund ‘P’	2,887,933	23,218,981
PL Small-Cap Growth Fund ‘P’ *	1,290,258	14,644,425
PL Small-Cap Value Fund ‘P’	4,319,596	43,627,918
PL Real Estate Fund ‘P’	1,794,838	23,261,098
PL Emerging Markets Fund ‘P’	2,895,903	36,864,850
PL International Large-Cap Fund ‘P’	4,536,549	63,783,878
PL International Value Fund ‘P’	6,399,263	51,322,091

Total Affiliated Mutual Funds (Cost $659,395,340)		724,424,055

TOTAL INVESTMENTS - 100.0% (Cost $659,395,340)		724,424,055

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(329,244)

NET ASSETS - 100.0%		$724,094,811

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$1,044,210,282	$1,044,210,282	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$724,424,055	$724,424,055	$—	$—

See Supplemental Notes to Schedule of Investments	2	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.0%

PL Managed Bond Fund ‘P’	620,579	$6,894,636
PL Comstock Fund ‘P’	2,153,733	25,823,254
PL Growth LT Fund ‘P’	434,620	5,367,551
PL Large-Cap Growth Fund ‘P’	1,155,779	11,095,481
PL Large-Cap Value Fund ‘P’	2,803,512	33,978,571
PL Main Street Core Fund ‘P’	2,246,853	23,951,458
PL Mid-Cap Equity Fund ‘P’	1,786,598	17,079,878
PL Mid-Cap Growth Fund ‘P’	1,408,330	11,322,969
PL Small-Cap Growth Fund ‘P’ *	855,594	9,710,990
PL Small-Cap Value Fund ‘P’	1,804,415	18,224,591
PL Real Estate Fund ‘P’	730,939	9,472,971
PL Emerging Markets Fund ‘P’	1,086,748	13,834,303
PL International Large-Cap Fund ‘P’	1,608,011	22,608,632
PL International Value Fund ‘P’	2,304,098	18,478,865

Total Affiliated Mutual Funds (Cost $196,722,872)		227,844,150

Total Investments - 100.0% (Cost $196,722,872)		227,844,150

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(90,749)

NET ASSETS - 100.0%		$227,753,401

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$227,844,150	$227,844,150	$—	$—

See Supplemental Notes to Schedule of Investments	3	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 0.8%

Consumer Discretionary - 0.8%

Metro-Goldwyn-Mayer Studios Inc ‘A’ * ¯	27,061	$683,290

Total Common Stocks (Cost $671,651)		683,290

	Principal Amount

SENIOR LOAN NOTES - 95.9%

Consumer Discretionary - 34.5%

99 Cents Only Stores Tranche B-1 5.250% due 01/11/19 §	$996,253	997,498
Advantage Sales & Marketing Inc (1st Lien) 5.250% due 12/18/17 §	667,350	661,511
Affinion Group Inc Tranche B 5.000% due 10/09/16 §	1,078,466	984,775
AMC Entertainment Inc Term B-3 4.250% due 02/07/18 §	995,000	993,259
AMC Networks Inc Term B 4.000% due 12/31/18 §	994,981	987,519
Asurion LLC (1st Lien) 5.500% due 05/24/18 §	1,067,738	1,065,570
Brickman Group Holdings Inc Tranche B-1 5.500% due 10/14/16 §	250,000	250,625
Burger King Corp Tranche B 4.500% due 10/19/16 §	466,156	464,795
Caesars Entertainment Operating Co Inc Term B-6 5.495% due 01/28/18 §	600,000	532,708
Catalina Marketing Corp 2.995% due 10/01/14 §	929,311	896,204
Cequel Communications LLC 4.003% due 02/14/19 §	550,000	539,687
Charter Communications Operating LLC Term C 3.500% due 09/06/16 §	381,868	379,375
Term D 4.000% due 04/03/19 §	99,750	99,276
Chrysler Group LLC Term B 6.000% due 05/05/17 §	1,039,500	1,048,531
Clear Channel Communication Inc Tranche B 3.895% due 01/29/16 §	492,133	392,707
Cumulus Media Holdings Inc Term B (1st Lien) 5.750% due 09/16/18 §	497,358	497,358
Education Management LLC Tranche C-2 4.500% due 06/01/16 §	498,646	436,004
Tranche C-3 8.250% due 03/30/18 §	299,188	291,802
Federal-Mogul Corp Tranche B 2.178% due 12/27/14 §	643,628	613,994
Tranche C 2.178% due 12/28/15 §	328,382	313,263
General Nutrition Centers Inc Tranche B 4.250% due 03/02/18 §	975,000	973,172
Getty Images Inc 5.260% due 11/07/16 §	473,873	474,983
Incremental Term B-1 4.221% due 11/05/15 §	47,556	47,627

	Principal Amount	Value

Go Daddy Operating Co LLC Tranche B-1 5.500% due 12/17/18 §	$472,184	$466,518
Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	925,000	905,344
Harbor Freight Tools USA Inc (Initial Term Loan) 5.500% due 11/14/17 §	150,000	149,700
HHI Holdings LLC 7.002% due 03/21/17 §	994,967	999,942
Interactive Data Corp Term B 4.500% due 02/11/18 §	479,027	472,037
J Crew Group Inc 4.750% due 03/07/18 §	498,741	492,059
Jo-Ann Stores Inc 4.750% due 03/16/18 §	734,058	726,717
Landry’s Inc Term B 6.500% due 04/19/18 §	174,563	174,417
Language Line LLC Tranche B 6.250% due 06/20/16 §	612,905	608,308
Laureate Education Inc (Extended) 5.250% due 06/15/18 §	490,000	471,421
Michaels Stores Inc Term B-3 5.000% due 07/31/16 §	463,828	462,959
Mission Broadcasting Inc Term B 5.000% due 09/30/16 §	989,959	989,959
National Bedding Co LLC (Extended) 4.006% due 11/28/13 §	490,090	490,703
Orbitz Worldwide Inc 3.245% due 07/25/14 §	447,166	422,013
Petco Animal Supplies Inc 4.500% due 11/24/17 §	490,000	486,815
Pilot Travel Centers LLC Tranche B (Initial Term Loan) 4.250% due 03/30/18 §	412,832	413,520
Pinnacle Entertainment Inc Series A (Incremental) 4.000% due 03/19/19 §	74,813	74,707
RGIS Services LLC Tranche C 5.500% due 10/18/17 §	199,500	197,754
Sabre Inc (Non-Extended Initial Term Loan) 2.245% due 09/30/14 §	966,026	925,373
SeaWorld Parks & Entertainment Inc Term B 4.000% due 08/17/17 §	302,453	301,035
Six Flags Theme Parks Inc Tranche B 4.250% due 12/20/18 §	750,000	745,912
SymphonyIRI Group Inc 5.003% due 12/01/17 §	496,250	494,079
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	825,000	817,433
Travelport LLC (Extended Delayed Draw Term Loan) 4.968% due 08/21/15 §	694,328	637,790
TWCC Holding Corp 4.250% due 02/11/17 §	734,303	734,762
Univision Communications Inc (Extended 1st Lien Term Loan) 4.495% due 03/31/17 §	1,100,001	1,039,157
Visant Corp Tranche B 5.250% due 12/22/16 §	511,391	496,049
VWR Funding Inc (Extended Dollar Term Loan) 4.495% due 04/03/17 §	718,356	712,070
Weight Watchers International Inc Term F 3.750% due 03/15/19 §	175,000	171,412

See Supplemental Notes to Schedule of Investments	4	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Wendy’s International Inc 4.750% due 05/15/19 §	$556,172	$553,276
Zuffa LLC (Initial Term Loan) 2.250% due 06/19/15 §	981,912	952,455

		31,527,939

Consumer Staples - 7.0%

Del Monte Foods Co (Initial Term Loan) 4.500% due 03/08/18 §	475,757	469,215
Dole Food Co Inc Tranche B-2 5.038% due 07/08/18 §	355,770	355,993
Tranche C-2 5.023% due 07/08/18 §	636,643	637,041
JBS USA LLC (Initial Term Loan) 4.250% due 05/25/18 §	990,000	962,775
KIK Custom Products Inc (2nd Lien) 5.240% due 12/01/14 §	500,000	339,500
Pierre Foods Inc (1st Lien) 7.001% due 09/30/16 §	493,734	495,894
Reynolds Group Holdings Inc Tranche B 6.500% due 02/09/18 §	976,822	984,419
Rite Aid Corp Tranche 2 2.000% due 06/04/14 §	946,717	928,374
Tranche 5 4.500% due 03/03/18 §	194,383	192,051
Supervalu Inc Term B-3 (Advance) 4.500% due 04/30/18 §	1,012,188	999,651

		6,364,913

Energy - 4.7%

Arch Coal Inc 5.750% due 05/16/18 §	325,000	319,835
Buffalo Gulf Coast Terminals 7.500% due 10/31/17 §	498,744	499,367
Citgo Petroleum Corp Term B 8.000% due 06/24/15 §	164,286	165,929
Crestwood Holdings LLC 9.750% due 03/26/18 §	150,000	151,062
EIG Investors 7.750% due 04/20/18 §	500,000	497,500
Energy Transfer Equity LP Term B 3.750% due 03/21/17 §	325,000	318,790
Frac Tech Services Term B 6.250% due 04/29/16 §	912,919	836,970
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	967,748	972,586
Tervita Corp Term A 6.500% due 11/14/14 §	497,500	498,744

		4,260,783

Financials - 4.1%

Amwins Group LLC (1st Lien) 5.750% due 06/06/19 §	150,000	150,000
Citco III Ltd 5.500% due 06/29/18 §	495,000	490,050
First Data Corp Term B-1 (Non-Extended) 2.995% due 09/24/14 §	271,216	260,791
(Dollar Term Loan) 4.245% due 03/23/18 §	223,620	205,993
HUB International Ltd (Extended) 4.970% due 06/13/17 §	958,475	962,069

	Principal Amount	Value
LPL Holdings Inc Tranche A (Initial Term Loan) 2.745% due 03/29/17 §	$98,750	$95,602
Tranche B (Initial Term Loan) 4.000% due 03/29/19 §	299,250	297,193
Nuveen Investments Inc (1st Lien) (Extended) 5.963% due 05/13/17 §	808,260	796,338
Shield Finance Co SARL Term B due 05/11/19	350,000	345,625
6.500% due 05/11/19 §	150,000	148,125

		3,751,786

Health Care - 14.8%

Alere Inc Term B 4.750% due 06/30/17 §	796,000	786,713
Alliance Imaging Inc (Initial Term Loan) 7.250% due 06/01/16 §	460,044	433,591
Aptalis Pharma Inc Term B-1 5.500% due 02/10/17 §	493,628	480,054
Aveta Holdings Inc Term MMM 8.500% due 04/04/17 §	245,313	244,904
Term Namm 8.500% due 04/04/17 §	245,313	244,904
Biomet Inc (Dollar Term Loan) 3.374% due 03/25/15 §	979,434	967,668
CAPSUGEL (Initial Term Loan) 5.250% due 07/30/18 §	118,628	119,036
Community Health Systems Inc (Extended Term Loan) 3.967% due 01/25/17 §	310,085	305,507
(Non-Extended Funded Term Loan) 2.577% due 07/25/14 §	514,658	508,080
DJO Finance LLC Tranche B-2 5.245% due 11/01/16 §	271,533	269,751
Tranche B-3 6.250% due 09/15/17 §	174,563	173,362
Drumm Investors LLC 5.000% due 05/04/18 §	498,710	475,021
Grifols Inc Tranche B 4.500% due 06/01/17 §	766,632	760,962
HCA Inc Tranche B-3 3.495% due 05/01/18 §	581,925	566,195
Health Management Associates Inc Term B 4.500% due 11/16/18 §	1,169,125	1,161,087
IMS Health Inc Tranche B 4.500% due 08/26/17 §	488,758	486,803
InVentiv Health Inc (Consolidated) 6.500% due 08/04/16 §	490,053	460,956
Kindred Healthcare Inc due 02/09/18	300,000	286,250
5.250% due 06/01/18 §	173,250	165,309
MultiPlan Inc Term B 4.750% due 08/26/17 §	609,228	601,612
Pharmaceutical Product Development Inc Term B 6.250% due 11/23/18 §	995,000	1,001,716
Quintiles Transnational Corp Term B 5.000% due 06/08/18 §	420,750	416,542
RPI Finance Trust 4.000% due 05/09/18 §	420,074	417,099
Select Medical Corp Term A 2.995% due 02/17/16 §	239,814	238,615
The TriZetto Group Inc 4.750% due 05/02/18 §	497,487	486,708

See Supplemental Notes to Schedule of Investments	5	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Valeant Pharmaceuticals International Inc 4.750% due 02/13/19 §	$125,000	$123,406
Series A Tranche B due 02/13/19	375,000	369,094
Warner Chilcott Co LLC Term B-1 4.250% due 03/15/18 §	451,429	450,058
Term B-2 4.250% due 03/15/18 §	225,714	225,029
WC Luxco SARL Term B-3 4.250% due 03/15/18 §	310,357	309,415

		13,535,447

Industrials - 8.4%

Alpha Topco Ltd Facility B 5.750% due 04/28/17 §	274,312	274,606
Bombardier Recreational Products Inc Term B-2 4.600% due 06/28/16 §	492,621	489,542
Colfax Corp Term B (Facility) 4.500% due 01/11/19 §	646,750	647,020
Delos Aircraft Inc 4.750% due 04/12/16 §	100,000	100,625
Flying Fortress Inc 5.000% due 06/30/17 §	425,000	427,656
Goodman Global Inc (1st Lien Initial Term Loan) 5.750% due 10/28/16 §	139,625	139,834
Grede LLC Term B 7.000% due 04/03/17 §	500,000	496,250
Husky Injection Molding Systems Ltd (Initial Term Loan) 6.545% due 06/29/18 §	478,969	481,963
John Maneely Co 4.750% due 04/01/17 §	994,970	996,189
KAR Auction Services Inc 5.000% due 05/19/17 §	321,750	322,715
Metaldyne LLC Term B 5.250% due 05/18/17 §	470,551	467,022
Monitronics International Inc 5.500% due 03/23/18 §	124,688	124,610
Rexnord LLC Term B 5.000% due 04/01/18 §	1,022,438	1,029,040
Schaeffler AG Term C2 (Germany) 6.000% due 01/27/17 §	150,000	150,233
Sensata Technologies Finance Co LLC 4.000% due 05/12/18 §	346,500	344,659
Swift Transportation Co LLC Tranche B-1 3.991% due 12/21/16 §	437,500	437,861
Tranche B-2 5.000% due 12/21/17 §	262,509	263,603
U.S. Security Associates Holdings Inc Term B 6.000% due 07/28/17 §	497,494	498,116

		7,691,544

Information Technology - 7.8%

Aeroflex Inc Tranche B 5.750% due 05/09/18 §	463,840	448,765
Dealer Computer Services Inc Tranche B 3.750% due 04/21/18 §	190,982	190,147
DG Fastchannel Inc (Initial Term Loan) 5.750% due 07/26/18 §	471,849	467,131
Eagle Parent Inc Term B 5.000% due 05/16/18 §	471,245	465,354

	Principal Amount	Value
Expert Global Solutions Inc Term B 8.000% due 04/03/18 §	$275,000	$273,969
Freescale Semiconductor Inc Tranche B-1 4.489% due 12/01/16 §	983,911	932,748
Kronos Inc Tranche B-1 10.461% due 04/12/12 §	500,000	505,937
Lawson Software Inc Tranche B 6.250% due 04/05/18 §	700,000	704,417
Novell Inc (1st Lien) 7.250% due 11/22/17 §	450,000	445,275
NXP B.V. Term B (Incremental) 5.250% due 03/19/19 §	174,563	174,126
Tranche A-2 5.500% due 03/03/17 §	74,438	74,531
Rocket Software Inc Term B 7.000% due 02/19/18 §	497,500	496,464
Rovi Solutions Corp Tranche B-2 4.000% due 03/29/19 §	99,750	99,249
Sophia LP (Initial Term Loan) 6.250% due 07/19/18 §	149,625	150,794
SSI Investments II Ltd 6.500% due 05/26/17 §	488,762	493,650
SunGard Data Systems Inc Tranche B 3.934% due 02/28/16 §	512,043	508,331
Tranche C 3.989% due 02/28/17 §	174,571	173,261
Vantiv Inc Tranche B 3.750% due 02/24/19 §	49,875	49,813
Web.com Group Inc (1st Lien) 7.000% due 10/27/17 §	484,167	483,558

		7,137,520

Materials - 7.5%

Arizona Chemicals 7.250% due 12/22/17 §	129,545	130,549
BWAY Holding Co Term B 4.500% due 02/23/18 §	418,740	416,385
Term C 4.500% due 02/23/18 §	42,201	41,964
Fairmount Minerals Ltd Tranche B 5.250% due 03/15/17 §	979,000	974,717
Hexion Specialty Chemicals Inc Tranche C-1B 4.000% due 05/05/15 §	682,412	666,204
Tranche C-2B 4.250% due 05/05/15 §	290,727	283,822
Ineos US Finance 6.500% due 05/04/18 §	972,563	953,598
Momentive Performance Material GmbH Tranche B-3 3.750% due 05/05/15 §	49,875	47,444
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 §	124,688	125,467
Novelis Inc (Canada) 4.000% due 03/10/17 §	985,000	968,378
Trinseo Materials Operating SCA 6.063% due 08/02/17 §	492,500	462,745
Tronox Pigments B.V. (Netherlands) (Delayed Draw Term Loan) 4.250% due 02/08/18 §	21,429	21,087
Term B 4.250% due 02/08/18 §	78,571	77,467

See Supplemental Notes to Schedule of Investments	6	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Univar Inc Term B 5.000% due 06/30/17 §	$837,250	$822,075
Walter Energy Inc Term B 4.000% due 04/02/18 §	920,979	903,711

		6,895,613

Telecommunication Services - 3.9%

Atlantic Broadband Finance (1st Lien) 5.250% due 04/04/19 §	175,000	175,582
Greeneden U.S. Holdings II LLC 6.750% due 01/31/19 §	49,875	50,166
Intelsat Jackson Holdings SA Tranche B 5.250% due 04/02/18 §	930,500	927,588
MetroPCS Wireless Inc Tranche B-3 4.000% due 03/18/18 §	616,749	604,083
SBA Communications Corp 3.750% due 06/30/18 §	74,250	73,832
Syniverse Holdings Inc (Initial Term Loan) 5.000% due 04/23/19 §	250,000	248,750
Telesat Canada Term B 4.250% due 03/28/19 §	525,000	520,406
UPC Financing Partnership (Facility X) 3.739% due 12/31/17 §	1,000,000	982,500

		3,582,907

Utilities - 3.2%

Calpine Corp 4.500% due 04/01/18 §	1,135,875	1,130,762
Dynergy Power LLC 9.250% due 08/05/16 §	497,494	509,931
LSP Madison Funding due 06/22/19 ¥	150,000	148,500
NRG Energy Inc Term B 4.000% due 07/01/18 §	519,750	517,296
Texas Competitive Electric Holding Co LLC (Extended) 4.741% due 10/10/17 §	500,000	299,952
The AES Corp (Initial Term Loan) 4.250% due 06/01/18 §	296,250	296,673

		2,903,114

Total Senior Loan Notes (Cost $87,934,856)		87,651,566

	Shares	Value

SHORT-TERM INVESTMENT - 30.9%

Money Market Fund - 30.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	28,241,183	$28,241,183

Total Short-Term Investment (Cost $28,241,183)		28,241,183

TOTAL INVESTMENTS - 127.6% (Cost $116,847,690)		116,576,039

OTHER ASSETS & LIABILITIES, NET - (27.6%)		(25,193,371)

NET ASSETS - 100.0%		$91,382,668

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $444,382 or 0.5% of net assets as of June 30, 2012, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Depreciation
Wendy’s International Inc (Delayed Draw Term Loan)	$444,382	$441,516	($2,866)

(b)	Restricted securities as of June 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Metro-Goldwyn-Mayer Studio Inc ‘A’ Acq. 12/30/10	$671,651	$683,290	0.8%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$683,290	$—	$683,290	$—
	Senior Loan Notes	87,651,566	—	87,651,566	—
	Short-Term Investment	28,241,183	28,241,183	—	—
	Unfunded Loan Commitment	441,516	—	441,516	—

	Total	$117,017,555	$28,241,183	$88,776,372	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	7	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 18.5%

Energy - 1.3%

EOG Resources Inc 1.216% due 02/03/14 §	$1,000,000	$1,008,870
Petrobras International Finance Co (Cayman) 3.875% due 01/27/16	1,000,000	1,037,748
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	100,000	113,500

		2,160,118

Financials - 15.5%

Ally Financial Inc 3.667% due 02/11/14 §	700,000	698,418
American International Group Inc 8.175% due 05/15/68 §	200,000	218,000
Banco Santander Brazil SA (Brazil)
2.568% due 03/18/14 § ~	1,600,000	1,546,480
4.250% due 01/14/16 ~	400,000	395,668
Credit Agricole Home Loan SFH (France) 1.216% due 07/21/14 § ~	400,000	391,191
Dexia Credit Local SA NY (France) 0.867% due 03/05/13 § ~	4,400,000	4,316,971
Ford Motor Credit Co LLC
3.984% due 06/15/16 ~	1,000,000	1,031,221
7.500% due 08/01/12	900,000	903,615
HSBC Finance Corp 0.717% due 01/15/14 §	4,600,000	4,550,913
ING Bank NV (Netherlands) 1.868% due 06/09/14 § ~	3,000,000	2,961,105
Merrill Lynch & Co Inc 1.403% due 09/27/12 §	EUR 1,000,000	1,264,590
Nordea Eiendomskreditt AS (Norway) 0.889% due 04/07/14 § ~	$2,200,000	2,199,369
SLM Corp 3.125% due 09/17/12	EUR 300,000	380,330
The Goldman Sachs Group Inc 1.004% due 02/04/13 §	1,500,000	1,886,393
The Royal Bank of Scotland Group PLC (United Kingdom) 2.887% due 08/23/13 §	$700,000	703,735
Volkswagen International Finance NV (Netherlands) 0.918% due 10/01/12 § ~	1,900,000	1,901,376

		25,349,375

Health Care - 0.4%

HCA Inc 7.250% due 09/15/20	600,000	663,000

Industrials - 0.3%

International Lease Finance Corp
6.500% due 09/01/14 ~	100,000	106,000
6.750% due 09/01/16 ~	100,000	108,000
7.125% due 09/01/18 ~	200,000	221,500

		435,500

Telecommunication Services - 1.0%

TDC AS (Denmark) 3.500% due 02/23/15 ~	EUR 1,200,000	1,597,537

Total Corporate Bonds & Notes (Cost $30,611,377)		30,205,530

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 9.7%

Collateralized Mortgage Obligations - Commercial - 2.4%

Banc of America Large Loan Inc 1.992% due 11/15/15 “ § ~	$935,678	$887,070
DBUBS Mortgage Trust 3.386% due 07/10/44 “ ~	1,900,000	2,034,704
European Loan Conduit (Ireland) 0.840% due 05/15/19 “ § ~	EUR 408,677	442,190
JPMorgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 “	$110,000	122,197
Morgan Stanley Capital I Inc 6.076% due 06/11/49 “ §	100,000	113,748
UBS Commercial Mortgage Trust 1.138% due 07/15/24 “ § ~	173,315	167,169
Wachovia Bank Commercial Mortgage Trust 5.418% due 01/15/45 “ §	210,000	234,196

		4,001,274

Collateralized Mortgage Obligations - Residential - 7.3%

Arran Residential Mortgages Funding PLC (United Kingdom) 1.886% due 11/19/47 “ § ~	EUR 723,340	916,697
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/35 “ §	$24,990	24,412
2.250% due 08/25/35 “ §	45,775	42,649
2.570% due 03/25/35 “ §	86,763	85,020
2.926% due 01/25/35 “ §	2,771,465	2,645,494
3.078% due 03/25/35 “ §	25,909	25,588
Citigroup Mortgage Loan Trust Inc
2.230% due 09/25/35 “ §	42,122	39,420
2.340% due 09/25/35 “ §	35,381	31,208
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/35 “ § ~	28,560	24,431
4.326% due 01/19/34 “ §	101,749	98,698
Fannie Mae
0.595% due 07/25/37 “ §	585,090	586,439
0.625% due 07/25/37 “ §	480,845	482,262
0.685% due 05/25/36 “ §	417,970	419,625
0.690% due 02/25/37 “ §	123,131	123,479
0.925% due 02/25/41 “ §	664,165	667,122
Freddie Mac 0.842% due 12/15/37 “ §	1,913,349	1,925,287
GSR Mortgage Loan Trust 2.651% due 09/25/35 “ §	69,846	68,294
JP Morgan Mortgage Trust 5.135% due 06/25/35 “ §	268,737	270,845
MLCC Mortgage Investors Inc 2.351% due 12/25/34 “ §	197,728	199,908
New York Mortgage Trust Inc 2.947% due 05/25/36 “ §	638,951	517,895
RBSSP Resecuritization Trust 2.473% due 07/26/45 “ § ~	913,740	897,249
Residential Accredit Loans Inc 0.425% due 06/25/46 “ §	149,015	50,620
Structured Asset Mortgage Investments Inc 0.455% due 05/25/46 “ §	140,785	65,340
Wells Fargo Mortgage Backed Securities Trust
2.652% due 10/25/35 “ §	1,379,557	1,254,879
2.661% due 10/25/35 “ §	477,306	450,494

		11,913,355

Total Mortgage-Backed Securities (Cost $15,481,591)		15,914,629

See Supplemental Notes to Schedule of Investments	8	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 4.6%

AMMC CLO (Cayman) 0.703% due 08/08/17 “ § ~	$178,753	$173,822
ARES Ltd CLO (Cayman) 0.695% due 03/12/18 “ § ~	404,293	396,923
Asset Backed Funding Certificates 0.725% due 06/25/35 “ §	427,452	423,009
Freddie Mac Structured Pass-Through Securities 0.525% due 09/25/31 “ §	2,372	2,188
Harvest SA CLO (Luxembourg) 1.587% due 03/29/17 “ § ~	EUR 147,439	183,520
Hillmark Funding CDO (Cayman) 0.717% due 05/21/21 “ § ~	$1,100,000	1,038,980
Katonah Ltd CLO (Cayman) 0.788% due 09/20/16 “ § ~	285,214	281,383
MAGI Funding I PLC CLO (Ireland) 1.314% due 04/11/21 “ § ~	EUR 464,742	554,229
Pacifica Ltd CLO (Cayman) 0.817% due 02/15/17 “ § ~	$262,869	260,506
Park Place Securities Inc 0.925% due 12/25/34 “ §	262,428	257,694
Plymouth Rock Ltd Inc CLO (Cayman) 1.966% due 02/16/19 “ § ~	456,194	455,220
SLM Student Loan Trust
0.922% due 12/15/23 “ §	EUR 1,853,611	2,196,055
0.932% due 09/15/21 “ § ~	817,069	1,011,428
Wood Street BV CLO (Netherlands) 1.988% due 03/29/21 “ § ~	188,869	229,966

Total Asset-Backed Securities (Cost $7,904,027)		7,464,923

U.S. TREASURY OBLIGATIONS - 92.6%

U.S. Treasury Inflation Protected Securities - 92.6%

0.125% due 04/15/17 ^	$5,975,520	6,315,378
0.125% due 01/15/22 ^ ‡	18,703,484	19,828,038
0.500% due 04/15/15 ^	4,139,811	4,302,493
0.625% due 07/15/21 ^ ‡	20,003,582	22,317,478
0.750% due 02/15/42 ^	2,239,710	2,363,243
1.250% due 04/15/14 ^	2,065,243	2,133,815
1.625% due 01/15/15 ^	10,360,764	11,019,646
1.750% due 01/15/28 ^	6,478,554	8,140,199
1.875% due 07/15/13 ^	500,996	513,482
1.875% due 07/15/15 ^	709,596	772,517
2.000% due 01/15/14 ^ ‡	13,136,174	13,646,703
2.000% due 07/15/14 ^	3,905,248	4,141,394
2.000% due 01/15/16 ^	5,679,198	6,290,155
2.125% due 02/15/41 ^	1,155,495	1,655,879
2.375% due 01/15/27 ^ ‡	5,361,948	7,212,184
2.500% due 07/15/16 ^	797,356	913,783
2.500% due 01/15/29 ^	7,178,648	9,988,414
2.625% due 07/15/17 ^	1,665,150	1,980,748
3.375% due 04/15/32 ^	194,399	314,273
3.625% due 04/15/28 ^	2,659,664	4,112,090
3.875% due 04/15/29 ^	14,205,433	23,021,679

Total U.S. Treasury Obligations (Cost $147,020,564)		150,983,591

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 9.1%

Australian Government Index-Linked Bond (Australia)
2.500% due 09/20/30 ^	AUD 1,200,000	$1,634,469
3.000% due 09/20/25 ^	1,500,000	2,121,408
4.000% due 08/20/20 ^	700,000	1,381,908
Canada Housing Trust No. 1 (Canada) 2.450% due 12/15/15 ~	CAD 1,200,000	1,220,049
Canadian Government Bond (Canada)
2.750% due 09/01/16	700,000	729,998
Canadian Government Index-Linked Bond (Canada)
1.500% due 12/01/44 ^	105,681	134,839
3.000% due 12/01/36 ^	355,854	567,748
4.250% due 12/01/21 ^	1,470,520	2,047,592
Instituto de Credito Oficial (Spain) 2.405% due 03/25/14 § ~	EUR 1,600,000	1,957,309
New South Wales Treasury Index-Linked Corp (Australia)
2.500% due 11/20/35 ^	AUD 200,000	240,122
2.750% due 11/20/25 ^	1,900,000	2,446,906
United Kingdom Treasury Gilt Inflation-Linked (United Kingdom) 0.375% due 03/22/62 ^ ~	GBP 174,728	312,762

Total Foreign Government Bonds & Notes (Cost $14,665,773)		14,795,110

MUNICIPAL BONDS - 0.1%

Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	$95,000	71,629
Tobacco Settlement Financing Corp of RI ‘A’ 6.000% due 06/01/23	50,000	50,072

Total Municipal Bonds (Cost $135,243)		121,701

PURCHASED OPTIONS - 0.1%

(See Note (d) in Notes to Schedule of Investments) (Cost $266,295)		212,289

See Supplemental Notes to Schedule of Investments	9	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT – 0.2%

Money Market Fund – 0.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	283,446	$283,446

Total Short-Term Investment (Cost $283,446)		283,446

TOTAL INVESTMENTS - 134.9% (Cost $216,368,316)		219,981,219

OTHER ASSETS & LIABILITIES, NET - (34.9%)		(56,922,910)

NET ASSETS - 100.0%		$163,058,309

Notes to Schedule of Investments

(a)	As of June 30, 2012, 0.3% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(b)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Eurodollar (06/15)	17	$17,000,000	$32,278

(c)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Buy	AUD	2,191,000	07/12	BRC	$47,585
Sell	AUD	5,846,000	07/12	JPM	(284,725)
Sell	AUD	4,158,000	07/12	MSC	(131,202)
Buy	BRL	1,047,936	08/12	BRC	12,931
Buy	BRL	1,678,486	08/12	HSB	24,573
Sell	BRL	263,566	08/12	BRC	4,538
Sell	BRL	400,262	08/12	GSC	(991)
Sell	BRL	776,003	08/12	HSB	(4,531)
Sell	CAD	4,842,000	09/12	UBS	(36,417)
Buy	CNY	2,318,616	02/13	BRC	(4,680)
Sell	CNY	2,260,910	02/13	JPM	821
Buy	EUR	280,000	09/12	DUB	(1,054)
Buy	EUR	2,262,000	09/12	HSB	33,174
Buy	EUR	1,082,000	09/12	JPM	7,634
Sell	EUR	15,759,000	09/12	CIT	(296,677)
Buy	GBP	304,000	09/12	HSB	6,408
Buy	GBP	452,000	09/12	JPM	4,794
Sell	GBP	961,000	09/12	BRC	(8,817)
Buy	IDR	8,540	07/12	JPM	—
Sell	IDR	8,540	07/12	UBS	—
Buy	INR	110,944,900	07/12	JPM	(405,538)
Sell	INR	58,516,400	07/12	BRC	87,936
Sell	INR	7,687,390	07/12	DUB	1,520
Sell	INR	4,740,450	07/12	GSC	339
Sell	INR	8,390,660	07/12	HSB	2,148
Sell	INR	31,610,000	07/12	JPM	40,181
Sell	JPY	56,435,000	09/12	CIT	16,238
Buy	KRW	189,000	07/12	UBS	(3)
Sell	KRW	189,000	07/12	BRC	(1)
Buy	KRW	189,000	09/12	BRC	1
Buy	MXN	149,407	08/12	JPM	(282)
Buy	PHP	35,610	10/12	CIT	24
Buy	SGD	209	08/12	UBS	(4)

Total Forward Foreign Currency Contracts					($884,077)

See Supplemental Notes to Schedule of Investments	10	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(d)	Purchased options outstanding as of June 30, 2012 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30 - Year Interest Rate Swap Δ	Receive	3.875%	04/14/14	DUB	$1,700,000	$86,445	$46,623

Straddle Options
Description		Exercise Price(1)	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement Δ		$—	09/19/12	MSC	$600,000	$53,100	$48,839
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement Δ		—	12/10/12	DUB	1,500,000	126,750	116,827

						$179,850	$165,666

(1) Exercise price and final cost determined on a future date, based upon implied volatility parameters.
Total Purchased Options						$266,295	$212,289

(e)	Transactions in written options for the three-month period ended June 30, 2012 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, March 31, 2012	—	45,400,000	$419,828
Call Options Written	9	7,000,000	5,330
Put Options Written	9	—	88,205
Call Options Closed	(9)	—	(5,330)
Put Options Closed	(9)	—	(4,205)

Outstanding, June 30, 2012	—	52,400,000	$503,828

(f)	Premiums received and value of written options outstanding as of June 30, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	$1,200,000	$10,320	($1,768)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(3,113)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(501)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,860	(1,850)

						$38,770	($7,232)

See Supplemental Notes to Schedule of Investments	11	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.500%	09/24/12	DUB	$4,400,000	$37,795	($100,494)
Call - OTC 1-Year Interest Rate Swap	Receive	0.795%	10/11/12	JPM	1,200,000	—	(3,365)
Call - OTC 2-Year Interest Rate Swap	Receive	1.056%	10/11/12	MSC	2,600,000	—	(24,786)
Call - OTC 2-Year Interest Rate Swap	Receive	0.915%	11/14/12	MSC	2,900,000	—	(19,653)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	CIT	2,200,000	25,960	(60,485)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	DUB	6,500,000	76,925	(178,705)

						140,680	(387,488)

Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	200,000	1,320	—
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	500,000	3,400	—
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	09/24/12	DUB	4,400,000	59,400	(2,166)
Put - OTC 1-Year Interest Rate Swap	Pay	0.795%	10/11/12	JPM	1,200,000	—	(166)
Put - OTC 2-Year Interest Rate Swap	Pay	1.056%	10/11/12	MSC	2,600,000	—	(302)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	2,900,000	—	(1,071)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	CIT	2,200,000	41,360	(7,508)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	DUB	6,500,000	126,500	(22,183)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	900,000	8,398	(1,711)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	7,000,000	84,000	(39,199)

						324,378	(74,306)

						$465,058	($461,794)

Total Written Options						$503,828	($469,026)

(g) Swap agreements outstanding as of June 30, 2012, were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	1.000%	03/20/13	DUB	0.389%	$300,000	($1,428)	$5,065	($6,493)
Societe Generale SA 5.250% due 03/28/13	1.000%	06/20/14	BRC	2.393%	1,200,000	31,646	46,690	(15,044)

						$30,218	$51,755	($21,537)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras International Finance Co 8.375% due 12/10/18	1.000%	09/20/12	DUB	0.763%	$100,000	$85	($1,241)	$1,326
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	BRC	1.136%	800,000	(2,943)	(6,842)	3,899
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	06/20/15	GSC	0.301%	1,600,000	33,680	17,606	16,074
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.136%	700,000	(2,574)	(7,024)	4,450
Japanese Government Bond 2.000% due 03/21/22	1.000%	12/20/15	GSC	0.568%	800,000	12,165	17,678	(5,513)
Japanese Government Bond 2.000% due 03/21/22	1.000%	06/20/16	HSB	0.676%	1,000,000	13,012	(489)	13,501

						$53,425	$19,688	$33,737

Credit Default Swaps on Credit Indices - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	CIT	$1,400,000	$112,585	$178,585	($66,000)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	DUB	200,000	16,084	30,200	(14,116)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	MSC	500,000	40,209	70,500	(30,291)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	UBS	300,000	24,125	42,300	(18,175)
Dow Jones CDX NA EM15 5Y	5.000%	06/20/16	BRC	100,000	8,814	13,500	(4,686)

					$201,817	$335,085	($133,268)

Total Credit Default Swaps					$285,460	$406,528	($121,068)

See Supplemental Notes to Schedule of Investments	12	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BRL - CDI Compounded Δ	GSC	Pay	9.980%	01/02/14	BRL 4,300,000	$58,354	$6,469	$51,885
BRL - CDI Compounded Δ	HSB	Pay	10.180%	01/02/14	6,500,000	99,534	(3,121)	102,655
BRL - CDI Compounded Δ	MSC	Pay	10.220%	01/02/14	1,900,000	30,129	9,457	20,672
BRL - CDI Compounded Δ	UBS	Pay	10.380%	01/02/14	5,900,000	97,465	22,510	74,955
BRL - CDI Compounded	MSC	Pay	10.580%	01/02/14	7,500,000	131,152	30,958	100,194

Total Interest Rate Swaps						$416,634	$66,273	$350,361

Total Swap Agreements						$702,094	$472,801	$229,293

(h)	As of June 30, 2012, investments with total aggregate values of $184,504 and $962,667 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts, respectively.

See Supplemental Notes to Schedule of Investments	13	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$30,205,530	$—	$30,205,530	$—
	Mortgage-Backed Securities	15,914,629	—	15,914,629	—
	Asset-Backed Securities	7,464,923	—	7,464,923	—
	U.S. Treasury Obligations	150,983,591	—	150,983,591	—
	Foreign Government Bonds & Notes	14,795,110	—	14,795,110	—
	Municipal Bonds	121,701	—	121,701	—
	Short-Term Investment	283,446	283,446	—	—
	Derivatives:
	Credit Contracts
	Swaps	292,405	—	292,405	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	290,845	—	290,845	—
	Interest Rate Contracts
	Futures	32,278	32,278	—	—
	Purchased Options	212,289	—	46,623	165,666
	Swaps	416,634	—	416,634	—

	Total Interest Rate Contracts	661,201	32,278	463,257	165,666

	Total Assets - Derivatives	1,244,451	32,278	1,046,507	165,666

	Total Assets	221,013,381	315,724	220,531,991	165,666

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(6,945)	—	(6,945)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,174,922)	—	(1,174,922)	—
	Interest Rate Contracts
	Written Options	(469,026)	—	(461,794)	(7,232)

	Total Liabilities - Derivatives	(1,650,893)	—	(1,643,661)	(7,232)

	Total Liabilities	(1,650,893)	—	(1,643,661)	(7,232)

	Total	$219,362,488	$315,724	$218,888,330	$158,434

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2012:

	Assets Derivatives	Liabilities Derivatives
	Interest Rate Contracts	Interest Rate Contracts
	Purchased Options	Written Options	Total
Value, Beginning of Period	$—	($7,720)	($7,720)
Purchases	179,850	—	179,850
Sales (includes paydowns)	—	—	—
Accrued Discounts (Premiums)	—	—	—
Net Realized Gains (Losses)	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	(14,184)	488	(13,696)
Transfer In	—	—	—
Transfer Out	—	—	—

Value, End of Period	$165,666	($7,232)	$158,434

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($14,184)	$488	($13,696)

See Supplemental Notes to Schedule of Investments	14	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.6%

Financials - 0.6%

Wells Fargo & Co 7.500%	3,000	$3,375,000

Total Convertible Preferred Stocks (Cost $2,111,829)		3,375,000

PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae	8,000	14,040

Total Preferred Stocks (Cost $200,000)		14,040

	Principal Amount

CORPORATE BONDS & NOTES - 23.2%

Consumer Staples - 0.5%

Anheuser-Busch InBev Worldwide Inc 1.016% due 01/27/14 §	$1,300,000	1,311,215
Kraft Foods Inc
6.125% due 02/01/18	700,000	840,240
6.875% due 02/01/38	100,000	131,390
Reynolds American Inc 7.625% due 06/01/16	100,000	120,669

		2,403,514

Energy - 0.8%

Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	231,704
Gaz Capital SA (Luxembourg) 8.146% due 04/11/18 ~	300,000	358,716
NGPL PipeCo LLC 7.119% due 12/15/17 ~	500,000	502,500
Novatek Finance Ltd (Ireland) 5.326% due 02/03/16 ~	200,000	209,024
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	98,000	103,145
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	900,000	975,162
5.875% due 03/01/18	400,000	445,578
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	600,000	681,000
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 4.500% due 09/30/12 ~	400,000	404,000
TNK-BP Finance SA (Luxembourg) 7.250% due 02/02/20 ~	200,000	225,624
Transneft (Ireland) 8.700% due 08/07/18 ~	100,000	125,025

		4,261,478

Financials - 17.4%

Ally Financial Inc
3.868% due 06/20/14 §	4,600,000	4,579,208
4.500% due 02/11/14	500,000	508,125
7.500% due 09/15/20	200,000	225,500
8.300% due 02/12/15	600,000	655,500

	Principal Amount	Value

American Express Bank FSB 5.500% due 04/16/13	$600,000	$622,513
American Express Centurion Bank 6.000% due 09/13/17	1,200,000	1,419,436
American Express Co 4.875% due 07/15/13	200,000	208,039
American International Group Inc
5.450% due 05/18/17	100,000	108,839
5.850% due 01/16/18	800,000	886,948
6.250% due 03/15/87	200,000	186,000
ANZ National International Ltd (New Zealand) 6.200% due 07/19/13 ~	300,000	314,620
Banco Santander Brasil SA (Brazil)
2.568% due 03/18/14 § ~	600,000	579,930
4.250% due 01/14/16 ~	300,000	296,751
Banco Santander Chile (Chile) 2.066% due 01/19/16 § ~	1,000,000	945,000
Bank of America Corp
1.886% due 01/30/14 §	1,200,000	1,188,017
4.500% due 04/01/15	1,900,000	1,959,960
4.875% due 01/15/13	100,000	101,668
5.650% due 05/01/18	700,000	749,808
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	100,000	108,243
Bank of Montreal (Canada)
1.950% due 01/30/18 ~	300,000	309,240
2.850% due 06/09/15 ~	100,000	105,914
Bank of Nova Scotia (Canada) 1.650% due 10/29/15 ~	200,000	204,685
Banque PSA Finance SA (France) 2.368% due 04/04/14 § ~	600,000	583,846
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	800,000	807,112
6.050% due 12/04/17 ~	2,700,000	2,741,950
10.179% due 06/12/21 ~	720,000	853,362
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	3,800,000	3,857,000
BM&FBOVESPA SA (Brazil) 5.500% due 07/16/20 ~	100,000	107,000
BNP Paribas SA (France) 1.369% due 01/10/14 §	1,000,000	979,540
BPCE SA (France)
2.375% due 10/04/13 ~	100,000	98,419
9.000% § ±	EUR 300,000	337,889
CIT Group Inc 5.250% due 04/01/14 ~	$100,000	104,000
Citigroup Capital XXI 8.300% due 12/21/77 ~	2,000,000	2,010,000
Citigroup Inc
2.467% due 08/13/13 §	200,000	201,455
3.625% due 11/30/17 §	EUR 500,000	537,870
5.500% due 04/11/13	$700,000	719,957
5.500% due 10/15/14	1,000,000	1,059,451
5.625% due 08/27/12	50,000	50,301
8.500% due 05/22/19	200,000	247,474
Commonwealth Bank of Australia (Australia) 0.889% due 07/12/13 § ~	1,600,000	1,606,539
Credit Agricole Home Loan SFH (France) 1.216% due 07/21/14 § ~	1,400,000	1,369,169
Credit Agricole SA (France) 5.136% § ±	GBP 300,000	277,930
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	$300,000	302,063
Daimler Finance North America LLC 1.668% due 09/13/13 § ~	400,000	402,507
Dexia Credit Local SA (France) 0.946% due 04/29/14 § ~	800,000	752,610

See Supplemental Notes to Schedule of Investments	15	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Export Credit Bank of Turkey (Turkey) 5.875% due 04/24/19	$200,000	$206,250
Export-Import Bank of Korea (South Korea)
4.000% due 01/29/21	100,000	103,797
5.125% due 06/29/20	100,000	112,101
Ford Motor Credit Co LLC
7.000% due 04/15/15	500,000	556,940
8.700% due 10/01/14	200,000	228,213
General Electric Capital Corp
5.875% due 01/14/38	900,000	1,038,133
6.875% due 01/10/39	200,000	259,240
General Motors Acceptance Corp 8.375% due 07/05/33 Ω	EUR 200,000	3,797
HBOS PLC (United Kingdom) 0.667% due 09/06/17 §	$8,100,000	5,913,000
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	200,000	201,909
ICICI Bank Ltd (India)
4.750% due 11/25/16 ~	1,700,000	1,693,829
5.500% due 03/25/15 ~	600,000	614,870
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	100,000	101,719
Intesa Sanpaolo SPA (Italy)
2.375% due 12/21/12	1,400,000	1,365,441
2.867% due 02/24/14 § ~	500,000	469,732
JPMorgan Chase & Co 7.900% § ±	300,000	330,029
LBG Capital No. 2 PLC (United Kingdom) 9.125% due 07/15/20	GBP 800,000	1,096,615
Lehman Brothers Holdings Inc 5.625% due 01/24/13 Ω	$800,000	187,000
Lloyds TSB Bank PLC (United Kingdom)
4.875% due 01/21/16	200,000	210,206
12.000% § ~ ±	1,100,000	1,152,522
Macquarie Bank Ltd (Australia) 3.300% due 07/17/14	5,300,000	5,577,519
Merrill Lynch & Co Inc 6.875% due 04/25/18	900,000	1,008,749
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	300,000	309,980
Morgan Stanley 5.950% due 12/28/17	1,900,000	1,954,781
National Australia Bank Ltd (Australia) 1.189% due 04/11/14 § ~	2,000,000	2,002,034
Nationwide Building Society (United Kingdom) 6.250% due 02/25/20 ~	300,000	324,312
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	100,000	100,207
Nordea Eiendomskreditt AS (Norway) 0.889% due 04/07/14 § ~	900,000	899,742
Nykredit Realkredit AS (Denmark)
2.092% due 04/01/38 §	DKK 709,244	120,604
2.092% due 10/01/38 §	893,734	151,975
Principal Life Income Funding Trusts 5.300% due 04/24/13	$100,000	103,755
Qatari Diar Finance QSC (Qatar) 5.000% due 07/21/20 ~	200,000	225,000
RCI Banque SA (France) 2.339% due 04/11/14 § ~	1,300,000	1,264,128
Realkredit Danmark AS (Denmark) 2.080% due 01/01/38 §	DKK 3,146,609	532,514
RZD Capital Ltd (Ireland) 5.739% due 04/03/17	$500,000	534,965
Santander Issuances SAU (Spain) 7.300% due 07/27/19 §	GBP 3,000,000	3,899,713
Sberbank of Russia Via Sb Capital SA (Luxembourg) 6.125% due 02/07/22 ~	$500,000	522,960

	Principal Amount	Value

SLM Corp
3.977% due 10/01/14 §	$100,000	$96,323
5.000% due 10/01/13	2,600,000	2,691,000
6.250% due 01/25/16	100,000	105,500
8.000% due 03/25/20	400,000	440,000
8.450% due 06/15/18	600,000	675,000
Springleaf Finance Corp 4.125% due 11/29/13	EUR 1,000,000	1,126,297
SSIF Nevada LP 1.167% due 04/14/14 § ~	$3,300,000	3,279,603
State Bank of India (India) 4.500% due 07/27/15 ~	1,000,000	1,017,609
Stone Street Trust 5.902% due 12/15/15 ~	700,000	716,745
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	300,000	336,969
The Bear Stearns Cos LLC 6.400% due 10/02/17	400,000	462,003
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ~ ±	300,000	317,197
The Goldman Sachs Group Inc
3.300% due 05/03/15	200,000	200,133
6.250% due 09/01/17	1,100,000	1,197,849
6.750% due 10/01/37	1,200,000	1,180,844
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	400,000	407,796
7.640% § ±	500,000	337,500
UBS AG (Switzerland) 5.875% due 12/20/17	700,000	783,195
Wachovia Corp 0.656% due 08/01/13 §	300,000	300,339
Wells Fargo & Co 7.980% § ±	1,700,000	1,874,250
Westpac Banking Corp (Australia) 1.191% due 03/31/14 § ~	1,000,000	1,000,859

		90,196,680

Health Care - 0.0%

UnitedHealth Group Inc 6.875% due 02/15/38	100,000	139,677

Industrials - 1.9%

Caterpillar Inc 0.637% due 05/21/13 §	1,400,000	1,404,816
International Lease Finance Corp
0.819% due 07/13/12 §	2,682,000	2,680,455
5.625% due 09/20/13	255,000	262,013
5.750% due 05/15/16	100,000	101,580
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	200,000	194,000
United Technologies Corp 0.737% due 12/02/13 §	5,100,000	5,120,237

		9,763,101

Information Technology - 0.3%

Hewlett-Packard Co 0.747% due 05/24/13 §	1,600,000	1,596,931

Materials - 1.3%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	3,600,000	3,717,000
Codelco Inc (Chile) 6.150% due 10/24/36 ~	200,000	252,086
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	700,000	766,500
CSN Resources SA (Luxembourg) 6.500% due 07/21/20 ~	600,000	652,980

See Supplemental Notes to Schedule of Investments	16	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Gerdau Holdings Inc 7.000% due 01/20/20 ~	$400,000	$448,000
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	675,000
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	200,000	228,541
6.875% due 11/10/39	100,000	117,478

		6,857,585

Telecommunication Services - 0.6%

AT&T Inc 6.300% due 01/15/38	200,000	250,305
Deutsche Telekom International Finance BV (Netherlands) 6.500% due 04/08/22	GBP 900,000	1,698,278
Verizon Communications Inc 1.071% due 03/28/14 §	$900,000	908,375

		2,856,958

Utilities - 0.4%

CMS Energy Corp 5.050% due 02/15/18	1,000,000	1,074,369
Electricite de France (France)
5.500% due 01/26/14 ~	200,000	211,841
6.500% due 01/26/19 ~	200,000	235,846
6.950% due 01/26/39 ~	100,000	118,964
Entergy Corp 3.625% due 09/15/15	500,000	514,452

		2,155,472

Total Corporate Bonds & Notes (Cost $118,492,493)		120,231,396

SENIOR LOAN NOTES - 0.4%

Financials - 0.4%

Springleaf Finance Corp (Initial Term Loan) 5.500% due 05/10/17 §	2,000,000	1,888,572

Total Senior Loan Notes (Cost $1,991,802)		1,888,572

MORTGAGE-BACKED SECURITIES - 63.5%

Collateralized Mortgage Obligations - Commercial - 1.4%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §	100,000	115,179
5.700% due 06/11/50 “	200,000	231,543
Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/46 “	200,000	225,891
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	900,000	1,000,176
5.851% due 03/15/39 “ §	100,000	110,287
European Loan Conduit (Ireland) 0.840% due 05/15/19 “ §~	EUR 51,085	55,274
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 “	$400,000	445,464
JPMorgan Chase Commercial Mortgage Securities Corp 4.070% due 11/15/43 “ ~	500,000	549,763
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 “ §	600,000	691,163

	Principal Amount	Value

Merrill Lynch-Floating Trust 0.779% due 07/09/21 “ § ~	$408,375	$400,362
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 “	500,000	551,214
Morgan Stanley Capital I Inc 5.731% due 07/12/44 “ §	1,700,000	1,946,033
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/21 “ § ~	206,755	200,391
5.342% due 12/15/43 “	600,000	649,920

		7,172,660

Collateralized Mortgage Obligations - Residential - 3.5%

Adjustable Rate Mortgage Trust 2.887% due 05/25/35 “ §	3,737	3,732
Arran Residential Mortgages Funding PLC (United Kingdom)
1.886% due 11/19/47 “ § ~	EUR 2,170,019	2,750,090
2.089% due 05/16/47 “ § ~	1,000,000	1,270,287
Banc of America Funding Corp 2.628% due 05/25/35 “ §	$129,477	132,375
Banc of America Mortgage Securities Inc 3.015% due 07/25/33 “ §	60,052	57,233
BCAP LLC Trust 5.539% due 03/26/37 “ § ~	100,000	78,000
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/35 “ §	58,686	54,678
2.400% due 10/25/35 “ §	378,187	331,684
2.658% due 08/25/33 “ §	149,684	149,912
2.909% due 01/25/35 “ §	1,486,949	1,241,166
3.078% due 03/25/35 “ §	114,303	112,886
Bear Stearns Alt-A Trust
2.809% due 11/25/36 “ §	94,108	50,395
2.879% due 09/25/35 “ §	70,974	48,890
2.883% due 05/25/35 “ §	59,822	47,823
Chase Mortgage Finance Corp 5.795% due 09/25/36 “ §	290,572	252,429
Chevy Chase Mortgage Funding Corp 0.495% due 08/25/35 “ § ~	72,788	50,136
Citigroup Mortgage Loan Trust Inc
2.340% due 09/25/35 “ §	70,763	62,416
2.580% due 10/25/35 “ §	122,029	107,354
Countrywide Alternative Loan Trust 2.996% due 06/25/37 “ §	380,221	244,901
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/35 “ §	32,994	20,691
0.585% due 06/25/35 “ § ~	142,799	122,156
Credit Suisse First Boston Mortgage Securities Corp
0.888% due 03/25/32 “ § ~	5,267	3,937
6.000% due 11/25/35 “	112,161	87,957
Downey Saving and Loan Association Mortgage Loan Trust 0.423% due 04/19/47 “ § Ω	465,272	94,511
Fannie Mae
0.445% due 10/27/37 “ §	3,400,000	3,381,400
0.555% due 04/25/37 “ §	156,262	156,467
0.695% due 09/25/35 “ §	300,008	300,874
1.625% due 11/25/23 “ §	239,730	245,994
4.250% due 07/25/17 “	32,596	32,915
4.500% due 10/25/17 “	38,150	38,798
Freddie Mac
1.314% due 10/25/44 “ §	48,415	48,602
1.524% due 07/25/44 “ §	255,739	266,091
5.000% due 04/15/18 “	1,307	1,307
8.000% due 04/15/30 “	262,371	310,527
Granite Master Issuer PLC (United Kingdom)
0.504% due 12/20/54 “ §	501,031	482,142
0.601% due 12/20/54 “ §~	EUR 626,839	765,264
0.661% due 12/20/54 “ §~	1,008,324	1,230,993

See Supplemental Notes to Schedule of Investments	17	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Granite Mortgages PLC (United Kingdom)
1.121% due 01/20/44 “ § ~	EUR 33,895	$41,598
1.298% due 09/20/44 “ § ~	GBP 186,139	280,910
1.393% due 01/20/44 “ § ~	34,300	51,892
Harborview Mortgage Loan Trust
0.413% due 12/19/36 “ §	$650,505	352,934
0.433% due 01/19/38 “ §	208,917	126,018
0.463% due 05/19/35 “ §	37,118	23,397
JPMorgan Mortgage Trust
5.017% due 02/25/35 “ §	31,386	31,498
5.314% due 07/25/35 “ §	357,242	354,036
5.750% due 01/25/36 “	64,166	59,260
Mellon Residential Funding Corp 0.722% due 06/15/30 “ §	10,298	9,858
Merrill Lynch Mortgage Investors Inc 0.455% due 02/25/36 “ §	49,227	36,165
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 “	321,006	321,691
Residential Accredit Loans Inc
0.425% due 06/25/46 “ §	99,343	33,746
6.000% due 06/25/36 “	275,369	181,802
Residential Asset Securitization Trust 0.645% due 05/25/33 “ §	11,426	10,930
Structured Asset Mortgage Investments Inc 0.465% due 05/25/36 “ §	220,870	105,855
Structured Asset Securities Corp
2.764% due 08/25/32 “ §	28,307	26,503
2.823% due 10/25/35 “ § ~	67,198	53,309
Washington Mutual Mortgage Pass-Through Certificates
0.555% due 01/25/45 “ §	27,746	23,190
0.565% due 01/25/45 “ §	28,713	24,110
1.547% due 08/25/42 “ §	4,835	3,910
2.390% due 02/27/34 “ §	8,775	8,765
2.640% due 09/25/46 “ §	101,483	77,520
5.366% due 02/25/37 “ §	590,784	519,908
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 03/25/36 “ §	715,751	600,531
2.623% due 12/25/34 “ §	115,776	117,124
2.645% due 04/25/36 “ §	85,410	69,571
4.500% due 11/25/18 “	21,584	21,791

		18,204,835

Fannie Mae - 57.3%

1.353% due 10/01/44 “ §	44,807	45,230
2.167% due 09/01/35 “ §	173,391	180,601
2.493% due 11/01/34 “ §	159,232	170,286
2.500% due 08/16/27 “	3,000,000	3,087,188
2.594% due 11/01/32 “ §	161,960	172,570
2.612% due 12/01/35 “ §	39,211	41,786
3.000% due 07/17/27 “	50,400,000	52,825,500
3.500% due 08/01/26 “	83,117	87,942
3.500% due 09/01/26 “	94,383	99,862
3.500% due 11/01/26 “	496,344	525,157
3.500% due 02/01/27 “	327,296	346,296
3.500% due 07/17/27 “	33,000,000	34,876,875
3.500% due 07/12/42 “	2,000,000	2,103,125
3.500% due 07/12/42 “	31,000,000	32,511,250
4.000% due 04/01/24 “	21,168	22,532
4.000% due 05/01/25 “	29,486	31,387
4.000% due 07/01/25 “	469,753	500,024
4.000% due 09/01/25 “	646,186	687,826
4.000% due 12/01/25 “	208,964	222,430
4.000% due 04/01/26 “	1,988,966	2,118,377
4.000% due 06/01/26 “	198,470	211,383
4.000% due 07/17/27 “	6,000,000	6,382,500
4.000% due 11/01/40 “	822,207	876,975
4.000% due 12/01/40 “	214,292	228,432
4.000% due 03/01/41 “	453,256	483,590

	Principal Amount	Value

4.000% due 04/01/41 “	$498,710	$532,085
4.000% due 04/01/41 “	190,091	202,753
4.000% due 09/01/41 “	921,861	997,095
4.000% due 07/12/42 “	15,000,000	15,972,656
4.000% due 08/13/42 “	5,000,000	5,314,844
4.500% due 01/01/23 “	203,645	218,549
4.500% due 06/01/24 “	502,870	539,597
4.500% due 01/01/25 “	134,797	144,642
4.500% due 07/17/27 “	3,000,000	3,216,563
4.500% due 04/01/29 “	5,648,086	6,077,018
4.500% due 10/01/40 “	8,842,455	9,520,885
4.500% due 12/01/40 “	802,176	863,723
4.500% due 02/01/41 “	130,605	140,871
4.500% due 03/01/41 “	96,546	104,134
4.500% due 05/01/41 “	744,016	802,495
4.500% due 05/01/41 “	4,925,464	5,312,602
4.500% due 05/01/41 “	3,537,885	3,809,326
4.500% due 06/01/41 “	7,663,272	8,265,598
4.500% due 08/01/41 “	246,142	265,488
4.500% due 07/12/42 “	17,000,000	18,243,125
4.506% due 12/01/36 “ §	18,935	19,999
5.000% due 03/01/34 “	677,057	736,964
5.000% due 03/01/35 “	389,322	424,733
5.000% due 08/01/35 “	854,179	929,201
5.000% due 07/15/38 “	39,000,000	42,217,512
5.500% due 12/01/20 “	6,867	7,525
5.500% due 07/01/21 “	32,060	35,070
5.500% due 08/01/21 “	89,253	96,579
5.500% due 10/01/21 “	209,181	229,209
5.500% due 12/01/21 “	36,639	40,078
5.500% due 04/01/22 “	173,702	190,007
5.500% due 05/01/22 “	440,663	482,028
5.500% due 05/01/22 “	267,176	292,840
5.500% due 07/01/22 “	38,093	41,668
5.500% due 06/01/23 “	136,352	149,152
5.500% due 06/01/23 “	48,777	53,670
5.500% due 09/01/23 “	232,535	254,363
5.500% due 02/01/24 “	51,256	56,494
5.500% due 11/01/32 “	515,177	566,778
5.500% due 01/01/34 “	26,725	29,385
5.500% due 02/01/34 “	97,287	106,971
5.500% due 03/01/34 “	15,791	17,352
5.500% due 04/01/34 “	5,851	6,428
5.500% due 02/01/35 “	139,920	153,759
5.500% due 07/01/36 “	105,485	115,919
5.500% due 09/01/36 “	119,308	131,183
5.500% due 01/01/37 “	487,383	532,545
5.500% due 06/01/37 “	533,069	581,798
5.500% due 02/01/38 “	471,894	515,621
5.500% due 03/01/38 “	689,451	752,475
5.500% due 06/01/38 “	390,547	426,248
5.500% due 08/01/39 “	36,039	39,649
5.500% due 07/12/42 “	14,000,000	15,273,128
5.500% due 08/13/42 “	7,000,000	7,633,283
6.000% due 09/01/22 “	39,802	43,774
6.000% due 01/01/23 “	25,503	28,176
6.000% due 02/01/33 “	34,949	39,361
6.000% due 12/01/35 “	69,437	76,834
6.000% due 06/01/36 “	10,024	11,048
6.000% due 06/01/36 “	61,666	67,965
6.000% due 07/01/36 “	10,060	11,087
6.000% due 08/01/36 “	7,782	8,679
6.000% due 09/01/36 “	191,915	211,520
6.000% due 09/01/36 “	43,784	48,257
6.000% due 09/01/36 “	25,023	27,579
6.000% due 10/01/36 “	288,667	318,156
6.000% due 10/01/36 “	12,866	14,180
6.000% due 11/01/36 “	14,317	15,808
6.000% due 11/01/36 “	131,511	144,946
6.000% due 12/01/36 “	92,665	102,132

See Supplemental Notes to Schedule of Investments	18	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

6.000% due 03/01/37 “	$8,685	$9,573
6.000% due 04/01/37 “	12,384	13,649
6.000% due 06/01/37 “	9,325	10,277
6.000% due 07/01/37 “	19,024	20,968
6.000% due 07/01/37 “	45,196	49,813
6.000% due 07/01/37 “	751,353	828,108
6.000% due 09/01/37 “	425,317	468,765
6.000% due 09/01/37 “	6,309	6,954
6.000% due 09/01/37 “	316,448	352,631
6.000% due 12/01/38 “	774,227	854,207
6.000% due 12/01/38 “	647,032	711,715
6.000% due 01/01/39 “	11,578	12,754
6.500% due 03/01/17 “	31,937	34,716

		297,066,419

Freddie Mac - 1.3%

2.095% due 09/01/35 “ §	23,995	25,152
2.375% due 11/01/31 “ §	7,419	7,866
2.457% due 04/01/32 “ §	23,636	25,150
2.478% due 06/01/35 “ §	272,035	290,469
2.620% due 09/01/35 “ §	172,595	183,717
4.500% due 09/01/41 “	782,982	839,141
5.500% due 03/01/23 “	18,465	20,243
5.500% due 04/01/38 “	948,601	1,037,389
5.500% due 06/01/38 “	310,746	337,889
5.500% due 06/01/38 “	554,474	602,907
5.500% due 07/01/38 “	257,658	280,406
5.500% due 12/01/38 “	218,611	239,142
5.500% due 01/01/39 “	1,737,464	1,890,859
5.500% due 03/01/39 “	898,240	976,701
5.500% due 05/01/40 “	70,942	77,205
6.000% due 12/01/22 “	29,694	32,718
6.000% due 03/01/23 “	78,471	86,463

		6,953,417

Total Mortgage-Backed Securities (Cost $327,530,519)		329,397,331

ASSET-BACKED SECURITIES - 2.6%

Argent Securities Inc 1.065% due 02/25/34 “ §	1,554,961	1,170,504
Asset Backed Funding Certificates 0.595% due 06/25/34 “ §	120,797	90,325
Auto ABS SARL (Italy) 0.871% due 10/25/20 “ § ~	EUR 375,924	473,597
Bear Stearns Asset Backed Securities Trust
0.445% due 12/25/36 “ §	$500,000	335,284
3.021% due 10/25/36 “ §	158,980	109,809
Citibank Omni Master Trust 2.992% due 08/15/18 “ § ~	3,200,000	3,361,993
Duane Street CLO (Cayman) 0.716% due 11/08/17 “ § ~	2,684,933	2,640,585
Galaxy CLO Ltd (Cayman) 0.746% due 04/17/17 “ § ~	561,408	555,125
Halcyon Structured Asset Management Long Short CLO Ltd (Cayman) 0.691% due 08/07/21 “ § ~	2,500,000	2,439,010
Hillmark Funding CDO (Cayman) 0.717% due 05/21/21 “ § ~	1,100,000	1,038,980
HSBC Home Equity Loan Trust 0.394% due 03/20/36 “ §	492,316	464,568
Long Beach Mortgage Loan Trust 0.805% due 10/25/34 “ §	18,554	15,284
Park Place Securities Inc 0.505% due 09/25/35 “ §	138,718	129,735
Securitized Asset-Backed Receivables LLC Trust 0.375% due 05/25/37 “ § Ω	149,824	77,195

	Principal Amount	Value

United States Small Business Administration 4.754% due 08/10/14 “	$32,209	$33,976
Wind River Ltd CLO (Cayman) 0.798% due 12/19/16 “ § ~	733,845	714,947

Total Asset-Backed Securities (Cost $13,648,041)		13,650,917

U.S. GOVERNMENT AGENCY ISSUES - 12.8%

Fannie Mae
0.500% due 07/02/15	7,700,000	7,696,196
1.125% due 04/27/17	2,200,000	2,224,292
1.250% due 01/30/17	16,700,000	16,989,662
1.375% due 11/15/16	11,300,000	11,582,794
5.000% due 02/13/17	900,000	1,066,821
5.000% due 05/11/17	900,000	1,073,688
5.250% due 09/15/16	100,000	118,410
5.375% due 06/12/17	3,500,000	4,247,152
Freddie Mac
1.000% due 03/08/17	3,200,000	3,222,458
1.000% due 06/29/17	13,700,000	13,756,718
1.250% due 05/12/17	700,000	710,422
1.750% due 05/30/19	100,000	102,515
2.375% due 01/13/22	400,000	411,727
3.750% due 03/27/19	1,600,000	1,851,958
5.500% due 08/23/17	900,000	1,104,296

Total U.S. Government Agency Issues (Cost $65,509,468)		66,159,109

U.S. TREASURY OBLIGATIONS - 29.1%

U.S. Treasury Bonds - 0.2%

3.000% due 05/15/42	1,000,000	1,049,844

U.S. Treasury Inflation Protected Securities - 6.1%

0.625% due 07/15/21 ^	4,694,990	5,238,581
0.750% due 02/15/42 ^	2,239,710	2,363,243
1.125% due 01/15/21 ^	3,154,770	3,638,090
1.250% due 07/15/20 ^	210,962	245,441
2.000% due 01/15/26 ^ ‡	24,202,138	2,817,360
2.125% due 02/15/40 ^ ‡	6,279,429	8,948,186
2.375% due 01/15/25 ^	1,220,390	1,611,297
2.375% due 01/15/27 ^	3,992,450	5,371,406
3.625% due 04/15/28 ^	711,140	1,099,489

		31,333,093

U.S. Treasury Notes - 22.8%

0.625% due 05/31/17	62,300,000	62,051,797
0.750% due 06/30/17 ‡	4,900,000	4,908,041
0.875% due 04/30/17	13,300,000	13,410,137
1.000% due 03/31/17	32,300,000	32,764,313
1.250% due 04/30/19	1,500,000	1,517,696
1.500% due 08/31/18 ‡	2,700,000	2,787,961
3.375% due 11/15/19	600,000	694,688
3.500% due 02/15/18	200,000	228,969

		118,363,602

Total U.S. Treasury Obligations (Cost $147,920,258)		150,746,539

See Supplemental Notes to Schedule of Investments	19	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 2.6%

Banco Nacional Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	$131,865
Canada Housing Trust No 1 (Canada)
3.350% due 12/15/20 ~	CAD 800,000	860,992
3.800% due 06/15/21 ~	300,000	333,783
Province of British Columbia (Canada)
3.250% due 12/18/21	100,000	104,008
4.300% due 06/18/42	100,000	116,873
Province of Ontario (Canada)
3.000% due 07/16/18	$100,000	107,610
3.150% due 06/02/22	CAD 3,100,000	3,146,678
4.000% due 06/02/21	800,000	870,940
4.200% due 06/02/20	200,000	220,489
4.300% due 03/08/17	400,000	435,961
4.400% due 06/02/19	300,000	334,078
4.600% due 06/02/39	100,000	117,681
4.700% due 06/02/37	400,000	472,421
5.500% due 06/02/18	100,000	116,426
Province of Quebec (Canada)
3.500% due 07/29/20	$400,000	441,091
3.500% due 12/01/22	CAD 2,100,000	2,171,740
4.250% due 12/01/21	700,000	770,825
4.500% due 12/01/17	200,000	221,326
4.500% due 12/01/18	200,000	222,835
4.500% due 12/01/20	200,000	224,127
Republic of Panama (Panama) 9.375% due 04/01/29	$40,000	65,600
Russia Foreign Bond (Russia) 7.500% due 03/31/30 § ~	1,288,000	1,549,580
Societe de Financement de l’Economie Francaise (France) 3.375% due 05/05/14 ~	200,000	208,163
Vnesheconombank PLC (Ireland)
5.375% due 02/13/17 ~	200,000	207,468
5.450% due 11/22/17 ~	100,000	103,699

Total Foreign Government Bonds & Notes (Cost $13,087,981)		13,556,259

MUNICIPAL BONDS - 4.2%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	1,000,000	1,435,910
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	1,100,000	845,119
City of North Las Vegas NV 6.572% due 06/01/40	900,000	1,051,992
Clark County NV Airport ‘C’ 6.820% due 07/01/45	200,000	273,910
County of Fresno CA 0.000% due 08/15/22	1,400,000	889,196
Los Angeles Unified School District CA ‘A1’ 4.500% due 01/01/28	400,000	425,320
New Jersey Economic Development Authority ‘B’ 0.000% due 02/15/19	4,100,000	3,209,193
New York Liberty Development Corp 5.750% due 11/15/51	3,700,000	4,207,455
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	100,000	115,358
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,903,552

	Principal Amount	Value

State of California
5.650% due 04/01/39 §	$100,000	$103,678
7.500% due 04/01/34	100,000	125,024
7.550% due 04/01/39	100,000	128,692
7.600% due 11/01/40	1,400,000	1,821,848
Tobacco Securitization Authority of Southern California ‘A1’ 5.000% due 06/01/37	800,000	625,848
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	840,000	633,352
University of Arizona 6.423% due 08/01/35	2,700,000	3,163,698
University of California 6.270% due 05/15/31	500,000	571,030

Total Municipal Bonds (Cost $19,341,852)		21,530,175

SHORT-TERM INVESTMENTS - 8.0%

U.S. Treasury Bills - 0.1%

0.103% due 11/15/12 ‡	188,000	187,922
0.172% due 05/30/13 ‡	147,000	146,746

		334,668

Repurchase Agreements - 7.7%

BNP Paribas 0.200% due 07/12/12 (Dated 06/27/12, repurchase price of $17,301,346; collateralized by a Federal Home Loan Mortgage Corporation Note: 4.000% due 11/01/31 and value $17,998,561) Δ	17,300,000	17,300,000
JPMorgan Chase & Co 0.210% due 07/02/12 (Dated 06/28/12, repurchase price of $4,400,077; collateralized by a U.S. Treasury Note: 2.500% due 03/31/15 and value $4,496,306)	4,400,000	4,400,000
JPMorgan Chase & Co 0.270% due 07/03/12 (Dated 06/29/12, repurchase price of $100,001; collateralized by a U.S. Treasury Note: 1.750% due 10/31/18 and value $107,120)	100,000	100,000
JPMorgan Chase & Co 0.190% due 07/17/12 (Dated 06/29/12, repurchase price of $400,032; collateralized by a Federal Home Loan Mortgage Corporation Note: 4.500% due 07/15/13 and value $409,621) Δ	400,000	400,000
The Goldman Sachs Group Inc 0.180% due 07/17/12 (Dated 06/21/12, repurchase price of $9,001,125; collateralized by a Federal National Mortgage Association Note: 5.000% due 04/01/38 and value $9,298,821) Δ	9,000,000	9,000,000
The Goldman Sachs Group Inc 0.180% due 07/17/12 (Dated 06/22/12, repurchase price of $9,000,990; collateralized by a Federal Home Loan Mortgage Corporation Note: 3.500% due 11/01/26 and value $9,284,707) Δ	9,000,000	9,000,000

		40,200,000

See Supplemental Notes to Schedule of Investments	20	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

Money Market Fund - 0.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	961,132	$961,132

Total Short-Term Investments (Cost $41,495,806)		41,495,800

TOTAL INVESTMENTS - 147.0% (Cost $751,330,049)		762,045,138

TOTAL SECURITIES SOLD SHORT - (0.6%)
(See Note (d) in Notes to Schedule of Investments) (Proceeds $3,211,875)		(3,217,031)

OTHER ASSETS & LIABILITIES, NET - (46.4%)		(240,613,954)

NET ASSETS - 100.0%		$518,214,153

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $362,503 or less than 0.1% of the net assets were in default as of June 30, 2012.

(c)	As of June 30, 2012, 6.9% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Securities sold short outstanding as of June 30, 2012 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.6%)

Fannie Mae - (0.6%)
4.500% due 08/13/42	$3,000,000	($3,217,031)

Total Securities Sold Short (Proceeds $3,211,875)		($3,217,031)

(e)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Eurodollar (03/15)	87	$87,000,000	$11,582
Eurodollar (06/15)	61	61,000,000	15,185
U.S. Treasury 10-Year Notes (09/12)	33	3,300,000	(10,608)

Total Futures Contracts			$16,159

(f)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Sell	CAD	10,874,000	09/12	UBS	($81,785)
Buy	CNY	10,222,705	02/13	DUB	(12,447)
Sell	CNY	2,012,955	02/13	BRC	3,760
Sell	CNY	8,209,750	02/13	UBS	14,470
Sell	DKK	4,384,000	08/12	HSB	6,143
Buy	EUR	300,000	07/12	BRC	(9,354)
Buy	EUR	200,000	07/12	UBS	(9,453)
Buy	EUR	140,000	09/12	HSB	778
Sell	EUR	7,765,000	09/12	CIT	(146,183)
Sell	EUR	5,000	09/12	CIT	16
Sell	GBP	4,844,000	09/12	BRC	(44,441)
Buy	IDR	10,089,755,000	07/12	HSB	(42,934)
Sell	IDR	651,000,000	07/12	BRC	529
Sell	IDR	60,375,000	07/12	GSC	63
Sell	IDR	4,160,000,000	07/12	HSB	4,086
Sell	IDR	5,218,380,000	07/12	UBS	(1,400)
Buy	INR	73,367,500	07/12	JPM	(268,181)
Sell	INR	43,931,000	07/12	BRC	66,963
Sell	INR	10,184,000	07/12	DUB	18,121
Sell	INR	19,252,500	07/12	JPM	34,552
Sell	JPY	48,126,000	09/12	JPM	(3,696)
Sell	JPY	23,838,000	09/12	JPM	420
Sell	JPY	47,581,000	09/12	UBS	(1,954)
Buy	MXN	3,007,772	08/12	JPM	(5,685)
Sell	MXN	2,756,000	08/12	BRC	(5,623)
Sell	SGD	500	08/12	UBS	6

Total Forward Foreign Currency Contracts					($483,229)

See Supplemental Notes to Schedule of Investments	21	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(g)	Transactions in written options for the three month period ended June 30, 2012 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31, 2012	139,900,000	$1,383,751
Put Options Written	23,000,000	93,807
Put Options Expired	(26,500,000)	(257,679)

Outstanding, June 30, 2012	136,400,000	$1,219,879

(h)	Premiums received and value of written options outstanding as of June 30, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1+0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($1,768)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1+0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(1,002)

						$18,060	($2,770)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	03/18/13	MSC	$2,400,000	$22,440	($37,779)

Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	1,200,000	7,230	—
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	3,800,000	93,949	—
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	1,200,000	30,132	—
Put - OTC 3-Year Interest Rate Swap	Pay	1.000%	08/13/12	DUB	1,600,000	16,440	(65)
Put - OTC 5-Year Interest Rate Swap	Pay	1.350%	08/13/12	RBS	4,400,000	17,985	(1,068)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	CIT	4,000,000	27,600	(181)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	DUB	31,600,000	237,577	(1,431)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	MSC	2,500,000	11,188	(113)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	CIT	19,900,000	210,315	(219)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	DUB	12,100,000	129,927	(133)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	RBS	7,400,000	102,626	(82)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	700,000	4,769	—
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	4,800,000	29,501	(1)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	15,000,000	117,839	(2)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	CIT	900,000	4,050	(332)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	6,500,000	17,961	(2,400)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	5,400,000	20,385	(99)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	MSC	2,400,000	46,560	(14,972)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	2,300,000	21,585	(4,373)
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	4,500,000	31,760	(5,629)

						1,179,379	(31,100)

						$1,201,819	($68,879)

Total Written Options						$1,219,879	($71,649)

(i)	Swap agreements outstanding as of June 30, 2012 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley 6.600% due 04/01/12	1.000%	09/20/12	BRC	2.400%	$100,000	($290)	($1,967)	$1,677
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/12	BRC	0.534%	1,700,000	4,331	2,600	1,731
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	0.874%	200,000	9,459	—	9,459
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	0.874%	200,000	10,151	—	10,151
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	0.874%	200,000	10,437	—	10,437

See Supplemental Notes to Schedule of Investments	22	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	0.874%	$200,000	$10,681	$—	$10,681
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	0.874%	300,000	16,446	—	16,446
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	0.874%	400,000	23,131	—	23,131
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	0.874%	400,000	23,432	—	23,432
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/14	CIT	2.061%	1,800,000	(45,427)	(43,994)	(1,433)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	0.926%	400,000	919	(8,999)	9,918
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	0.926%	400,000	919	(9,184)	10,103
Japanese Government Bond 2.000% due 03/21/22	1.000%	03/20/15	DUB	0.425%	1,000,000	15,931	11,616	4,315
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	0.926%	200,000	460	(4,592)	5,052
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	DUB	1.136%	1,000,000	(3,677)	(10,975)	7,298
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	06/20/15	GSC	0.301%	1,100,000	23,155	10,164	12,991
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.136%	1,000,000	(3,677)	(10,975)	7,298
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BRC	1.171%	1,000,000	(5,108)	(7,735)	2,627
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BRC	1.010%	1,000,000	(11)	(7,735)	7,724
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	HSB	1.171%	600,000	(3,066)	(5,961)	2,895
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	UBS	1.171%	500,000	(2,554)	(4,731)	2,177
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	1.369%	700,000	(26,390)	(13,898)	(12,492)
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/15	CIT	2.508%	800,000	(39,442)	(29,083)	(10,359)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	12/20/15	GSC	0.373%	1,200,000	26,361	27,797	(1,436)
General Electric Capital Corp 5.625% due 09/15/17	1.000%	12/20/15	MSC	1.417%	500,000	(6,868)	(9,796)	2,928
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	RBS	1.447%	2,900,000	(124,819)	(89,270)	(35,549)
China Government Bond 4.750% due 10/29/13	1.000%	03/20/16	BRC	0.866%	1,000,000	5,212	11,950	(6,738)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	BRC	1.110%	100,000	(371)	(768)	397
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/16	CIT	1.269%	2,300,000	(21,804)	(16,240)	(5,564)
Republic of Kazakhstan Debt	1.000%	03/20/16	CIT	2.223%	300,000	(12,999)	(8,658)	(4,341)
United Mexican States 5.950% due 03/19/19	1.000%	03/20/16	CIT	1.110%	1,100,000	(4,085)	(8,978)	4,893
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	DUB	1.110%	700,000	(2,599)	(5,135)	2,536
Berkshire Hathaway Finance Corp 2.450% due 12/15/15	1.000%	06/20/16	CIT	1.205%	900,000	(6,826)	(2,156)	(4,670)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/16	CIT	1.310%	700,000	(8,160)	(2,363)	(5,797)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/16	HSB	1.576%	400,000	(21,446)	(17,549)	(3,897)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	DUB	0.955%	400,000	867	2,210	(1,343)
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/16	GSC	1.345%	200,000	(2,763)	(1,217)	(1,546)
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	HSB	0.986%	100,000	88	(218)	306

See Supplemental Notes to Schedule of Investments	23	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	MSC	0.955%	$400,000	$867	$2,019	($1,152)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	UBS	0.955%	300,000	650	1,557	(907)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	09/20/16	UBS	1.569%	100,000	(2,275)	(1,578)	(697)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	12/20/16	CIT	0.555%	2,000,000	39,852	7,916	31,936
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	12/20/16	GSC	0.555%	1,400,000	27,897	4,152	23,745
Ally Financial Inc 8.300% due 02/12/15	5.000%	12/20/16	DUB	3.798%	300,000	14,388	(3,675)	18,063
United Mexican States 5.950% due 03/19/19	1.000%	06/20/17	BRC	1.328%	400,000	(6,162)	(4,897)	(1,265)
Australian Government 6.500% due 05/15/13	1.000%	06/20/17	CIT	0.682%	1,300,000	20,557	14,784	5,773
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/17	CIT	1.492%	1,600,000	(36,954)	(21,914)	(15,040)
South Korea Government Bond 4.875% due 09/22/14	1.000%	06/20/17	CIT	1.174%	400,000	(3,213)	(3,926)	713
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/17	DUB	1.492%	1,300,000	(30,026)	(14,173)	(15,853)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/17	DUB	1.862%	200,000	(8,012)	(5,884)	(2,128)
South Korea Government Bond 4.875% due 09/22/14	1.000%	06/20/17	DUB	1.174%	400,000	(3,213)	(4,653)	1,440
Russian Federation 7.500% due 03/31/30	1.000%	06/20/17	GSC	2.259%	100,000	(5,836)	(6,901)	1,065
United Mexican States 5.950% due 03/19/19	1.000%	06/20/17	GSC	1.328%	100,000	(1,540)	(1,127)	(413)
South Korea Government Bond 4.875% due 09/22/14	1.000%	06/20/17	HSB	1.174%	300,000	(2,409)	(2,872)	463
United Mexican States 5.950% due 03/19/19	1.000%	06/20/17	HSB	1.328%	400,000	(6,162)	(4,702)	(1,460)
Japanese Government Bond 2.000% due 03/21/22 Δ	1.000%	06/20/17	MSC	0.899%	2,000,000	10,414	2,504	7,910
United Mexican States 5.950% due 03/19/19	1.000%	06/20/17	MSC	1.328%	1,000,000	(15,404)	(7,846)	(7,558)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/17	UBS	1.152%	3,300,000	(22,989)	(19,234)	(3,755)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/17	UBS	1.862%	800,000	(32,049)	(24,192)	(7,857)
South Korea Government Bond 4.875% due 09/22/14	1.000%	06/20/17	UBS	1.174%	900,000	(7,228)	(9,272)	2,044
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	1.309%	200,000	(197)	—	(197)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/17	CIT	1.205%	100,000	(1,001)	(1,377)	376
MetLife Inc 5.000% due 06/15/15	1.000%	03/20/18	DUB	2.927%	1,200,000	(116,203)	(68,165)	(48,038)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/21	CIT	1.658%	100,000	(5,087)	(4,247)	(840)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/21	BRC	2.405%	1,500,000	(157,382)	(95,221)	(62,161)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BRC	1.672%	1,200,000	(63,782)	(34,805)	(28,977)

						($572,901)	($563,569)	($9,332)

Credit Default Swaps on Credit Indices - Buy Protection (2)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
OTC - Dow Jones iTraxx 17SEN2 BP	1.000%	06/20/17	BRC	EUR 1,400,000	$125,598	$91,912	$33,686
OTC - Dow Jones iTraxx 17SEN2 BP	1.000%	06/20/17	CIT	200,000	17,942	13,130	4,812

					$143,540	$105,042	$38,498

See Supplemental Notes to Schedule of Investments	24	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - Dow Jones CDX NA HY-9 5Y Δ	2.080%	12/20/12	BOA	$1,412,625	$14,848	$—	$14,848
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	BRC	2,600,000	192,194	174,200	17,994
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	DUB	900,000	66,529	117,500	(50,971)
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	HSB	1,200,000	88,705	135,550	(46,845)
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	MSC	900,000	66,529	101,250	(34,721)
OTC - Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	CIT	200,000	16,084	27,650	(11,566)
OTC - Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	DUB	600,000	48,251	74,750	(26,499)
OTC - Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	MSC	400,000	32,167	52,000	(19,833)
CME - Dow Jones CDX NA IG-17 5Y	1.000%	12/20/16	CME	40,700,000	50,507	694,915	(644,408)
OTC - Dow Jones CDX NA IG-9 10Y	0.548%	12/20/17	GSC	96,450	843	—	843

					$576,657	$1,377,815	($801,158)

Total Credit Default Swaps					$147,296	$919,288	($771,992)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.600%	09/06/16	MXN1,100,000	$1,582	$552	$1,030
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.600%	09/06/16	2,100,000	3,022	820	2,202
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	5.600%	09/06/16	1,400,000	1,903	280	1,623
OTC - 28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	1,200,000	10,802	1,757	9,045
OTC - 28-Day Mexico Interbank TIIE Banxico Δ	BRC	Pay	5.500%	09/13/17	13,000,000	15,636	(10,195)	25,831
OTC - 28-Day Mexico Interbank TIIE Banxico Δ	HSB	Pay	5.500%	09/13/17	5,000,000	5,672	(1,920)	7,592
OTC - 28-Day Mexico Interbank TIIE Banxico Δ	MSC	Pay	5.500%	09/13/17	3,000,000	3,399	(1,453)	4,852
OTC - 28-Day Mexico Interbank TIIE Banxico Δ	BRC	Pay	6.000%	09/02/22	27,000,000	7,425	(14,093)	21,518
OTC - 3-Month USD-LIBOR	BRC	Receive	2.750%	06/20/42	$1,400,000	(95,444)	12,600	(108,044)
OTC - 3-Month USD-LIBOR	MSC	Receive	2.750%	06/20/42	2,200,000	(149,983)	21,230	(171,213)

Total Interest Rate Swaps						($195,986)	$9,578	($205,564)

Total Swap Agreements						($48,690)	$928,866	($977,556)

(j)	As of June 30, 2012, securities with total aggregate values of $144,456 and $1,040,681 were fully or partially segregated with the broker(s)/custodian as collateral for open futures and swap contracts, respectively.

See Supplemental Notes to Schedule of Investments	25	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,375,000	$3,375,000	$—	$—
	Preferred Stocks (1)	14,040	14,040	—	—
	Corporate Bonds & Notes	120,231,396	—	120,227,599	3,797
	Senior Loan Notes	1,888,572	—	1,888,572	—
	Mortgage-Backed Securities	329,397,331	—	329,319,331	78,000
	Asset-Backed Securities	13,650,917	—	13,650,917	—
	U.S. Government Agency Issues	66,159,109	—	66,159,109	—
	U.S. Treasury Obligations	150,746,539	—	150,746,539	—
	Foreign Government Bonds & Notes	13,556,259	—	13,556,259	—
	Municipal Bonds	21,530,175	—	21,530,175	—
	Short-Term Investments	41,495,800	961,132	40,534,668	—
	Derivatives:
	Credit Contracts
	Swaps	1,016,802	—	1,016,802	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	149,907	—	149,907	—
	Interest Rate Contracts
	Futures	26,767	26,767	—	—
	Swaps	49,441	—	49,441	—

	Total Interest Rate Contracts	76,208	26,767	49,441	—

	Total Assets - Derivatives	1,242,917	26,767	1,216,150	—

	Total Assets	763,288,055	4,376,939	758,829,319	81,797

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(3,217,031)	—	(3,217,031)	—
	Derivatives:
	Credit Contracts
	Swaps	(869,506)	—	(869,506)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(633,136)	—	(633,136)	—
	Interest Rate Contracts
	Futures	(10,608)	(10,608)	—	—
	Written Options	(71,649)	—	(68,879)	(2,770)
	Swaps	(245,427)	—	(245,427)	—

	Total Interest Rate Contracts	(327,684)	(10,608)	(314,306)	(2,770)

	Total Liabilities - Derivatives	(1,830,326)	(10,608)	(1,816,948)	(2,770)

	Total Liabilities	(5,047,357)	(10,608)	(5,033,979)	(2,770)

	Total	$758,240,698	$4,366,331	$753,795,340	$79,027

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2012:

	Corporate Bonds & Notes	Mortgage- Backed Securities	Liabilities Derivatives Interest Rate Contracts Written Options	Total
Value, Beginning of Period	$3,001	$75,300	($2,956)	$75,345
Purchases	—	—	—	—
Sales (including paydowns)	—	—	—	—
Accrued Discounts (Premiums)	—	—	—	—
Net Realized Gains (Losses)	—	—	—	—
Change in Net Unrealized Appreciation	796	2,700	186	3,682
Transfers In	—	—	—	—
Transfers Out	—	—	—	—

Value, End of Period	$3,797	$78,000	($2,770)	$79,027

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$796	$2,700	$186	$3,682

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	26	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 39.1%

Consumer Discretionary - 2.4%

CBS Corp 1.950% due 07/01/17	$120,000	$120,079
Cox Communications Inc 7.125% due 10/01/12	325,000	329,894
DIRECTV Holdings LLC 4.750% due 10/01/14	650,000	698,176
Dollar General Corp 4.125% due 07/15/17	340,000	346,375
DR Horton Inc 4.750% due 05/15/17	325,000	335,766
Easton-Bell Sports Inc 9.750% due 12/01/16	130,000	142,838
NBCUniversal Media LLC 2.100% due 04/01/14	435,000	442,953
Sirius XM Radio Inc 9.750% due 09/01/15 ~	130,000	138,450
Speedway Motorsports Inc 8.750% due 06/01/16	140,000	152,950
Staples Inc 9.750% due 01/15/14	425,000	475,233
TCM Sub LLC 3.550% due 01/15/15 ~	405,000	426,819
The Interpublic Group of Cos Inc 6.250% due 11/15/14	398,000	436,805
Thomson Reuters Corp (Canada) 5.700% due 10/01/14	250,000	275,119
Ticketmaster Entertainment LLC 10.750% due 08/01/16	135,000	143,438
Time Warner Cable Inc 5.400% due 07/02/12	381,000	381,000
8.250% due 02/14/14	175,000	194,932

		5,040,827

Consumer Staples - 2.5%

Altria Group Inc 8.500% due 11/10/13	418,000	459,385
Anheuser-Busch InBev Worldwide Inc 1.500% due 07/14/14	210,000	213,006
5.375% due 11/15/14	75,000	82,737
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	425,000	425,314
8.125% due 11/15/13 ~	150,000	163,671
Bunge Ltd Finance Corp 3.200% due 06/15/17	810,000	813,086
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	400,000	416,528
H.J. Heinz Co 1.500% due 03/01/17	255,000	254,816
Kellogg Co 1.125% due 05/15/15	130,000	130,736
Kraft Foods Group Inc 1.625% due 06/04/15 ~	315,000	318,604
Kraft Foods Inc 2.625% due 05/08/13	275,000	279,139
Molson Coors Brewing Co 2.000% due 05/01/17	255,000	257,744
PepsiCo Inc 0.750% due 03/05/15	250,000	249,513
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	360,000	364,947

	Principal Amount	Value

Philip Morris International Inc 1.625% due 03/20/17	$385,000	$389,706
SABMiller Holdings Inc 1.850% due 01/15/15 ~	330,000	334,961

		5,153,893

Energy - 4.3%

Anadarko Petroleum Corp 6.375% due 09/15/17	345,000	401,395
Apache Corp 1.750% due 04/15/17	115,000	117,464
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	450,000	474,849
Bill Barrett Corp 9.875% due 07/15/16	175,000	194,250
Canadian Natural Resources Ltd (Canada) 5.150% due 02/01/13	300,000	307,630
DCP Midstream LLC 9.700% due 12/01/13 ~	230,000	252,938
Devon Energy Corp 1.875% due 05/15/17	175,000	175,310
Diamond Offshore Drilling Inc 5.150% due 09/01/14	284,000	308,520
Ensco PLC (United Kingdom) 3.250% due 03/15/16	500,000	525,683
Enterprise Products Operating LLC 4.600% due 08/01/12	150,000	150,438
6.375% due 02/01/13	100,000	102,897
Gazprom OAO Via Gaz Capital SA (Luxembourg) 4.950% due 05/23/16 ~	360,000	374,576
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	85,000	89,977
5.125% due 11/15/14	140,000	151,469
Kinder Morgan Kansas Inc 6.500% due 09/01/12	470,000	472,843
Magellan Midstream Partners LP 6.450% due 06/01/14	225,000	244,791
Noble Corp (Cayman) 5.875% due 06/01/13	365,000	381,289
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	65,000	66,108
3.450% due 08/01/15	110,000	115,893
7.375% due 03/15/14	55,000	60,155
Occidental Petroleum Corp 1.450% due 12/13/13	500,000	506,181
1.750% due 02/15/17	305,000	310,627
Petrohawk Energy Corp 10.500% due 08/01/14	125,000	138,570
Phillips 66 1.950% due 03/05/15 ~	290,000	292,304
Plains All American Pipeline LP 4.250% due 09/01/12	590,000	592,716
Regency Energy Partners LP 9.375% due 06/01/16	27,000	29,835
Rowan Cos Inc 5.000% due 09/01/17	120,000	129,381
SeaRiver Maritime Financial Holdings Inc 0.000% due 09/01/12	315,000	313,196
Talisman Energy Inc (Canada) 5.125% due 05/15/15	275,000	298,183
TransCanada PipeLines Ltd (Canada) 0.875% due 03/02/15	120,000	119,877
Transocean Inc (Cayman) 5.050% due 12/15/16	130,000	141,201
5.250% due 03/15/13	508,000	521,803

See Supplemental Notes to Schedule of Investments	27	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Williams Partners LP 3.800% due 02/15/15	$325,000	$342,150
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	305,000	322,853

		9,027,352

Financials - 16.2%

ACE INA Holdings Inc 5.875% due 06/15/14	710,000	774,376
Aflac Inc 2.650% due 02/15/17	75,000	76,850
Ally Financial Inc 4.625% due 06/26/15	150,000	151,054
6.750% due 12/01/14	220,000	232,650
American Express Centurion Bank 5.550% due 10/17/12	250,000	253,531
American Express Credit Corp 5.125% due 08/25/14	460,000	497,233
American Honda Finance Corp 1.450% due 02/27/15 ~	650,000	652,963
American International Group Inc 3.000% due 03/20/15	175,000	176,021
4.250% due 09/15/14	410,000	425,385
Bank of America Corp 1.886% due 01/30/14 §	570,000	564,308
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	100,000	110,638
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	700,000	737,939
BB&T Corp 3.850% due 07/27/12	250,000	250,531
5.700% due 04/30/14	350,000	380,006
Berkshire Hathaway Inc 2.200% due 08/15/16	630,000	656,330
Capital One Financial Corp 2.125% due 07/15/14	135,000	136,230
2.150% due 03/23/15	245,000	247,105
7.375% due 05/23/14	275,000	302,253
Caterpillar Financial Services Corp 0.758% due 04/01/14 §	600,000	602,391
CIT Group Inc 4.750% due 02/15/15 ~	230,000	236,325
Citigroup Inc 0.746% due 11/05/14 §	240,000	229,625
1.398% due 04/01/14 §	800,000	787,606
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	425,000	428,077
Daimler Finance North America LLC 1.071% due 03/28/14 § ~	500,000	499,073
1.875% due 09/15/14 ~	190,000	191,137
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	585,000	592,587
Fifth Third Bancorp 3.625% due 01/25/16	85,000	89,759
6.250% due 05/01/13	175,000	182,305
Fifth Third Bank 0.576% due 05/17/13 §	250,000	249,151
Ford Motor Credit Co LLC 2.750% due 05/15/15	440,000	443,934
3.000% due 06/12/17	250,000	249,020
3.875% due 01/15/15	400,000	412,222
General Electric Capital Corp 1.099% due 04/07/14 §	1,300,000	1,299,529
2.375% due 06/30/15	85,000	87,028
HSBC Finance Corp 0.717% due 01/15/14 §	100,000	98,933

	Principal Amount	Value

HSBC USA Inc 2.375% due 02/13/15	$585,000	$592,115
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	202,020
4.375% due 07/27/16 ~	325,000	342,012
Intesa Sanpaolo SPA (Italy) 2.375% due 12/21/12	275,000	268,212
JPMorgan Chase & Co 1.218% due 05/02/14 §	750,000	749,779
1.266% due 01/24/14 §	400,000	401,222
KeyCorp 3.750% due 08/13/15	325,000	344,418
Kilroy Realty LP 5.000% due 11/03/15	405,000	432,456
MassMutual Global Funding II 0.961% due 09/27/13 §	450,000	451,867
MetLife Inc 2.375% due 02/06/14	125,000	127,606
Metropolitan Life Global Funding I 1.700% due 06/29/15 ~	860,000	861,396
5.125% due 06/10/14 ~	250,000	268,240
Morgan Stanley 2.066% due 01/24/14 §	1,100,000	1,069,654
National Australia Bank Ltd (Australia) 2.350% due 11/16/12 ~	325,000	326,860
National Rural Utilities Cooperative Finance Corp 1.000% due 02/02/15	80,000	80,460
New York Life Global Funding 2.450% due 07/14/16 ~	580,000	599,234
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	760,000	761,576
PACCAR Financial Corp 1.600% due 03/15/17	485,000	490,804
PNC Funding Corp 3.625% due 02/08/15	350,000	372,017
Principal Financial Group Inc 7.875% due 05/15/14	360,000	401,136
Prudential Financial Inc 2.750% due 01/14/13	325,000	328,249
5.100% due 09/20/14	100,000	107,255
RCI Banque SA (France) 2.339% due 04/11/14 § ~	200,000	194,481
Regions Financial Corp 5.750% due 06/15/15	200,000	210,500
Royal Bank of Canada (Canada) 0.766% due 04/17/14 §	700,000	702,239
Simon Property Group LP 4.200% due 02/01/15	515,000	543,307
SLM Corp 5.125% due 08/27/12	710,000	712,691
Societe Generale SA (France) 2.500% due 01/15/14 ~	225,000	222,130
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	175,000	183,206
Sumitomo Mitsui Banking Corp (Japan) 1.900% due 01/12/15 ~	705,000	714,945
Sun Life Financial Global Funding III LP 0.719% due 10/06/13 § ~	775,000	768,404
The Bank of New York Mellon Corp 4.950% due 11/01/12	1,199,000	1,217,148
The Goldman Sachs Group Inc 1.466% due 02/07/14 §	965,000	953,917
The Toronto-Dominion Bank (Canada) 0.646% due 07/26/13 §	230,000	230,553
0.767% due 07/14/14 §	235,000	236,028
Toyota Motor Credit Corp 2.000% due 09/15/16	585,000	595,263

See Supplemental Notes to Schedule of Investments	28	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

U.S. Bancorp 2.200% due 11/15/16	$645,000	$666,175
UBS AG (Switzerland) 1.466% due 01/28/14 §	400,000	397,989
Union Bank NA 2.125% due 06/16/17	435,000	435,792
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	595,000	597,535
WEA Finance LLC 5.400% due 10/01/12 ~	375,000	378,748
Wells Fargo & Co 1.250% due 02/13/15	545,000	544,664
2.100% due 05/08/17	415,000	416,596

		33,805,004

Health Care - 2.4%

Agilent Technologies Inc 2.500% due 07/15/13	220,000	223,060
6.500% due 11/01/17	235,000	282,652
Baxter International Inc 1.850% due 01/15/17	145,000	148,392
Boston Scientific Corp 4.500% due 01/15/15	765,000	815,736
Cardinal Health Inc 1.900% due 06/15/17	100,000	100,915
5.500% due 06/15/13	505,000	525,836
Express Scripts Holding Co 2.750% due 11/21/14 ~	365,000	373,066
3.125% due 05/15/16	250,000	260,624
6.250% due 06/15/14	100,000	109,400
Gilead Sciences Inc 2.400% due 12/01/14	320,000	330,033
Life Technologies Corp 3.375% due 03/01/13	500,000	506,099
4.400% due 03/01/15	225,000	239,290
UnitedHealth Group Inc 1.875% due 11/15/16	155,000	158,925
Watson Pharmaceuticals Inc 5.000% due 08/15/14	365,000	388,017
WellPoint Inc 6.000% due 02/15/14	300,000	322,874
6.800% due 08/01/12	250,000	251,150

		5,036,069

Industrials - 2.0%

BAA Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	410,000	412,647
Casella Waste Systems Inc 11.000% due 07/15/14	125,000	132,969
CSX Corp 5.750% due 03/15/13	225,000	232,556
Delta Air Lines Inc 12.250% due 03/15/15 ~	125,000	136,563
ERAC USA Finance LLC 2.750% due 07/01/13 ~	915,000	927,414
2.750% due 03/15/17 ~	175,000	177,732
GATX Corp 3.500% due 07/15/16	360,000	369,727
John Deere Capital Corp 4.950% due 12/17/12	450,000	459,387
Roper Industries Inc 6.625% due 08/15/13	150,000	157,844
Southwest Airlines Co 5.250% due 10/01/14	315,000	341,152

	Principal Amount	Value

United Air Lines Inc 9.875% due 08/01/13 ~	$127,000	$131,604
United Technologies Corp 1.200% due 06/01/15	385,000	389,814
Waste Management Inc 5.000% due 03/15/14	150,000	159,697
6.375% due 11/15/12	250,000	254,921

		4,284,027

Information Technology - 1.4%

Altera Corp 1.750% due 05/15/17	235,000	237,124
Broadcom Corp 1.500% due 11/01/13	150,000	151,902
2.375% due 11/01/15	200,000	207,470
Fiserv Inc 3.125% due 06/15/16	425,000	438,698
Hewlett-Packard Co 2.350% due 03/15/15	340,000	345,576
2.600% due 09/15/17	300,000	301,651
HP Enterprise Services LLC 6.000% due 08/01/13	375,000	393,677
Xerox Corp 1.286% due 05/16/14 §	400,000	399,681
2.950% due 03/15/17	70,000	70,901
5.650% due 05/15/13	275,000	284,997

		2,831,677

Materials - 1.7%

ArcelorMittal (Luxembourg) 3.750% due 02/25/15	270,000	273,900
5.375% due 06/01/13	275,000	282,890
Barrick Gold Financeco LLC 6.125% due 09/15/13	400,000	424,838
BHP Billiton Finance USA Ltd (Australia) 1.000% due 02/24/15	715,000	716,783
CRH America Inc 5.300% due 10/15/13	150,000	156,140
Eastman Chemical Co 2.400% due 06/01/17	230,000	232,812
Ecolab Inc 2.375% due 12/08/14	280,000	289,432
International Paper Co 5.300% due 04/01/15	295,000	323,095
Rio Tinto Finance USA Ltd (Australia) 8.950% due 05/01/14	390,000	445,562
The Dow Chemical Co 2.500% due 02/15/16	475,000	488,908

		3,634,360

Telecommunication Services - 2.8%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	275,000	283,598
3.625% due 03/30/15	200,000	213,740
American Tower Corp REIT 4.625% due 04/01/15	525,000	556,141
AT&T Inc 0.875% due 02/13/15	310,000	310,007
1.700% due 06/01/17	410,000	412,584
British Telecommunications PLC (United Kingdom) 1.593% due 12/20/13 §	255,000	256,574
5.150% due 01/15/13	350,000	357,896
CenturyLink Inc 7.875% due 08/15/12	175,000	176,238

See Supplemental Notes to Schedule of Investments	29	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Crown Castle Towers LLC 4.523% due 01/15/15 ~	$550,000	$576,896
Digicel Ltd (Bermuda) 12.000% due 04/01/14 ~	125,000	139,375
GTP Acquisition Partners I LLC 4.347% due 06/15/16 ~	190,000	199,502
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	565,000	567,825
Telefonica Emisiones SAU (Spain) 2.582% due 04/26/13	280,000	275,870
5.855% due 02/04/13	450,000	451,139
Verizon Virginia Inc 4.625% due 03/15/13	790,000	812,008
Vivendi SA (France) 2.400% due 04/10/15 ~	305,000	302,220

		5,891,613

Utilities - 3.4%

Abu Dhabi National Energy Co (United Arab Emirates) 5.620% due 10/25/12 ~	450,000	457,256
CenterPoint Energy Resources Corp 7.875% due 04/01/13	75,000	78,834
CMS Energy Corp 2.750% due 05/15/14	375,000	378,842
Commonwealth Edison Co 1.625% due 01/15/14	450,000	456,273
1.950% due 09/01/16	120,000	122,968
Dominion Resources Inc 1.800% due 03/15/14	325,000	329,763
1.950% due 08/15/16	165,000	168,373
Duke Energy Corp 2.150% due 11/15/16	460,000	471,866
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	145,000	142,650
5.700% due 01/15/13 ~	250,000	253,470
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	165,000	171,566
Georgia Power Co 1.300% due 09/15/13	325,000	327,757
Great Plains Energy Inc 2.750% due 08/15/13	225,000	228,370
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	275,000	267,763
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	281,706
MidAmerican Energy Holdings Co 5.000% due 02/15/14	250,000	266,206
Mississippi Power Co 2.350% due 10/15/16	120,000	125,297
Nisource Finance Corp 5.400% due 07/15/14	260,000	280,361
6.150% due 03/01/13	334,000	345,435
PacifiCorp 5.450% due 09/15/13	200,000	210,942
Progress Energy Inc 6.050% due 03/15/14	150,000	162,465
PSEG Power LLC 2.750% due 09/15/16	130,000	132,397
Sempra Energy 1.228% due 03/15/14 §	450,000	451,138
Sierra Pacific Power Co 5.450% due 09/01/13	172,000	180,491
Southern Co 1.950% due 09/01/16	145,000	148,705

	Principal Amount	Value

Veolia Environnement SA (France) 5.250% due 06/03/13	$250,000	$258,116
Wisconsin Electric Power Co 6.000% due 04/01/14	375,000	409,040

		7,108,050

Total Corporate Bonds & Notes (Cost $81,206,721)		81,812,872

MORTGAGE-BACKED SECURITIES - 18.8%

Collateralized Mortgage Obligations - Commercial - 3.5%

Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 “	175,000	191,447
Bear Stearns Commercial Mortgage Securities 4.674% due 06/11/41 “	150,000	163,074
4.715% due 02/11/41 “	635,000	663,632
4.978% due 07/11/42 “ §	625,000	665,667
5.116% due 02/11/41 “ §	260,000	283,787
5.200% due 01/12/41 “ §	625,000	659,392
Citigroup Commercial Mortgage Trust 5.534% due 04/15/40 “ §	305,000	325,761
Commercial Mortgage Pass-Through Certificates 1.156% due 12/10/44 “	85,650	86,078
5.167% due 06/10/44 “ §	70,000	74,790
5.526% due 07/10/37 “ §	100,000	107,126
Credit Suisse First Boston Mortgage Securities Corp 4.940% due 12/15/35 “	495,018	497,930
DBUBS Mortgage Trust 2.238% due 08/10/44 “	184,514	189,606
Greenwich Capital Commercial Funding Corp 6.071% due 07/10/38 “ §	145,000	166,006
GS Mortgage Securities Corp II 5.553% due 04/10/38 “ §	320,000	357,129
JP Morgan Chase Commercial Mortgage Securities Corp 1.031% due 05/15/45 “	63,325	63,535
4.719% due 01/15/38 “	330,000	342,814
4.996% due 08/15/42 “ §	400,000	427,037
5.542% due 06/12/41 “ §	620,000	660,803
LB-UBS Commercial Mortgage Trust 4.954% due 09/15/30 “	75,000	82,475
Morgan Stanley Capital I 5.270% due 06/13/41 “ §	620,000	660,694
5.731% due 07/12/44 “ §	350,000	400,654
WF-RBS Commercial Mortgage Trust 1.607% due 06/15/44 “ ~	282,995	285,146

		7,354,583

Collateralized Mortgage Obligations - Residential - 2.2%

Fannie Mae 5.000% due 08/25/19 “	498,107	536,875
Fosse Master Issuer PLC (United Kingdom) 1.727% due 10/18/54 “ § ~	235,000	234,988
1.866% due 10/18/54 “ § ~	200,000	200,800
Freddie Mac 0.692% due 05/15/36 “ §	70,617	70,904
0.742% due 08/15/41 “ §	485,665	487,504
Holmes Master Issuer PLC 2.117% due 10/15/54 “ § ~	525,000	530,536
NCUA Guaranteed Notes 0.620% due 04/06/20 “ §	334,872	335,239
0.621% due 03/06/20 “ §	348,755	348,919

See Supplemental Notes to Schedule of Investments	30	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

0.621% due 05/07/20 “ §	$327,050	$327,152
0.641% due 03/11/20 “ §	400,107	400,545
Silverstone Master Issuer PLC (United Kingdom) 2.016% due 01/21/55 “ § ~	315,000	313,770
2.016% due 01/21/55 “ § ~	525,000	529,686
Structured Adjustable Rate Mortgage Loan Trust 2.840% due 11/25/34 “ §	279,945	255,468

		4,572,386

Fannie Mae - 12.4%

2.291% due 01/01/35 “ §	1,196,540	1,276,956
2.354% due 09/01/34 “ §	876,934	929,182
2.493% due 11/01/34 “ §	656,830	702,432
2.601% due 09/01/35 “ §	1,008,696	1,081,193
3.000% due 02/01/27 “	472,583	496,184
3.000% due 03/01/27 “	439,617	461,572
3.500% due 03/01/26 “	671,038	709,991
3.500% due 11/01/26 “	676,199	715,453
3.500% due 12/01/26 “	271,178	286,920
3.500% due 01/01/27 “	246,634	260,951
3.500% due 01/01/27 “	1,614,334	1,708,046
3.500% due 01/01/27 “	355,023	375,632
4.000% due 04/01/26 “	2,795,198	2,977,066
4.000% due 09/01/26 “	730,007	777,505
4.500% due 04/01/24 “	2,286,848	2,453,865
4.500% due 03/01/25 “	1,824,454	1,957,700
4.500% due 09/01/25 “	359,019	385,240
5.000% due 07/01/19 “	426,652	462,019
5.000% due 01/01/20 “	4,288	4,645
5.000% due 09/01/25 “	632,742	682,721
5.000% due 06/01/40 “	143,419	156,019
5.000% due 07/01/41 “	368,462	402,103
5.500% due 10/01/35 “	651,036	714,579
5.500% due 08/01/37 “	118,473	129,969
5.500% due 01/01/38 “	1,404,828	1,533,245
5.500% due 07/01/38 “	224,569	245,097
5.500% due 09/01/38 “	1,807,732	1,972,979
5.500% due 10/01/38 “	890,758	977,195
5.500% due 12/01/39 “	396,825	433,999
6.000% due 11/01/35 “	499,954	553,215

		25,823,673

Freddie Mac - 0.7%

5.000% due 11/01/16 “	3,377	3,614
5.000% due 10/01/17 “	2,891	3,105
5.000% due 10/01/17 “	22,331	23,899
5.000% due 11/01/17 “	2,707	2,899
5.000% due 11/01/17 “	3,685	3,996
5.000% due 11/01/17 “	2,805	3,002
5.000% due 11/01/17 “	3,829	4,096
5.000% due 11/01/17 “	3,549	3,813
5.000% due 11/01/17 “	3,420	3,675
5.000% due 11/01/17 “	6,734	7,300
5.000% due 11/01/17 “	56,724	60,743
5.000% due 12/01/17 “	3,257	3,499
5.000% due 12/01/17 “	4,269	4,586
5.000% due 12/01/17 “	2,561	2,752
5.000% due 12/01/17 “	3,248	3,521
5.000% due 12/01/17 “	4,928	5,294
5.000% due 12/01/17 “	5,084	5,462
5.000% due 12/01/17 “	4,162	4,471
5.000% due 04/01/18 “	2,521	2,708

	Principal Amount	Value

5.500% due 01/01/20 “	$29,224	$32,002
5.500% due 12/01/39 “	1,236,475	1,345,639

		1,530,076

Total Mortgage-Backed Securities (Cost $39,047,766)		39,280,718

ASSET-BACKED SECURITIES - 8.9%

Ally Auto Receivables Trust 0.930% due 02/15/16 “	155,000	155,850
Ally Master Owner Trust 2.150% due 01/15/16 “	385,000	392,136
American Express Credit Account Master Trust 0.412% due 04/17/17 “ §	315,000	315,678
AmeriCredit Automobile Receivables Trust 1.050% due 10/11/16 “	270,000	271,203
1.170% due 05/09/16 “	345,000	346,878
1.730% due 02/08/17 “	200,000	200,845
2.330% due 03/08/16 “	240,000	243,732
Bank of America Auto Trust 0.780% due 06/15/16 “	560,000	561,493
1.670% due 12/15/13 “ ~	8,911	8,916
BMW Vehicle Owner Trust 0.760% due 08/25/15 “	255,000	255,608
Capital Auto Receivables Asset Trust 8.250% due 01/15/15 “ ~	365,000	388,644
CarMax Auto Owner Trust 0.890% due 09/15/16 “	380,000	381,385
0.910% due 12/15/15 “	330,000	331,062
CIT Equipment Collateral 1.100% due 08/22/16 “ ~	245,000	245,206
CitiFinancial Auto Issuance Trust 3.150% due 08/15/16 “ ~	410,000	415,325
CNH Equipment Trust 0.910% due 08/15/16 “	300,000	300,555
0.940% due 05/15/17 “	150,000	150,552
1.030% due 11/17/14 “	24,904	24,955
5.170% due 10/15/14 “	64,599	65,182
College Loan Corp Trust 0.566% due 07/25/24 “ §	1,000,000	959,870
0.626% due 04/25/21 “ §	580,866	572,815
Collegiate Funding Services Education Loan Trust 0.551% due 12/28/21 “ §	259,390	256,135
Ford Credit Auto Lease Trust 0.850% due 01/15/15 “	210,000	210,186
Ford Credit Auto Owner Trust 1.350% due 12/15/16 “	435,000	441,407
1.510% due 01/15/14 “	114,819	115,046
4.050% due 10/15/16 “	100,000	105,496
6.070% due 05/15/14 “	137,723	140,422
Ford Credit Floorplan Master Owner Trust 4.200% due 02/15/17 “ ~	365,000	394,276
4.990% due 02/15/17 “ ~	260,000	278,760
GE Capital Credit Card Master Note Trust 1.030% due 01/15/18 “	535,000	538,525
GE Dealer Floorplan Master Note Trust 0.844% due 07/20/16 “ §	270,000	271,244
GE Equipment Small Ticket LLC 1.040% due 09/21/15 “ ~	135,000	135,308
Honda Auto Receivables Owner Trust 0.770% due 01/15/16 “	725,000	726,018
Huntington Auto Trust 0.810% due 09/15/16 “	470,000	471,230
1.010% due 01/15/16 “ ~	240,000	241,159
Hyundai Auto Receivables Trust 0.720% due 03/15/16 “	205,000	205,403

See Supplemental Notes to Schedule of Investments	31	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
John Deere Owner Trust 1.320% due 05/15/14 “	$35,926	$36,006
Mercedes-Benz Auto Lease Trust 0.880% due 11/17/14 “	220,000	221,221
1.070% due 11/15/17 “	180,000	180,427
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 “	680,000	687,202
Nissan Auto Lease Trust 0.920% due 02/16/15 “	375,000	376,599
1.040% due 08/15/14 “	680,000	683,083
Nissan Auto Receivables Owner Trust 0.730% due 05/16/16 “	505,000	506,132
Northstar Education Finance Inc 0.586% due 04/28/16 “ §	444,153	441,989
SMART Trust (Australia) 1.040% due 09/14/14 “ ~	275,000	274,975
1.500% due 05/14/16 “ ~	215,000	215,194
1.540% due 03/14/15 “ ~	100,000	100,577
1.590% due 10/14/16 “ ~	505,000	505,595
Student Loan Consolidation Center 1.465% due 10/25/27 “ § ~	262,120	262,812
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 “	790,000	791,939
Volkswagen Auto Loan Enhanced Trust 0.850% due 08/22/16 “	245,000	245,986
Wheels SPV LLC 1.190% due 03/20/21 “ ~	285,000	285,207
World Financial Network Credit Card Master Trust 0.372% due 02/15/17 “ § ~	1,100,000	1,097,806
3.790% due 05/15/16 “	400,000	400,598
World Omni Auto Receivables Trust 5.120% due 05/15/14 “	191,570	194,749

Total Asset-Backed Securities (Cost $18,628,560)		18,626,602

U.S. GOVERNMENT AGENCY ISSUES - 3.5%

Fannie Mae 0.500% due 07/02/15	400,000	399,802
0.750% due 12/19/14	1,055,000	1,063,250
0.875% due 08/28/14	990,000	1,000,487
1.000% due 09/23/13	525,000	529,534
Federal Home Loan Bank 1.625% due 11/21/12	1,275,000	1,282,380
Freddie Mac 0.500% due 04/17/15	730,000	730,552
0.750% due 11/25/14	700,000	705,671
0.875% due 10/28/13	1,325,000	1,335,315
4.500% due 01/15/13	300,000	306,886

Total U.S. Government Agency Issues (Cost $7,329,507)		7,353,877

U.S. TREASURY OBLIGATIONS - 17.1%

U.S. Treasury Inflation Protected Securities - 1.7%

0.500% due 04/15/15 ^	833,270	866,015
3.000% due 07/15/12 ^	2,666,674	2,668,549

		3,534,564

	Principal Amount	Value

U.S. Treasury Notes - 15.4%

0.250% due 05/31/14	$20,000,000	$19,976,560
0.625% due 05/31/17	10,000,000	9,960,160
1.000% due 10/31/16 ‡	1,910,000	1,939,993
1.500% due 07/31/16	275,000	285,076

		32,161,789

Total U.S. Treasury Obligations (Cost $35,701,971)		35,696,353

MUNICIPAL BONDS - 0.3%

Florida Hurricane Catastrophe Fund Finance Corp ‘A’ 1.022% due 10/15/12 §	690,000	690,193

Total Municipal Bonds (Cost $690,000)		690,193

	Shares

SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,415,925	9,415,925

Total Short-Term Investment (Cost $9,415,925)		9,415,925

TOTAL INVESTMENTS - 92.2% (Cost $192,020,450)		192,876,540

OTHER ASSETS & LIABILITIES, NET - 7.8%		16,337,636

NET ASSETS - 100.0%		$209,214,176

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (09/12)	35	$7,000,000	($9,957)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (09/12)	18	1,800,000	24,692

Total Futures Contracts			$14,735

(b)	As of June 30, 2012, an investment with a total aggregate market value of $20,314 was fully or partially segregated with the broker(s)/ custodian as collateral for open futures contracts.

See Supplemental Notes to Schedule of Investments	32	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$81,812,872	$—	$81,812,872	$—
	Mortgage-Backed Securities	39,280,718	—	38,931,799	348,919
	Asset-Backed Securities	18,626,602	—	18,411,408	215,194
	U.S. Government Agency Issues	7,353,877	—	7,353,877	—
	U.S. Treasury Obligations	35,696,353	—	35,696,353	—
	Municipal Bonds	690,193	—	690,193	—
	Short-Term Investment	9,415,925	9,415,925	—	—
	Derivatives:
	Interest Rate Contracts
	Futures	24,692	24,692	—	—

	Total Assets	192,901,232	9,440,617	182,896,502	564,113

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(9,957)	(9,957)	—	—

	Total Liabilities	(9,957)	(9,957)	—	—

	Total	$192,891,275	$9,430,660	$182,896,502	$564,113

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2012:

	Mortgage- Backed Securities	Asset- Backed Securities	Total
Value, Beginning of Period	$377,017	$—	$377,017
Purchases	—	214,748	214,748
Sales (including paydowns)	(27,884)	—	(27,884)
Accrued Discount (Premiums)	—	—	—
Net Realized Gains (Losses)	(612)	—	(612)
Change in Net Unrealized Appreciation	398	446	844
Transfers In	—	—	—
Transfers Out	—	—	—

Value, End of Period	$348,919	$215,194	$564,113

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, If Applicable	$398	$446	$844

See Supplemental Notes to Schedule of Investments	33	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 72.1%

Consumer Discretionary - 12.1%

CBS Corp 1.950% due 07/01/17	$250,000	$250,164
DIRECTV Holdings LLC 3.125% due 02/15/16	250,000	260,761
DISH DBS Corp 4.625% due 07/15/17 ~	200,000	201,250
Dollar General Corp 4.125% due 07/15/17	250,000	254,688
NBCUniversal Media LLC 2.875% due 04/01/16	250,000	261,001
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	250,000	273,125

		1,500,989

Consumer Staples - 2.1%

Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	250,000	253,435

Energy - 12.3%

Cameron International Corp 1.600% due 04/30/15	250,000	250,384
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	250,000	255,656
Petrobras International Finance Co (Cayman) 2.875% due 02/06/15	500,000	508,813
Phillips 66 1.950% due 03/05/15 ~	250,000	251,986
Williams Partners LP 3.800% due 02/15/15	250,000	263,192

		1,530,031

Financials - 20.6%

Bank of America Corp 1.886% due 01/30/14 §	250,000	247,503
BRE Properties Inc REIT 5.500% due 03/15/17	250,000	275,580
Capital One Financial Corp 2.150% due 03/23/15	250,000	252,147
Citigroup Inc 2.650% due 03/02/15	250,000	250,161
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	250,000	251,810
Daimler Finance North America LLC 1.650% due 04/10/15 ~	250,000	251,186
ERP Operating LP REIT 5.200% due 04/01/13	250,000	257,504
Ford Motor Credit Co LLC 3.000% due 06/12/17	250,000	249,020
3.984% due 06/15/16 ~	250,000	257,805
Westfield Capital Corp (Multi-National) 5.125% due 11/15/14 ~	250,000	264,676

		2,557,392

Health Care - 2.0%

Express Scripts Holding Co 2.100% due 02/12/15 ~	250,000	252,635

	Principal Amount	Value

Industrials - 9.9%

Avis Budget Car Rental LLC 2.967% due 05/15/14 §	$100,000	$99,000
Delta Air Lines 2012-1 Pass-Through Trust ‘A’ 4.750% due 05/07/20	250,000	253,750
Hutchison Whampoa International 11 Ltd (Cayman) 3.500% due 01/13/17 ~	250,000	259,949
International Lease Finance Corp 5.650% due 06/01/14	250,000	257,500
The ADT Corp 2.250% due 07/15/17 ~	250,000	251,589
UR Merger Sub Corp 5.750% due 07/15/18 ~	100,000	104,250

		1,226,038

Information Technology - 6.1%

Hewlett-Packard Co 0.867% due 05/30/14 §	250,000	247,945
Tyco Electronics Group SA (Luxembourg) 1.600% due 02/03/15	250,000	251,235
Xerox Corp 1.868% due 09/13/13 §	250,000	251,837

		751,017

Materials - 4.1%

ArcelorMittal (Luxembourg) 3.750% due 02/25/15	250,000	253,611
Xstrata Finance Ltd (Canada) 2.850% due 11/10/14 ~	250,000	254,926

		508,537

Telecommunication Services - 2.9%

British Telecommunications PLC (United Kingdom) 2.000% due 06/22/15	250,000	253,654
Telesat LLC (Canada) 6.000% due 05/15/17 ~	100,000	102,250

		355,904

Total Corporate Bonds & Notes (Cost $8,818,571)		8,935,978

SENIOR LOAN NOTES - 21.1%

Consumer Discretionary - 5.1%

Capital Automotive LP Tranche B 5.250% due 03/11/17 §	244,791	242,037
Lord & Taylor Holdings LLC 5.750% due 01/11/19 §	249,375	249,843
Wendy’s International Inc 4.750% due 05/15/19 §	139,043	138,319

		630,199

Consumer Staples - 2.0%

Reynolds Group Holdings Inc Tranche B 6.500% due 02/09/18 §	249,362	251,301

See Supplemental Notes to Schedule of Investments	34	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Health Care - 4.0%

Bausch & Lomb Inc 5.250% due 05/17/19 §	$250,000	$248,906
Warner Chilcott Co LLC Term B-1 4.250% due 03/15/18 §	113,710	113,365
Term B-2 4.250% due 03/15/18 §	56,855	56,682
WC Luxco SARL Term B-3 4.250% due 03/15/18 §	78,176	77,938

		496,891

Industrials - 6.0%

AWAS Finance Luxembourg SARL 5.250% due 06/10/16 §	238,889	235,753
CSC Holdings LLC Term B-2 (Incremental Extended) due 03/29/16	250,000	248,229
Flying Fortress Inc 5.000% due 06/30/17 §	250,000	251,563

		735,545

Information Technology - 4.0%

Semtech Corp Term B 4.250% due 03/20/17 §	250,000	250,000
Vantiv LLC Tranche B 3.750% due 02/24/19 §	249,375	249,063

		499,063

Total Senior Loan Notes (Cost $2,609,562)		2,612,999

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 3.9%

U.S. Treasury Notes - 3.9%

0.250% due 11/30/13	$50,000	$49,977
0.875% due 11/30/16	175,000	176,832
1.375% due 12/31/18	250,000	255,801

Total U.S. Treasury Obligations (Cost $475,087)		482,610

	Shares

SHORT-TERM INVESTMENT - 4.1%

Money Market Fund - 4.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	514,843	514,843

Total Short-Term Investment (Cost $514,843)		514,843

TOTAL INVESTMENTS - 101.2% (Cost $12,418,063)		12,546,430

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(144,276)

NET ASSETS - 100.0%		$12,402,154

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $109,847 or 0.9% of net assets as of June 30, 2012, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Wendy’s International Inc	$109,847	$110,379	$532

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$8,935,978	$—	$8,935,978	$—
	Senior Loan Notes	2,612,999	—	2,612,999	—
	U.S. Treasury Obligations	482,610	—	482,610	—
	Short-Term Investment	514,843	514,843	—	—
	Unfunded Loan Commitment	110,379		110,379

	Total	$12,656,809	$514,843	$12,141,966	$—

See Supplemental Notes to Schedule of Investments	35	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 72.9%

Consumer Discretionary - 11.9%

CBS Corp 1.950% due 07/01/17	$5,000,000	$5,003,280
3.375% due 03/01/22	3,000,000	2,997,456
Comcast Corp 4.650% due 07/15/42	750,000	754,468
Dana Holding Corp 6.750% due 02/15/21	1,250,000	1,356,250
DIRECTV Holdings LLC 2.400% due 03/15/17 ~	6,500,000	6,552,930
DISH DBS Corp 4.625% due 07/15/17 ~	2,500,000	2,515,625
Hyatt Hotels Corp 3.875% due 08/15/16	3,000,000	3,182,421
6.875% due 08/15/19 ~	1,750,000	2,069,918
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	2,500,000	2,570,215
Limited Brands Inc 5.625% due 02/15/22	2,000,000	2,070,000
Marriott International Inc 3.000% due 03/01/19	2,000,000	2,026,238
NBCUniversal Media LLC 2.875% due 04/01/16	4,250,000	4,437,017
Time Warner Cable Inc 4.000% due 09/01/21	3,000,000	3,161,031
Time Warner Inc 3.400% due 06/15/22	2,000,000	2,022,738
Viacom Inc 3.500% due 04/01/17	3,500,000	3,771,359
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	2,500,000	2,731,250
Wyndham Worldwide Corp 2.950% due 03/01/17	2,000,000	1,992,542

		49,214,738

Consumer Staples - 6.5%

Beam Inc 1.875% due 05/15/17	3,250,000	3,270,953
Constellation Brands Inc 6.000% due 05/01/22	1,000,000	1,077,500
Kraft Foods Group Inc 2.250% due 06/05/17 ~	2,000,000	2,051,088
Lorillard Tobacco Co 3.500% due 08/04/16	2,500,000	2,609,623
Molson Coors Brewing Co 3.500% due 05/01/22	2,000,000	2,059,538
Pernod-Ricard SA (France) 4.250% due 07/15/22 ~	3,500,000	3,599,362
Reynolds Group Issuer Inc 7.125% due 04/15/19 ~	2,000,000	2,105,000
SABMiller Holdings Inc 2.450% due 01/15/17 ~	7,000,000	7,225,988
Tyson Foods Inc 4.500% due 06/15/22	2,750,000	2,846,250

		26,845,302

Energy - 12.3%

Arch Coal Inc 7.000% due 06/15/19	1,250,000	1,062,500
Cameron International Corp 1.600% due 04/30/15	3,000,000	3,004,608

	Principal Amount	Value

Cimarex Energy Co 5.875% due 05/01/22	$2,000,000	$2,082,500
Devon Energy Corp 1.875% due 05/15/17	4,250,000	4,257,535
Ensco PLC (United Kingdom) 4.700% due 03/15/21	2,500,000	2,729,955
EP Energy LLC 6.875% due 05/01/19 ~	2,000,000	2,092,500
Key Energy Services Inc 6.750% due 03/01/21	1,500,000	1,470,000
6.750% due 03/01/21 ~	300,000	292,500
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	3,000,000	3,067,872
Newfield Exploration Co 5.625% due 07/01/24	1,000,000	1,023,750
5.750% due 01/30/22	1,000,000	1,050,000
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	4,000,000	4,068,196
OGX Austria GmbH (Austria) 8.375% due 04/01/22 ~	1,000,000	865,000
Peabody Energy Corp 6.000% due 11/15/18 ~	2,250,000	2,250,000
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	3,000,000	3,250,542
Phillips 66 2.950% due 05/01/17 ~	4,000,000	4,116,732
Pioneer Natural Resources Co 3.950% due 07/15/22	3,000,000	3,015,744
Plains Exploration & Production Co 6.750% due 02/01/22	1,500,000	1,537,500
Samson Investment Co 9.750% due 02/15/20 ~	1,000,000	996,250
Transocean Inc (Cayman) 5.050% due 12/15/16	5,000,000	5,430,810
Weatherford International Ltd (Bermuda) 4.500% due 04/15/22	2,000,000	2,055,354
WPX Energy Inc 5.250% due 01/15/17 ~	1,000,000	1,017,500

		50,737,348

Financials - 17.4%

American International Group Inc 4.875% due 06/01/22	2,000,000	2,052,056
Aon Corp 3.125% due 05/27/16	3,000,000	3,129,705
Bank of America Corp 1.886% due 01/30/14 §	1,000,000	990,014
5.700% due 01/24/22	1,000,000	1,104,169
Bank of America NA 5.300% due 03/15/17	2,500,000	2,606,600
Berkshire Hathaway Finance Inc 1.600% due 05/15/17	2,500,000	2,521,520
3.000% due 05/15/22	3,500,000	3,552,321
BlackRock Inc 3.375% due 06/01/22	3,000,000	3,053,130
Boston Properties LP REIT 3.850% due 02/01/23	3,000,000	3,037,167
BRE Properties Inc REIT 5.500% due 03/15/17	2,500,000	2,755,795
Capital One Financial Corp 2.150% due 03/23/15	3,000,000	3,025,770
Citigroup Inc 4.500% due 01/14/22	2,250,000	2,330,217
5.875% due 01/30/42	1,000,000	1,097,607
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	2,000,000	2,014,478

See Supplemental Notes to Schedule of Investments	36	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

DDR Corp REIT 4.625% due 07/15/22	$1,250,000	$1,237,088
Dexus Diversified Trust (Australia) 5.600% due 03/15/21 ~	500,000	519,297
Duke Realty LP REIT 4.375% due 06/15/22	2,750,000	2,771,656
Ford Motor Credit Co LLC 3.000% due 06/12/17	4,500,000	4,482,351
3.984% due 06/15/16 ~	2,500,000	2,578,053
Host Hotels & Resorts LP REIT 5.875% due 06/15/19	2,000,000	2,170,000
Hyundai Capital America 4.000% due 06/08/17 ~	2,500,000	2,590,620
JPMorgan Chase & Co 4.500% due 01/24/22	3,000,000	3,240,498
Legg Mason Inc 5.500% due 05/21/19 ~	2,000,000	2,026,466
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	3,500,000	3,487,670
Morgan Stanley 4.750% due 03/22/17	1,500,000	1,498,895
5.500% due 07/28/21	1,250,000	1,234,611
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	1,500,000	1,571,250
Raymond James Financial Inc 5.625% due 04/01/24	1,000,000	1,070,972
The Goldman Sachs Group Inc 5.750% due 01/24/22	1,750,000	1,852,074
UDR Inc REIT 4.625% due 01/10/22	2,500,000	2,654,860
Vornado Realty LP REIT 5.000% due 01/15/22	2,500,000	2,650,630
Wells Operating Partnership II LP REIT 5.875% due 04/01/18	750,000	781,071

		71,688,611

Health Care - 4.2%

Amgen Inc 2.125% due 05/15/17	3,000,000	3,040,116
Cardinal Health Inc 1.900% due 06/15/17	3,000,000	3,027,444
Express Scripts Holding Co 2.650% due 02/15/17 ~	3,500,000	3,566,189
Fresenius Medical Care U.S. Finance II Inc 5.625% due 07/31/19 ~	2,000,000	2,090,000
GlaxoSmithKline Capital PLC (United Kingdom) 1.500% due 05/08/17	3,500,000	3,512,058
HCA Inc 5.875% due 03/15/22	2,000,000	2,095,000

		17,330,807

Industrials - 6.3%

Air Lease Corp 5.625% due 04/01/17 ~	2,000,000	1,980,000
Avis Budget Car Rental LLC 2.967% due 05/15/14 §	1,260,000	1,247,400
Delta Air Lines 2012-Pass-Through Trust ‘A’ 4.750% due 05/07/20	3,000,000	3,045,000
International Lease Finance Corp 5.650% due 06/01/14	2,500,000	2,575,000
7.125% due 09/01/18 ~	1,000,000	1,107,500
Lockheed Martin Corp 2.125% due 09/15/16	2,750,000	2,818,915
Owens Corning 6.500% due 12/01/16	1,500,000	1,670,136
The ADT Corp 2.250% due 07/15/17 ~	4,000,000	4,025,424

	Principal Amount	Value

U.S. Airways 2012-1 Pass-Through Trust ‘A’ 5.900% due 10/01/24	$1,000,000	$1,023,750
UR Merger Sub Corp 5.750% due 07/15/18 ~	4,000,000	4,170,000
Waste Management Inc 2.600% due 09/01/16	2,500,000	2,568,970

		26,232,095

Materials - 8.2%

ArcelorMittal (Luxembourg) 6.250% due 02/25/22	3,500,000	3,436,489
Braskem Finance Ltd (Cayman) 5.375% due 05/02/22 ~	2,000,000	2,015,000
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22 ~	1,000,000	1,028,061
Eastman Chemical Co 3.600% due 08/15/22	3,400,000	3,477,816
FMG Resources August 2006 Property Ltd (Australia) 7.000% due 11/01/15 ~	2,500,000	2,562,500
International Paper Co 4.750% due 02/15/22	3,000,000	3,283,353
Louisiana-Pacific Corp 7.500% due 06/01/20 ~	1,050,000	1,105,125
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19 ~	2,500,000	2,634,375
Packaging Corp of America 3.900% due 06/15/22	1,000,000	1,006,061
Rock-Tenn Co 4.450% due 03/01/19 ~	3,750,000	3,859,706
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,135,000
Teck Resources Ltd (Canada) 3.000% due 03/01/19	2,500,000	2,488,728
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	3,250,000	3,328,364
Xstrata Finance Canada Ltd (Canada) 4.950% due 11/15/21 ~	2,500,000	2,589,873

		33,950,451

Telecommunication Services - 3.9%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	3,000,000	3,093,801
AT&T Inc 1.700% due 06/01/17	6,000,000	6,037,812
British Telecommunications PLC (United Kingdom) 2.000% due 06/22/15	4,000,000	4,058,456
Qwest Corp 7.500% due 06/15/23	750,000	756,000
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	2,000,000	2,050,000

		15,996,069

Utilities - 2.2%

CMS Energy Corp 5.050% due 03/15/22	2,000,000	2,086,032
Florida Gas Transmission Co LLC 3.875% due 07/15/22 ~	4,000,000	4,032,400
Sempra Energy 2.300% due 04/01/17	2,750,000	2,822,757

		8,941,189

Total Corporate Bonds & Notes (Cost $295,401,288)		300,936,610

See Supplemental Notes to Schedule of Investments	37	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

SENIOR LOAN NOTES - 17.2%

Consumer Discretionary - 6.3%

Acosta Inc due 03/31/18	$500,000	$501,875
Burger King Corp Tranche B 4.500% due 10/19/16 §	1,892,361	1,886,833
Capital Automotive LP Tranche B 5.250% due 03/11/17 §	2,908,858	2,876,134
Cequel Communications LLC 4.000% due 02/14/19 §	1,995,000	1,957,593
Charter Communications Operating LLC Term D 4.000% due 04/03/19 §	2,992,500	2,978,285
ClubCorp Club Operations Inc Term B 6.000% due 11/30/16 §	1,490,545	1,497,997
Interactive Data Corp Term B 4.500% due 02/11/18 §	1,491,215	1,469,456
Lord & Taylor Holdings LLC due 12/02/18	500,000	500,938
5.750% due 01/11/19 §	2,496,250	2,500,930
MGM Resorts International Class C (Extended) 5.000% due 02/23/15 §	2,000,000	2,019,158
NPC International Inc 5.250% due 12/28/18 §	1,496,250	1,499,990
PetCo Animal Supplies Inc due 11/24/17	500,000	496,750
4.500% due 11/24/17 §	1,479,899	1,470,279
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,000,000	1,957,500
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	1,500,000	1,486,242
Wendy’s International Inc 4.750% due 05/15/19 §	1,112,345	1,106,551

		26,206,511

Consumer Staples - 3.2%

BJ’s Wholesale Club Inc (Replacement 1st Lien) 5.250% due 09/28/18 §	1,994,987	2,003,093
Del Monte Foods Co (Initial Term Loan) due 03/08/18	1,000,000	986,250
4.500% due 03/08/18 §	2,165,030	2,135,260
Pinnacle Foods Finance LLC Tranche E due 10/17/18	500,000	497,813
4.750% due 10/17/18 §	2,493,750	2,482,839
Revlon Consumer Products Corp Term B 4.750% due 11/19/17 §	1,989,950	1,983,197
Sprouts Farmers Markets Holdings LLC (Initial Term Loan) 6.000% due 04/18/18 §	1,984,943	1,967,575
(Term 1 Loan) 6.000% due 04/18/18 §	1,000,000	987,500

		13,043,527

Energy - 0.3%

Arch Coal Inc 5.750% due 05/16/18 §	1,500,000	1,476,160

Financials - 1.3%

First Data Corp Term B-1 (Non-Extended) 2.995% due 09/24/14 §	2,000,000	1,923,126
Nuveen Investments Inc (Incremental 1st Lien) 7.250% due 05/13/17 §	500,000	500,000
(Extended 1st Lien) 5.963% due 05/31/17 §	1,500,000	1,477,875

	Principal Amount	Value

Realogy Corp (Extended Synthetic Commitment) 4.496% due 10/10/16 §	$108,815	$103,034
(Extended 1st Lien) 4.491% due 10/10/16 §	1,390,637	1,316,760

		5,320,795

Health Care - 1.2%

Bausch & Lomb Inc 5.250% due 05/17/19 §	2,000,000	1,991,250
Capsugel Holdings US Inc (Initial Term Loan) 5.250% due 08/01/18 §	1,423,533	1,428,426
Pharmaceutical Product Development Inc Term B 6.250% due 11/23/18 §	1,492,500	1,502,574

		4,922,250

Industrials - 2.7%

AlixPartners LLP Term B-2 due 05/24/19 Δ	2,000,000	1,980,000
AWAS Finance Luxembourg SARL 5.250% due 06/10/16 §	1,402,616	1,384,207
CSC Holdings LLC (Incremental Extended) B-2 due 03/29/16	1,238,116	1,229,347
B-3 1.993% due 03/29/16	2,750,000	2,730,522
Flying Fortress Inc 5.000% due 06/30/17 §	2,000,000	2,012,500
Rexnord LLC Term B 5.000% due 04/01/18 §	1,995,000	2,007,883

		11,344,459

Telecommunication Services - 2.2%

Intelstat Jackson Holdings SA Tranche B 5.250% due 04/02/18 §	2,991,215	2,981,853
Level 3 Financing Inc Tranche B-3 5.750% due 09/01/18 §	1,500,000	1,500,156
Syniverse Holdings Inc (Initial Term Loan) 5.000% due 04/23/19 §	2,500,000	2,487,500
Telesat Canada Term B 4.250% due 03/28/19 §	2,000,000	1,982,500

		8,952,009

Total Senior Loan Notes (Cost $71,074,530)		71,265,711

U.S. TREASURY OBLIGATIONS - 5.4%

U.S. Treasury Bonds - 2.0%

3.000% due 05/15/42	2,250,000	2,362,149
3.750% due 08/15/41	5,000,000	6,040,625

		8,402,774

U.S. Treasury Notes - 3.4%

0.375% due 04/15/15	3,000,000	2,998,830
1.250% due 04/30/19	4,000,000	4,047,188
1.750% due 05/31/16	2,250,000	2,353,712
1.750% due 05/15/22	2,000,000	2,018,438
2.000% due 02/15/22	2,500,000	2,586,525

		14,004,693

Total U.S. Treasury Obligations (Cost $21,702,527)		22,407,467

See Supplemental Notes to Schedule of Investments	38	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 6.3%

Money Market Fund - 6.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	25,925,302	$25,925,302

Total Short-Term Investment (Cost $25,925,302)		25,925,302

TOTAL INVESTMENTS - 101.8% (Cost $414,103,647)		420,535,090

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(7,492,902)

NET ASSETS - 100.0%		$413,042,188

Notes to Schedule of Investments

(a)	As of June 30, 2012, 0.5% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(b)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $883,355 or 0.2% of net assets as of June 30, 2012, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Depreciation
Wendy’s International Inc	$883,355	$883,032	($323)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$300,936,610	$—	$299,912,860	$1,023,750
	Senior Loan Notes	71,265,711	—	71,265,711	—
	U.S. Treasury Obligations	22,407,467	—	22,407,467	—
	Short-Term Investment	25,925,302	25,925,302	—	—
	Unfunded Loan Commitment	883,032	—	883,032	—

	Total	$421,418,122	$25,925,302	$394,469,070	$1,023,750

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$525,000
Purchases	1,012,500
Sales	(531,978)
Accrued Discounts (Premiums)	(67)
Net Realized Gains	31,978
Change in Net Unrealized Depreciation	(13,683)
Transfers In	—
Transfers Out	—
Value, End of Period	$1,023,750
Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$11,317

See Supplemental Notes to Schedule of Investments	39	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 0.4%

Consumer Discretionary - 0.1%

MGM Resorts International *	1,900	$21,204

Industrials - 0.2%

Kansas City Southern	400	27,824

Materials - 0.1%

Barrick Gold Corp (Canada)	500	18,785

Total Common Stocks (Cost $76,813)		67,813

EXCHANGE-TRADED FUND - 4.2%

PowerShares Senior Loan Portfolio	31,341	764,094

Total Exchange-Traded Fund (Cost $750,460)		764,094

	Principal Amount

CORPORATE BONDS & NOTES - 91.9%

Consumer Discretionary - 11.6%

99 Cents Only Stores 11.000% due 12/15/19 ~	$100,000	108,500
Boyd Gaming Corp 9.000% due 07/01/20 ~	100,000	100,750
Caesars Entertainment Operating Co Inc 8.500% due 02/15/20 ~	100,000	101,000
Chrysler Group LLC 8.250% due 06/15/21	100,000	103,250
CityCenter Holdings LLC 7.625% due 01/15/16	100,000	106,000
Dana Holding Corp 6.750% due 02/15/21	100,000	108,500
DISH DBS Corp 6.750% due 06/01/21	100,000	108,500
Harrah’s Operating Co 11.250% due 06/01/17	100,000	109,625
Hyatt Hotels Corp 6.875% due 08/15/19 ~	100,000	118,281
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	150,000	150,000
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	250,000	257,022
Limited Brands Inc 5.625% due 02/15/22	100,000	103,500
MGM Resorts International 7.625% due 01/15/17	100,000	103,750
NPC International Inc 10.500% due 01/15/20 ~	150,000	166,875
The ServiceMaster Co 8.000% due 02/15/20	100,000	109,375
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	145,000	158,413
Wyndham Worldwide Corp 5.750% due 02/01/18	100,000	111,373

		2,124,714

	Principal Amount	Value

Consumer Staples - 5.3%

Del Monte Corp 7.625% due 02/15/19	$200,000	$202,750
Pernod-Ricard SA (France) 4.250% due 07/15/22 ~	100,000	102,839
Pinnacle Foods Finance LLC 8.250% due 09/01/17	100,000	106,250
Reynolds Group Issuer Inc
8.500% due 05/15/18 ~	250,000	246,250
9.875% due 08/15/19 ~	50,000	51,937
Spectrum Brands Inc 6.750% due 03/15/20 ~	100,000	103,625
Tyson Foods Inc 4.500% due 06/15/22	150,000	155,250

		968,901

Energy - 17.5%

Arch Coal Inc 7.250% due 06/15/21	100,000	84,250
Basic Energy Services Inc 7.750% due 02/15/19	100,000	96,500
Cimarex Energy Co 5.875% due 05/01/22	100,000	104,125
Crosstex Energy LP 8.875% due 02/15/18	100,000	105,812
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	109,198
EP Energy LLC
6.875% due 05/01/19 ~	100,000	104,625
9.375% due 05/01/20 ~	100,000	103,750
EV Energy Partners LP 8.000% due 04/15/19	150,000	149,625
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	107,000
Holly Energy Partners LP 6.500% due 03/01/20 ~	100,000	101,000
Inergy LP 6.875% due 08/01/21	100,000	100,500
Key Energy Services Inc 6.750% due 03/01/21	100,000	98,000
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	100,000	102,262
Linn Energy LLC 6.250% due 11/01/19 ~	100,000	98,125
Lukoil International Finance BV (Netherlands) 6.356% due 06/07/17 ~	100,000	108,548
Newfield Exploration Co 5.625% due 07/01/24	100,000	102,375
OGX Austria GmbH (Austria) 8.375% due 04/01/22 ~	200,000	173,000
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	200,000	216,703
Pioneer Natural Resources Co 3.950% due 07/15/22	250,000	251,312
Plains Exploration & Production Co 6.750% due 02/01/22	250,000	256,250
Range Resources Corp 7.500% due 10/01/17	100,000	104,750
Regency Energy Partners LP 6.875% due 12/01/18	100,000	105,750
Sabine Pass LNG LP 7.500% due 11/30/16	100,000	105,500
Samson Investment Co 9.750% due 02/15/20 ~	100,000	99,625

See Supplemental Notes to Schedule of Investments	40	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
SESI LLC 6.375% due 05/01/19	$100,000	$105,250
Weatherford International Ltd (Bermuda) 4.500% due 04/15/22	100,000	102,768

		3,196,603

Financials - 16.0%

Boston Properties LP REIT 3.850% due 02/01/23	250,000	253,097
BRE Properties Inc REIT 5.500% due 03/15/17	250,000	275,579
DDR Corp REIT 4.625% due 07/15/22	100,000	98,967
Duke Realty LP REIT 4.375% due 06/15/22	100,000	100,787
First Data Corp 7.375% due 06/15/19 ~	100,000	102,500
Ford Motor Credit Co LLC
3.000% due 06/12/17	100,000	99,608
5.875% due 08/02/21	100,000	111,529
Host Hotels & Resorts LP REIT 6.000% due 11/01/20	250,000	272,500
Hyundai Capital America 4.000% due 06/08/17 ~	250,000	259,062
Legg Mason Inc 5.500% due 05/21/19 ~	250,000	253,308
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	250,000	249,119
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	100,000	105,000
Nuveen Investments Inc 10.500% due 11/15/15	150,000	153,000
Raymond James Financial Inc 5.625% due 04/01/24	100,000	107,097
Realogy Corp 7.625% due 01/15/20 ~	100,000	103,750
UDR Inc REIT 4.625% due 01/10/22	250,000	265,486
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	106,025

		2,916,414

Health Care - 3.9%

DJO Finance LLC 7.750% due 04/15/18	100,000	83,000
HCA Inc 5.875% due 03/15/22	200,000	209,500
Mylan Inc 6.000% due 11/15/18 ~	100,000	105,750
Tenet Healthcare Corp 8.000% due 08/01/20	100,000	104,000
Valeant Pharmaceuticals International 6.750% due 10/01/17 ~	100,000	104,750
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	100,000	102,750

		709,750

Industrials - 10.9%

Air Lease Corp 5.625% due 04/01/17 ~	200,000	198,000
Ashtead Capital Inc 6.500% due 07/15/22 ~	100,000	100,000
Avis Budget Car Rental LLC 8.250% due 01/15/19	100,000	107,750
BE Aerospace Inc 6.875% due 10/01/20	100,000	111,000

	Principal Amount	Value
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	$100,000	$100,125
Delta Air Lines 2012-Pass-Through Trust ‘A’ 4.750% due 05/07/20	150,000	152,250
HD Supply Inc 8.125% due 04/15/19 ~	100,000	108,250
International Lease Finance Corp
5.875% due 04/01/19	100,000	100,290
6.750% due 09/01/16 ~	200,000	216,000
Owens Corning 6.500% due 12/01/16	150,000	167,014
RSC Equipment Rental 8.250% due 02/01/21	100,000	107,000
The Manitowoc Co Inc 9.500% due 02/15/18	100,000	110,000
Tomkins LLC 9.000% due 10/01/18	100,000	111,750
U.S. Airways 2011-1 Pass-Through Trust ‘A’ 7.125% due 10/22/23	98,394	104,297
U.S. Airways 2012-1 Pass-Through Trust ‘A’ 5.900% due 10/01/24	100,000	102,375
UR Merger Sub Corp 7.625% due 04/15/22 ~	100,000	105,000

		2,001,101

Materials - 18.2%

AK Steel Corp 8.375% due 04/01/22	150,000	128,250
ArcelorMittal (Luxembourg) 6.250% due 02/25/22	250,000	245,464
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	100,000	105,500
Berry Plastics Corp 9.500% due 05/15/18	250,000	267,500
Braskem Finance Ltd (Cayman) 5.375% due 05/02/22 ~	250,000	251,875
Building Materials Corp of America 6.875% due 08/15/18 ~	100,000	106,750
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22 ~	250,000	257,015
Consolidated Container Co LLC 10.125% due 07/15/20 ~	100,000	103,500
Domtar Corp 4.400% due 04/01/22	100,000	98,243
Eastman Chemical Co 3.600% due 08/15/22	100,000	102,289
FMG Resources August 2006 Property Ltd (Australia) 6.875% due 02/01/18 ~	250,000	253,438
Graphic Packaging International Inc 7.875% due 10/01/18	100,000	110,500
Hexion U.S. Finance Corp 6.625% due 04/15/20 ~	150,000	154,500
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	100,000	101,250
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	100,000	100,500
Louisiana-Pacific Corp 7.500% due 06/01/20 ~	100,000	105,250
Packaging Corp of America 3.900% due 06/15/22	150,000	150,909
Rock-Tenn Co 4.900% due 03/01/22 ~	100,000	103,296
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	100,000	100,500
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	113,500

See Supplemental Notes to Schedule of Investments	41	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	$250,000	$256,028
Xstrata Finance Canada Ltd (Canada) 4.950% due 11/15/21 ~	100,000	103,595

		3,319,652

Telecommunication Services - 5.9%

CenturyLink Inc 6.000% due 04/01/17	200,000	212,782
Cricket Communications Inc 7.750% due 10/15/20	100,000	96,000
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	250,000	258,438
MetroPCS Wireless Inc 7.875% due 09/01/18	100,000	104,250
Sprint Nextel Corp
6.000% due 12/01/16	100,000	96,250
7.000% due 03/01/20 ~	100,000	104,250
Telesat LLC (Canada) 6.000% due 05/15/17 ~	100,000	102,250
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	100,000	102,500

		1,076,720

Utilities - 2.6%

CMS Energy Corp 5.050% due 03/15/22	100,000	104,302
NRG Energy Inc 7.625% due 01/15/18	250,000	260,000
Puget Energy Inc 5.625% due 07/15/22 ~	100,000	103,250

		467,552

Total Corporate Bonds & Notes (Cost $16,410,201)		16,781,407

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 2.4%

U.S. Treasury Notes - 2.4%

3.125% due 11/15/41	$400,000	$430,812

Total U.S. Treasury Obligations (Cost $406,413)		430,812

	Shares

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	388,379	388,379

Total Short-Term Investment (Cost $388,379)		388,379

TOTAL INVESTMENTS - 101.0% (Cost $18,032,266)		18,432,505

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(173,642)

NET ASSETS - 100.0%		$18,258,863

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$67,813	$67,813	$—	$—
	Exchange-Traded Fund	764,094	764,094	—	—
	Corporate Bonds & Notes	16,781,407	—	16,574,735	206,672
	U.S. Treasury Obligations	430,812	—	430,812	—
	Short-Term Investment	388,379	388,379	—	—

	Total	$18,432,505	$1,220,286	$17,005,547	$206,672

During the three-month period ended June 30, 2012, an investment with a total aggregate value of $104,297 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to a single broker quoted vendor price.

See Supplemental Notes to Schedule of Investments	42	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$—
Purchases	100,000
Sales	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	2,375
Transfers In	104,297
Transfers Out	—

Value, End of Period	$206,672

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$2,375

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	43	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 6.6%

Consumer Discretionary - 1.6%

CityCenter Holdings LLC 7.625% due 01/15/16 ~	$250,000	$264,375
CKE Restaurants Inc 11.375% due 07/15/18	500,000	573,750
Dana Holding Corp 6.750% due 02/15/21	250,000	271,250
NPC International Inc 10.500% due 01/15/20	150,000	166,875

		1,276,250

Consumer Staples - 0.7%

Reynolds Group Issuer Inc 9.875% due 08/15/19 ~	500,000	519,375

Energy - 0.3%

Arch Coal Inc 7.000% due 06/15/19	250,000	212,500

Industrials - 0.5%

U.S. Airways 2011-1 Pass-Through Trust ‘A’ 7.125% due 10/22/23	245,984	260,743
UR Merger Sub Corp 7.625% due 04/15/22 ~	100,000	105,000

		365,743

Information Technology - 0.7%

CDW LLC 8.000% due 12/15/18	500,000	545,000

Telecommunication Services - 2.8%

Hughes Satellite Systems Corp 7.625% due 06/15/21	250,000	273,125
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	1,000,000	1,055,000
Intelsat Luxembourg SA (Luxembourg) 11.500% due 02/04/17	500,000	518,125
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	300,000	307,500

		2,153,750

Total Corporate Bonds & Notes (Cost $4,967,980)		5,072,618

SENIOR LOAN NOTES - 87.7%

Consumer Discretionary - 25.5%

99 Cents Only Stores Tranche B-1 5.250% due 01/11/19 §	497,503	498,125
Acosta Inc due 03/31/18 ¥	1,000,000	1,003,750
Ascena Retail Group Inc Tranche B 4.750% due 06/14/18 §	1,000,000	1,001,875
Bass Pro Group LLC 5.250% due 06/13/17 §	997,500	999,994
Burger King Corp Tranche B 4.500% due 10/19/16 §	1,465,824	1,461,543

	Principal Amount	Value

Burlington Coat Factory Warehouse Corp Term B-1 5.500% due 02/23/17 §	$990,000	$987,525
Caesars Entertainment Operating Co Inc Term B-6 5.495% due 01/28/18 §	446,625	396,535
Capital Automotive LP Tranche B due 03/11/17 ¥	500,000	494,375
5.250% due 03/11/17 §	489,581	484,074
Clear Channel Communications Inc Tranche B 3.895% due 01/29/16 §	984,266	785,414
ClubCorp Club Operations Inc Term B 6.000% due 11/30/16 §	744,333	748,054
Focus Brands Inc (1st Lien) 6.266% due 02/21/18 §	477,992	480,382
Interactive Data Corp Term B 4.500% due 02/11/18 §	495,000	487,777
Jo-Ann Stores Inc 4.750% due 03/16/18 §	484,701	479,854
Lord & Taylor Holdings LLC due 01/11/19 ¥	500,000	500,938
5.750% due 01/11/19 §	498,750	499,685
MGM Resorts International Term C (Extended) 5.000% due 02/23/15 §	1,000,000	1,009,579
NPC International Inc 5.250% due 12/28/18 §	498,750	499,997
Petco Animal Supplies Inc 4.500% due 11/24/17 §	994,950	988,482
PF Chang’s Term B due 05/15/19 ¥	1,000,000	1,004,688
Savers Inc Term B due 06/25/19 ¥	1,000,000	1,001,565
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	1,000,000	978,750
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	1,000,000	990,828
The Yankee Candle Co Inc (Initial Term Loan) 5.250% due 04/02/19 §	498,750	497,399
Veyance Technologies Inc Tranche-1 5.500% due 07/31/14 §	748,125	740,644
Wendy’s International Inc 4.750% due 05/15/19 §	556,172	553,276

		19,575,108

Consumer Staples - 11.2%

BJ’s Wholesale Club LLC (Replacement 1st Lien) 5.250% due 09/28/18 §	997,500	1,001,553
Del Monte Foods Co (Initial Term Loan) 4.500% due 03/08/18 §	719,069	709,182
Pinnacle Foods Finance LLC Tranche E due 09/16/18 ¥	500,000	497,813
4.750% due 10/17/18 §	498,750	496,568
Prestige Brands International Inc Term B 5.250% due 01/31/19 §	446,970	449,833
Revlon Consumer Products Corp Term B 4.750% due 11/19/17 §	994,975	991,599
Reynolds Group Holdings Inc Tranche C 6.500% due 08/09/18 §	981,795	989,431
Rite Aid Corp Tranche 5 4.500% due 03/03/18 §	500,000	494,000
Roundy’s Supermarket Inc Tranche B 5.750% due 02/13/19 §	997,500	1,000,410
Sprouts Farmers Markets Holdings LLC (Initial Term) 6.000% due 04/18/18 §	497,487	493,134
Term-1 6.000% due 04/18/18 §	498,744	492,509
U.S. Foods Inc 5.750% due 03/31/17 §	990,000	955,660

		8,571,692

See Supplemental Notes to Schedule of Investments	44	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Energy - 3.9%

Arch Coal Inc 5.750% due 05/16/18 §	$1,000,000	$984,107
EP Energy LLC 6.500% due 05/24/18 §	750,000	758,250
Gibson Energy ULC Tranche B 4.750% due 06/15/18 §	748,125	749,060
Tervita Corp Term A 6.500% due 11/14/14 §	497,500	498,744

		2,990,161

Financials - 5.5%

Amwins Group LLC (1st Lien) 5.750% due 06/06/19 §	1,000,000	1,000,000
First Data Corp 4.245% due 03/23/18 §	1,000,000	921,172
Nuveen Investments Inc (Extended 1st Lien) 5.963% due 05/13/17 §	500,000	492,625
(2nd Lien) 8.250% due 02/28/19 §	1,000,000	1,003,750
Realogy Corp (Synthetic Letter of Credit) 3.246% due 10/10/13 §	70,178	66,728
(Extended) 4.491% due 10/10/16 §	695,319	658,380
(Extended Synthetic Commitment) 4.496% due 10/10/16 §	54,231	51,350

		4,194,005

Health Care - 5.1%

Bausch & Lomb Inc (Parent Term Loan) 5.250% due 05/17/19 §	1,000,000	995,625
CAPSUGEL (Initial Term Loan) 5.250% due 07/30/18 §	949,022	952,284
Catalent Pharma Solutions Inc Term-2 5.250% due 09/15/17 §	497,503	498,125
DJO Finance LLC Tranche B-3 6.250% due 09/15/17 §	498,750	495,321
Iasis Healthcare LLC Term B 5.000% due 05/03/18 §	494,987	487,563
Pharmaceutical Product Development Inc 6.250% due 12/05/18 §	497,500	500,858

		3,929,776

Industrials - 16.6%

AlixPartners LLP Term B-2 due 05/24/19 ¥	1,000,000	990,000
AWAS Finance Luxembourg SARL 5.250% due 06/10/16 §	914,894	902,886
CAMP SYSTEMS (Initial 1st Lien) 6.500% due 05/31/19 §	1,000,000	1,006,250
Ceridian Corp 3.195% due 11/09/14 §	988,428	952,351
CSC Holdings LLC Term B-2 (Incremental Extended) due 03/29/16 ¥	1,000,000	992,917
Delos Aircraft Inc 4.750% due 04/12/16 §	1,000,000	1,006,250
Delta Air Lines Inc 5.500% due 04/20/17 §	495,000	494,227
Generac Power Systems Inc 6.250% due 05/30/18 §	750,000	746,875
HD Supply Inc Term B 7.250% due 10/12/17 §	750,000	753,750

	Principal Amount	Value

Hupah Finance Inc (Initial Term Loan) 6.250% due 01/19/19 §	$498,750	$499,997
John Maneely Co 4.750% due 04/01/17 §	497,485	498,094
Protection One Alarm Monitoring Inc due 03/21/19 ¥	395,919	395,420
5.750% due 03/21/19 §	498,750	498,120
Rexnord LLC Term B due 04/01/18 ¥	500,000	503,229
5.000% due 04/01/18 §	498,750	501,971
Terex Corp 5.500% due 04/28/17 §	496,250	499,351
WCA Waste Corp 5.500% due 03/23/18 §	498,750	496,568
WireCo WorldGroup Inc Term B due 02/15/17 ¥	1,000,000	1,002,500

		12,740,756

Information Technology - 3.9%

Emdeon Business Services LLC Term B-1 5.000% due 11/02/18 §	497,503	498,047
Freescale Semiconductor Inc Tranche B-2 6.000% due 02/28/19 §	997,500	987,214
NXP BV Term B (Incremental) 5.250% due 03/19/19 §	997,500	995,006
SSI Investments II Ltd Tranche C 6.500% due 05/26/17 §	496,250	501,212

		2,981,479

Materials - 8.7%

Consolidated Container Company LLC due 06/30/19 ¥	1,000,000	1,001,875
Emerald Performance Materials LLC (1st Lien) 6.750% due 05/18/18 §	750,000	747,187
Exopack LLC Term B 6.500% due 05/31/17 §	495,000	496,856
Momentive Performance Materials GmbH Tranche B-3 3.750% due 05/05/15 §	498,750	474,436
Polyone Corp 5.000% due 12/20/17 §	497,500	499,055
Sealed Air Corp Term B (Advance) due 10/03/18 ¥	500,000	504,000
4.750% due 10/03/18 §	982,500	990,360
Taminco Global Chemical Corp Term B-1 5.250% due 02/15/19 §	997,500	999,994
UCI International Inc due 07/26/17 ¥	1,000,000	1,007,500

		6,721,263

Telecommunication Services - 6.5%

Atlantic Broadband Finance LLC (2nd Lien) 9.750% due 10/04/19 §	1,000,000	992,083
Level 3 Financing Inc
Tranche B-2 5.750% due 09/01/18 §	500,000	500,052
Tranche B-3 5.750% due 09/01/18 §	500,000	500,052
Syniverse Holdings Inc (Initial Term Loan) 5.000% due 04/23/19 §	1,000,000	995,000
Telesat Canada Term B 4.250% due 03/28/19 §	1,000,000	991,250
Zayo Group LLC Term B due 06/15/19 ¥	1,000,000	1,003,750

		4,982,187

See Supplemental Notes to Schedule of Investments	45	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Utilities - 0.8%

Texas Competitive Electric Holdings Co (Non-Extended) 3.741% due 10/10/14 §	$1,000,000	$629,886

Total Senior Loan Notes (Cost $67,216,093)		67,316,313

	Shares	Value

SHORT-TERM INVESTMENT - 15.9%

Money Market Fund - 15.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	12,239,015	$12,239,015

Total Short-Term Investment (Cost $12,239,015)		12,239,015

TOTAL INVESTMENTS - 110.2% (Cost $84,423,088)		84,627,946

OTHER ASSETS & LIABILITIES, NET - (10.2%)		(7,838,892)

NET ASSETS - 100.0%		$76,789,054

Notes to Schedule of Investments

(a)	As of June 30, 2012, 1.3% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(b)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $439,389 or 0.6% of net assets as of June 30, 2012, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Wendy’s International Inc	$439,389	$441,516	$2,127

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets	Corporate Bonds & Notes	$5,072,618	$—	$4,811,875	$260,743
	Senior Loan Notes	67,316,313	—	67,316,313	—
	Short-Term Investment	12,239,015	12,239,015	—	—
	Unfunded Loan Commitment	441,516	—	441,516	—

	Total	$85,069,462	$12,239,015	$72,569,704	$260,743

During the three-month period ended June 30, 2012, an investment with a total aggregate value of $260,743 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to single broker quoted vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$—
Purchases	—
Sales	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Transfers In	260,743
Transfers Out	—

Value, End of Period	$260,743

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

See Supplemental Notes to Schedule of Investments	46	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 2.5%

PowerShares Senior Loan Portfolio	8,000	$195,040

Total Exchange-Traded Fund (Cost $198,161)		195,040

	Principal Amount

CORPORATE BONDS & NOTES - 96.1%

Consumer Discretionary - 15.3%

Boyd Gaming Corp 9.000% due 07/01/20 ~	$50,000	50,375
Cablevision Systems Corp 8.625% due 09/15/17	100,000	112,000
Caesars Entertainment Operating Co Inc 8.500% due 02/15/20 ~	50,000	50,500
11.250% due 06/01/17	50,000	54,812
CCO Holdings LLC 6.625% due 01/31/22	50,000	53,750
7.250% due 10/30/17	50,000	54,750
Chrysler Group LLC 8.000% due 06/15/19	50,000	51,625
CityCenter Holdings LLC 7.625% due 01/15/16	50,000	53,000
Clear Channel Communications Inc 5.500% due 12/15/16	100,000	50,250
DISH DBS Corp 4.625% due 07/15/17 ~	50,000	50,312
6.750% due 06/01/21	100,000	108,500
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	50,000
Limited Brands Inc 5.625% due 02/15/22	50,000	51,750
MGM Resorts International 7.625% due 01/15/17	100,000	103,750
NPC International Inc 10.500% due 01/15/20	50,000	55,625
Standard Pacific Corp 8.375% due 05/15/18	100,000	109,750
The Goodyear Tire & Rubber Co 8.250% due 08/15/20	50,000	53,188
The ServiceMaster Co 8.000% due 02/15/20	50,000	54,687

		1,168,624

Consumer Staples - 4.6%

Del Monte Corp 7.625% due 02/15/19	50,000	50,687
JBS USA LLC 8.250% due 02/01/20 ~	100,000	97,500
Reynolds Group Issuer Inc 9.000% due 04/15/19 ~	100,000	100,250
9.875% due 08/15/19 ~	50,000	51,937
Spectrum Brands Inc 6.750% due 03/15/20 ~	50,000	51,813

		352,187

	Principal Amount	Value

Energy - 17.8%

Arch Coal Inc 7.250% due 06/15/21	$100,000	$84,250
Basic Energy Services Inc 7.750% due 02/15/19	100,000	96,500
Chaparral Energy Inc 8.250% due 09/01/21	100,000	106,250
Chesapeake Energy Corp 9.500% due 02/15/15	50,000	54,125
Cimarex Energy Co 5.875% due 05/01/22	50,000	52,063
Crosstex Energy LP 8.875% due 02/15/18	100,000	105,812
EP Energy LLC 6.875% due 05/01/19 ~	50,000	52,312
EV Energy Partners LP 8.000% due 04/15/19	50,000	49,875
Holly Energy Partners LP 6.500% due 03/01/20 ~	50,000	50,500
Key Energy Services Inc 6.750% due 03/01/21 ~	50,000	48,750
Linn Energy LLC 7.750% due 02/01/21	100,000	105,000
Newfield Exploration Co 5.625% due 07/01/24	50,000	51,188
OGX Austria GmbH (Austria) 8.500% due 06/01/18 ~	50,000	44,750
Peabody Energy Corp 6.000% due 11/15/18 ~	50,000	50,000
Range Resources Corp 7.500% due 10/01/17	50,000	52,375
Regency Enegy Partners LP 6.500% due 07/15/21	50,000	52,750
Sabine Pass LNG LP 7.500% due 11/30/16	100,000	105,500
Samson Investment Co 9.750% due 02/15/20 ~	50,000	49,812
SandRidge Energy Inc 8.000% due 06/01/18 ~	50,000	50,875
SESI LLC 6.375% due 05/01/19	100,000	105,250

		1,367,937

Financials - 9.9%

Ally Financial Inc 5.500% due 02/15/17	100,000	101,718
American International Group Inc 8.175% due 05/15/68 §	100,000	109,000
CIT Group Inc 5.375% due 05/15/20	75,000	76,547
DDR Corp 4.625% due 07/15/22	50,000	49,484
First Data Corp 12.625% due 01/15/21	100,000	100,625
Ford Motor Credit Co LLC 5.875% due 08/02/21	100,000	111,529
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	50,000	52,500
Nuveen Investments Inc 10.500% due 11/15/15	100,000	102,000
Realogy Corp 7.625% due 01/15/20 ~	50,000	51,875

		755,278

See Supplemental Notes to Schedule of Investments	47	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value

Health Care - 8.7%

Apria Healthcare Group Inc 11.250% due 11/01/14	$100,000	$104,000
Biomet Inc 10.375% due 10/15/17	100,000	107,375
DJO Finance LLC 7.750% due 04/15/18	50,000	41,500
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	50,000	52,188
HCA Inc 5.875% due 03/15/22	100,000	104,750
Mylan Inc 6.000% due 11/15/18 ~	50,000	52,875
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	50,000	49,375
Tenet Healthcare Corp 8.000% due 08/01/20	50,000	52,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	100,000	102,750

		666,813

Industrials - 9.4%

Air Lease Corp 5.625% due 04/01/17 ~	50,000	49,500
Ashtead Capital Inc 6.500% due 07/15/22 ~	50,000	50,000
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	100,000	100,125
Delta Air Lines 2012-1 Pass-Through Trust ‘A’ 4.750% due 05/07/20	50,000	50,750
HD Supply Inc 8.125% due 04/15/19 ~	50,000	54,125
International Lease Finance Corp 6.250% due 05/15/19	100,000	101,900
JMC Steel Group 8.250% due 03/15/18 ~	50,000	49,875
Roofing Supply Group LLC 10.000% due 06/01/20 ~	50,000	52,500
RSC Equipment Rental 8.250% due 02/01/21	50,000	53,500
U.S. Airways 2011-1 Pass-Through Trust ‘A’ 7.125% due 04/22/25	98,394	104,297
United Rentals North America Inc 8.375% due 09/15/20	50,000	52,875

		719,447

Information Technology - 2.0%

CDW LLC 8.500% due 04/01/19	50,000	53,500
Freescale Semiconductor Inc 8.050% due 02/01/20	100,000	99,250

		152,750

Materials - 13.5%

AK Steel Corp 8.375% due 04/01/22	50,000	42,750
ArcelorMittal (Luxembourg) 6.250% due 02/25/22	50,000	49,093
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	100,000	105,500
Berry Plastics Corp 9.500% due 05/15/18	50,000	53,500
Boise Paper Holdings LLC 9.000% due 11/01/17	100,000	111,000
Consolidated Container Co LLC 10.125% due 07/15/20 ~	50,000	51,750

	Principal Amount	Value
FMG Resources August 2006 Property Ltd (Australia) 6.875% due 02/01/18 ~	$100,000	$101,375
Hexion U.S. Finance Corp 9.000% due 11/15/20	50,000	43,375
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	50,000	50,625
Louisiana-Pacific Corp 7.500% due 06/01/20 ~	50,000	52,625
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19 ~	50,000	52,688
Novelis Inc (Canada) 8.375% due 12/15/17	100,000	107,500
Rock-Tenn Co 4.450% due 03/01/19 ~	50,000	51,463
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	50,000	50,250
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	113,500

		1,036,994

Telecommunication Services - 10.8%

Avaya Inc 7.000% due 04/01/19 ~	50,000	46,625
Clearwire Communications LLC 12.000% due 12/01/15 ~	50,000	45,500
Cricket Communications Inc 7.750% due 10/15/20	50,000	48,000
Digicel Ltd (Bermuda) 8.250% due 09/01/17 ~	75,000	77,063
Frontier Communications Corp 8.250% due 04/15/17	50,000	54,000
Hughes Satellite Systems Corp 7.625% due 06/15/21	100,000	109,250
Intelsat Luxembourg SA (Luxembourg) 11.500% due 02/04/17	125,000	129,531
Level 3 Financing Inc 8.625% due 07/15/20	50,000	52,750
Sprint Nextel Corp 9.000% due 11/15/18 ~	100,000	112,000
9.125% due 03/01/17 ~	50,000	52,625
Telesat Canada (Canada) 6.000% due 05/15/17 ~	50,000	51,125
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	50,000	51,250

		829,719

Utilities - 4.1%

AmeriGas Finance LLC 7.000% due 05/20/22	50,000	51,625
GenOn Energy Inc 9.875% due 10/15/20	50,000	49,000
NRG Energy Inc 7.625% due 01/15/18	50,000	52,000
Puget Energy Inc 5.625% due 07/15/22 ~	50,000	51,625
The AES Corp 7.375% due 07/01/21 ~	100,000	111,750

		316,000

Total Corporate Bonds & Notes (Cost $7,149,109)		7,365,749

See Supplemental Notes to Schedule of Investments	48	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.8%

Money Market Fund - 2.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	213,715	$213,715

Total Short-Term Investment (Cost $213,715)		213,715

TOTAL INVESTMENTS - 101.4% (Cost $7,560,985)		7,774,504

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(105,406)

NET ASSETS - 100.0%		$7,669,098

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Fund	$195,040	$195,040	$—	$—
	Corporate Bonds & Notes	7,365,749	—	7,261,452	104,297
	Short-Term Investment	213,715	213,715	—	—

	Total	$7,774,504	$408,755	$7,261,452	$104,297

During the three-month period ended June 30, 2012, an investment with a total aggregate value of $104,297 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to a single broker quoted vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$—
Purchases	—
Sales	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Transfers In	104,297
Transfers Out	—

Value, End of Period	$104,297

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

See Supplemental Notes to Schedule of Investments	49	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MONEY MARKET FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 99.7%

Commercial Paper - 82.2%

Archer Daniels Midland Co 0.120% due 07/11/12	$1,250,000	$1,249,958
Baker Hughes Inc 0.170% due 07/17/12	1,200,000	1,199,909
Bank of Nova Scotia NY 0.130% due 07/02/12	1,100,000	1,099,996
Dell Inc 0.120% due 07/18/12	1,000,000	999,943
EI du Pont de Nemours & Co 0.160% due 07/16/12	1,000,000	999,933
Harvard University 0.100% due 07/12/12	1,150,000	1,149,965
Illinois Tool Works Inc 0.130% due 07/17/12	750,000	749,957
0.170% due 07/16/12	500,000	499,965
John Deere Financial Inc (Canada) 0.140% due 07/03/12	1,250,000	1,249,990
Kimberly-Clark Worldwide Inc 0.120% due 07/12/12	1,000,000	999,963
Kreditanstalt feur Wiederaufbau (Germany) 0.190% due 08/01/12	800,000	799,869
L’Oreal USA Inc 0.125% due 07/23/12	1,000,000	999,914
0.150% due 07/11/12	250,000	249,990
Nestle Capital Corp 0.145% due 08/02/12	750,000	749,903
NetJets Inc 0.140% due 07/09/12	350,000	349,989
0.140% due 08/02/12	1,000,000	999,876
Northwestern University 0.140% due 07/06/12	1,150,000	1,149,978
Novartis Securities Investment Ltd (Bermuda) 0.150% due 08/09/12	550,000	549,911
PepsiCo Inc 0.100% due 07/16/12	1,000,000	999,958
Pfizer Inc 0.110% due 07/19/12	1,000,000	999,945
Philip Morris International Inc 0.130% due 07/23/12	800,000	799,936
Rockwell Collins Inc 0.120% due 07/13/12	1,000,000	999,960
The Coca-Cola Co 0.140% due 08/09/12	1,000,000	999,848

	Principal Amount	Value

The Estee Lauder Cos Inc 0.120% due 07/24/12	$1,250,000	$1,249,904
Toyota Motor Credit Corp 0.200% due 10/23/12	750,000	749,525
United Parcel Service Inc 0.030% due 07/02/12	1,000,000	999,999
Wal-Mart Stores Inc 0.120% due 07/23/12	500,000	499,963
0.120% due 07/31/12	750,000	749,925

		25,097,972

U.S. Treasury Bills - 17.2%

0.038% due 07/26/12	1,500,000	1,499,960
0.075% due 09/06/12	1,250,000	1,249,807
0.080% due 09/27/12	1,250,000	1,249,756
0.089% due 08/16/12	1,250,000	1,249,856

		5,249,379

	Shares

Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	89,672	89,672

Total Short-Term Investments (Amortized Cost $30,437,023)		30,437,023

TOTAL INVESTMENTS - 99.7% (Amortized Cost $30,437,023)		30,437,023

OTHER ASSETS & LIABILITIES, NET - 0.3%		86,316

NET ASSETS - 100.0%		$30,523,339

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$30,437,023	$89,672	$30,347,351	$—

See Supplemental Notes to Schedule of Investments	50	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

SHORT TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	10,000	$10,000

Total Short Term Investment (Cost $10,000)		10,000

TOTAL INVESTMENTS - 0.00% (Cost $10,000)		10,000

OTHER ASSETS & LIABILITIES, NET - 100.0%		78,386,283	(a)

NET ASSETS - 100.0%		$78,396,283

Notes to Schedule of Investments

(a)	The PL Emerging Markets Debt Fund commenced operations on June 29, 2012 and the other assets and liabilities, net, presented above includes receivables for fund shares sold, and not yet invested in the amount of $78,386,283 as of June 30, 2012.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets	Short-Term Investment	$10,000	$10,000	$—	$—

See Supplemental Notes to Schedule of Investments	51	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.9%

Consumer Discretionary - 15.4%

Carnival Corp (Panama)	55,614	$1,905,892
Comcast Corp ‘A’	295,089	9,433,995
General Motors Co *	166,895	3,291,169
Kohl’s Corp	9,366	426,059
Lowe’s Cos Inc	93,060	2,646,626
News Corp ‘B’	199,885	4,501,410
Staples Inc	131,775	1,719,664
Target Corp	31,910	1,856,843
Time Warner Cable Inc	64,514	5,296,599
Time Warner Inc	63,443	2,442,556
Viacom Inc ‘B’	103,313	4,857,777

		38,378,590

Consumer Staples - 7.2%

CVS Caremark Corp	103,975	4,858,752
Kraft Foods Inc ‘A’	110,667	4,273,960
PepsiCo Inc	17,300	1,222,418
The Procter & Gamble Co	13,849	848,251
Unilever NV ‘NY’ (Netherlands)	122,081	4,071,401
Wal-Mart Stores Inc	39,003	2,719,289

		17,994,071

Energy - 12.3%

BP PLC ADR (United Kingdom)	140,198	5,683,627
Chevron Corp	44,872	4,733,996
Halliburton Co	150,148	4,262,702
Murphy Oil Corp	71,214	3,581,352
Noble Corp (Switzerland)	38,595	1,255,495
QEP Resources Inc	86,565	2,594,353
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	66,112	4,457,932
Weatherford International Ltd (Switzerland) *	319,488	4,035,133

		30,604,590

Financials - 21.1%

Aflac Inc	18,786	800,096
Bank of America Corp	372,029	3,043,197
Citigroup Inc	229,203	6,282,454
Fifth Third Bancorp	157,242	2,107,043
JPMorgan Chase & Co	187,859	6,712,202
MetLife Inc	81,160	2,503,786
Morgan Stanley	126,030	1,838,778
State Street Corp	26,704	1,192,067
The Allstate Corp	199,007	6,983,156
The Bank of New York Mellon Corp	217,767	4,779,986
The Goldman Sachs Group Inc	20,045	1,921,514
The PNC Financial Services Group Inc	62,843	3,840,336
The Travelers Cos Inc	52,161	3,329,958
U.S. Bancorp	63,940	2,056,310
Wells Fargo & Co	159,622	5,337,760

		52,728,643

Health Care - 14.2%

Bristol-Myers Squibb Co	145,542	5,232,235
Cardinal Health Inc	54,526	2,290,092
GlaxoSmithKline PLC ADR (United Kingdom)	59,820	2,725,997
Merck & Co Inc	122,389	5,109,741
Novartis AG (Switzerland)	25,059	1,397,790
Pfizer Inc	269,963	6,209,149
Roche Holding AG ADR (Switzerland)	49,839	2,154,042
Sanofi ADR (France)	70,272	2,654,876

	Shares	Value

UnitedHealth Group Inc	88,339	$5,167,832
WellPoint Inc	36,974	2,358,571

		35,300,325

Industrials - 6.3%

Emerson Electric Co	30,085	1,401,359
General Electric Co	262,983	5,480,566
Honeywell International Inc	29,327	1,637,620
Ingersoll-Rand PLC (Ireland)	130,909	5,521,742
Textron Inc	68,013	1,691,483

		15,732,770

Information Technology - 10.9%

Cisco Systems Inc	133,630	2,294,427
Corning Inc	191,219	2,472,462
Dell Inc *	55,951	700,506
eBay Inc *	110,941	4,660,631
Hewlett-Packard Co	213,950	4,302,534
Intel Corp	68,644	1,829,363
KLA-Tencor Corp	6,346	312,540
Microsoft Corp	213,242	6,523,073
Yahoo! Inc *	251,784	3,985,741

		27,081,277

Materials - 2.8%

Alcoa Inc	279,516	2,445,765
International Paper Co	153,588	4,440,229

		6,885,994

Telecommunication Services - 3.1%

AT&T Inc	65,958	2,352,062
Verizon Communications Inc	68,313	3,035,830
Vodafone Group PLC ADR (United Kingdom)	86,971	2,450,843

		7,838,735

Utilities - 2.6%

FirstEnergy Corp	49,711	2,445,284
PPL Corp	141,668	3,939,787

		6,385,071

Total Common Stocks (Cost $213,911,647)		238,930,066

SHORT-TERM INVESTMENT - 3.6%

Money Market Fund - 3.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,062,609	9,062,609

Total Short-Term Investment (Cost $9,062,609)		9,062,609

TOTAL INVESTMENTS - 99.5% (Cost $222,974,256)		247,992,675

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,195,237

NET ASSETS - 100.0%		$249,187,912

See Supplemental Notes to Schedule of Investments	52	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$38,378,590	$38,378,590	$—	$—
	Consumer Staples	17,994,071	17,994,071	—	—
	Energy	30,604,590	30,604,590	—	—
	Financials	52,728,643	52,728,643	—	—
	Health Care	35,300,325	33,902,535	1,397,790	—
	Industrials	15,732,770	15,732,770	—	—
	Information Technology	27,081,277	27,081,277	—	—
	Materials	6,885,994	6,885,994	—	—
	Telecommunications Services	7,838,735	7,838,735	—	—
	Utilities	6,385,071	6,385,071	—	—

		238,930,066	237,532,276	1,397,790	—
	Short-Term Investment	9,062,609	9,062,609	—	—

	Total	$247,992,675	$246,594,885	$1,397,790	$—

During the three-month period ended June 30, 2012, an investment with a total aggregate value of $1,397,790 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

See Supplemental Notes to Schedule of Investments	53	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL GROWTH LT FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 69.0%

Consumer Discretionary - 12.5%

Amazon.com Inc *	1,695	$387,053
AutoZone Inc *	1,020	374,513
CBS Corp ‘B’	16,370	536,609
Coach Inc	1,160	67,837
J.C. Penney Co Inc	9,275	216,200
Limited Brands Inc	17,705	752,994
Mattel Inc	12,994	421,525
Nike Inc ‘B’	3,987	349,979
Nordstrom Inc	10,995	546,341
Prada SPA (Italy)	44,200	300,385
Starbucks Corp	3,015	160,760
The Walt Disney Co	4,640	225,040
Time Warner Cable Inc	5,800	476,180

		4,815,416

Consumer Staples - 7.4%

Anheuser-Busch InBev NV (Belgium)	5,089	395,634
Colgate-Palmolive Co	3,000	312,300
Costco Wholesale Corp	8,800	836,000
Pernod-Ricard SA (France)	4,059	434,219
Philip Morris International Inc	3,320	289,703
Reckitt Benckiser Group PLC (United Kingdom)	4,442	234,278
SABMiller PLC (United Kingdom)	9,005	357,246

		2,859,380

Energy - 3.7%

Dresser-Rand Group Inc *	5,424	241,585
EOG Resources Inc	1,920	173,011
Helmerich & Payne Inc	4,745	206,313
Kinder Morgan Inc	4,840	155,945
National Oilwell Varco Inc	1,200	77,328
Noble Energy Inc	2,560	217,139
Occidental Petroleum Corp	1,395	119,649
OGX Petroleo e Gas Participacoes SA (Brazil) *	3,200	8,763
OGX Petroleo e Gas Participacoes SA ADR (Brazil) *	17,108	46,363
Petroleo Brasileiro SA ADR (Brazil)	5,835	109,523
Schlumberger Ltd (Netherlands)	1,225	79,515

		1,435,134

Financials - 2.5%

Banco do Brasil SA (Brazil)	9,600	92,965
Prudential PLC (United Kingdom)	24,819	286,977
Standard Chartered PLC (United Kingdom)	9,606	209,418
T. Rowe Price Group Inc	4,810	302,838
Ventas Inc REIT	1,089	68,738

		960,936

Health Care - 10.3%

Aetna Inc	3,385	131,236
AmerisourceBergen Corp	6,375	250,856
Celgene Corp *	10,860	696,778
Covidien PLC (Ireland)	9,870	528,045
Express Scripts Holding Co *	8,950	499,678
Gilead Sciences Inc *	5,300	271,784
Perrigo Co	5,160	608,519
Shire PLC ADR (United Kingdom)	1,680	145,135
Valeant Pharmaceuticals International Inc (Canada) *	5,727	256,512

	Shares	Value

Varian Medical Systems Inc *	3,080	$187,172
Vertex Pharmaceuticals Inc *	7,296	407,992

		3,983,707

Industrials - 7.8%

C.H. Robinson Worldwide Inc	3,105	181,736
Canadian Pacific Railway Ltd (Canada)	2,845	208,425
Danaher Corp	8,685	452,315
FANUC Corp (Japan)	2,200	361,454
Fastenal Co	2,548	102,710
Precision Castparts Corp	4,495	739,383
Sensata Technologies Holding NV (Netherlands)*	14,481	387,801
Tyco International Ltd (Switzerland)	3,380	178,633
Union Pacific Corp	915	109,169
Verisk Analytics Inc ‘A’ *	3,000	147,780
W.W. Grainger Inc	805	153,948

		3,023,354

Information Technology - 21.8%

Amdocs Ltd (United Kingdom) *	9,615	285,758
Amphenol Corp ‘A’	6,043	331,882
ANSYS Inc *	1,480	93,403
Apple Inc *	4,505	2,630,920
Atmel Corp *	26,172	175,352
Autodesk Inc *	8,835	309,137
eBay Inc *	22,840	959,508
EMC Corp *	18,740	480,306
Facebook Inc ‘A’ *	4,218	131,264
Intuit Inc	2,895	171,818
LinkedIn Corp ‘A’ *	620	65,887
MasterCard Inc ‘A’	440	189,248
Microsoft Corp	8,675	265,368
Motorola Solutions Inc	5,245	252,337
ON Semiconductor Corp *	39,202	278,334
Oracle Corp	26,638	791,149
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan) *	92,455	253,062
TE Connectivity Ltd (Switzerland)	16,598	529,642
Teradata Corp *	1,945	140,059
Zynga Inc ‘A’ *	16,237	88,329

		8,422,763

Materials - 2.7%

Ball Corp	13,545	556,022
Praxair Inc	4,415	480,043

		1,036,065

Telecommunication Services - 0.3%

Crown Castle International Corp *	2,335	136,971

Total Common Stocks (Cost $18,841,723)		26,673,726

PURCHASED OPTIONS - 0.6%

(See Note (b) in Notes to Schedule of Investments) (Cost $388,622)		235,863

See Supplemental Notes to Schedule of Investments	54	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL GROWTH LT FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 26.3%

Money Market Fund - 26.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	10,172,736	$10,172,736

Total Short-Term Investment (Cost $10,172,736)		10,172,736

TOTAL INVESTMENTS - 95.9% (Cost $29,403,081)		37,082,325

OTHER ASSETS & LIABILITIES, NET - 4.1%		1,570,164

NET ASSETS - 100.0%		$38,652,489

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Sell	EUR	85,000	07/12	CSF	($508)
Sell	EUR	260,000	07/12	HSB	(2,121)
Sell	EUR	525,000	07/12	RBC	(6,155)
Sell	EUR	740,000	08/12	JPM	(12,226)
Sell	GBP	320,000	07/12	CSF	(20)
Sell	GBP	620,000	07/12	HSB	366
Sell	GBP	665,000	07/12	RBC	(9,000)
Sell	GBP	415,000	08/12	JPM	(4,332)
Buy	JPY	2,400,000	07/12	CSF	(118)
Buy	JPY	2,800,000	07/12	CSF	100
Buy	JPY	1,850,000	07/12	RBC	(167)
Sell	JPY	30,300,000	07/12	CSF	4,705
Sell	JPY	19,300,000	07/12	HSB	1,452
Sell	JPY	35,000,000	07/12	RBC	2,354
Sell	JPY	13,200,000	08/12	JPM	596

Total Forward Foreign Currency Contracts					($25,074)

(b)	Purchased options outstanding as of June 30, 2012 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - CME S&P 500 Index Futures (09/12)	$1,250.00	09/22/12	GSC	51	$189,733	$81,855

Options on Securities

Description	Strike Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - CME Microsoft Corp	$30.00	01/19/13	GSC	496	$105,823	$110,608
Call - CME Valeant Pharmaceuticals International Inc	52.50	01/19/13	GSC	140	93,066	43,400

					$198,889	$154,008

Total Purchased Options					$388,622	$235,863

See Supplemental Notes to Schedule of Investments	55	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL GROWTH LT FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$4,815,416	$4,515,031	$300,385	$—
	Consumer Staples	2,859,380	1,438,003	1,421,377	—
	Energy	1,435,134	1,435,134	—	—
	Financials	960,936	464,541	496,395	—
	Health Care	3,983,707	3,983,707	—	—
	Industrials	3,023,354	2,661,900	361,454	—
	Information Technology	8,422,763	8,169,701	253,062	—
	Materials	1,036,065	1,036,065	—	—
	Telecommunication Services	136,971	136,971	—	—

		26,673,726	23,841,053	2,832,673	—
	Short-Term Investment	10,172,736	10,172,736	—	—
	Derivatives:
	Equity Contracts
	Purchased Options	235,863	235,863	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	9,573	—	9,573	—

	Total Assets Derivatives	245,436	235,863	9,573	—

	Total Assets	37,091,898	34,249,652	2,842,246	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(34,647)	—	(34,647)	—

	Total Liabilities	(34,647)	—	(34,647)	—

	Total	$37,057,251	$34,249,652	$2,807,599	$—

During the three-month period ended June 30, 2012, an investment with a total aggregate value of $285,758 was transferred from level 2 to level 1 as a result of the removal of valuation adjustments to exchange-traded prices.

See Supplemental Notes to Schedule of Investments	56	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.7%

Consumer Discretionary - 23.2%

Amazon.com Inc *	21,100	$4,818,185
Chipotle Mexican Grill Inc *	3,600	1,367,820
Comcast Corp ‘A’	37,600	1,202,072
DIRECTV ‘A’ *	33,500	1,635,470
Discovery Communications Inc ‘A’ *	22,700	1,225,800
Dollar General Corp *	71,200	3,872,568
Las Vegas Sands Corp	68,900	2,996,461
Lululemon Athletica Inc *	24,300	1,449,009
McDonald’s Corp	22,800	2,018,484
Nike Inc ‘B’	27,200	2,387,616
priceline.com Inc *	4,900	3,256,148
Ralph Lauren Corp	15,300	2,142,918

		28,372,551

Consumer Staples - 6.9%

CVS Caremark Corp	90,300	4,219,719
Monster Beverage Corp *	10,804	769,245
The Estee Lauder Cos Inc ‘A’	63,000	3,409,560

		8,398,524

Energy - 7.8%

Cabot Oil & Gas Corp	39,500	1,556,300
Concho Resources Inc *	30,200	2,570,624
EOG Resources Inc	9,600	865,056
FMC Technologies Inc *	73,900	2,899,097
Schlumberger Ltd (Netherlands)	25,400	1,648,714

		9,539,791

Health Care - 12.8%

Agilent Technologies Inc	67,700	2,656,548
Allergan Inc	43,900	4,063,823
Biogen Idec Inc *	20,300	2,930,914
Gilead Sciences Inc *	53,100	2,722,968
UnitedHealth Group Inc	56,200	3,287,700

		15,661,953

Industrials - 9.5%

Cummins Inc	19,300	1,870,363
Danaher Corp	52,500	2,734,200
Roper Industries Inc	17,700	1,744,866
Union Pacific Corp	20,300	2,421,993
United Technologies Corp	37,200	2,809,716

		11,581,138

Information Technology - 33.1%

Apple Inc *	16,200	9,460,800
Baidu Inc ADR (Cayman) *	25,400	2,920,492
Broadcom Corp ‘A’ *	34,900	1,179,620
Facebook Inc ‘A’ *	62,300	1,938,776
Google Inc ‘A’ *	5,100	2,958,357
MasterCard Inc ‘A’	5,800	2,494,638
MercadoLibre Inc	13,900	1,053,620
NetApp Inc *	88,900	2,828,798
QUALCOMM Inc	75,000	4,176,000
Riverbed Technology Inc *	70,400	1,136,960
salesforce.com inc *	16,300	2,253,638
Teradata Corp *	26,000	1,872,260

	Shares	Value

Visa Inc ‘A’	43,900	$5,427,357
VMware Inc ‘A’ *	7,900	719,216

		40,420,532

Materials - 2.0%

FMC Corp	13,900	743,372
The Sherwin-Williams Co	13,200	1,747,020

		2,490,392

Telecommunication Services - 1.4%

Crown Castle International Corp *	29,400	1,724,604

Total Common Stocks (Cost $94,619,870)		118,189,485

EXCHANGE-TRADED FUND - 0.7%

iShares Russell 1000 Growth Index Fund	14,400	910,512

Total Exchange-Traded Fund (Cost $897,828)		910,512

SHORT-TERM INVESTMENT - 5.1%

Money Market Fund - 5.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,286,798	6,286,798

Total Short-Term Investment (Cost $6,286,798)		6,286,798

TOTAL INVESTMENTS - 102.5% (Cost $101,804,496)		125,386,795

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(3,104,308)

NET ASSETS - 100.0%		$122,282,487

See Supplemental Notes to Schedule of Investments	57	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$118,189,485	$118,189,485	$—	$—
	Exchange-Traded Fund	910,512	910,512	—	—
	Short-Term Investment	6,286,798	6,286,798	—	—

	Total	$125,386,795	$125,386,795	$—	$—

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	58	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.0%

Consumer Discretionary - 16.9%

DISH Network Corp ‘A’	199,366	$5,691,899
Johnson Controls Inc	114,285	3,166,837
McDonald’s Corp	29,936	2,650,234
News Corp ‘A’	500,563	11,157,549
SES SA FDR (Luxembourg)	158,925	3,758,162
Target Corp	61,260	3,564,719
The Home Depot Inc	112,490	5,960,845
Time Warner Cable Inc	105,693	8,677,395
Time Warner Inc	212,719	8,189,682

		52,817,322

Consumer Staples - 12.6%

Altria Group Inc	109,559	3,785,263
Anheuser-Busch InBev NV ADR (Belgium)	80,650	6,423,773
CVS Caremark Corp	169,537	7,922,464
Kimberly-Clark Corp	72,029	6,033,869
Lorillard Inc	33,512	4,421,908
Philip Morris International Inc	124,000	10,820,240

		39,407,517

Energy - 10.0%

Apache Corp	33,103	2,909,423
Chevron Corp	73,815	7,787,483
Exxon Mobil Corp	90,508	7,744,770
Halliburton Co	121,727	3,455,830
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	56,998	3,843,375
Suncor Energy Inc (Canada)	94,230	2,727,959
Transocean Ltd (Switzerland)	62,039	2,775,004

		31,243,844

Financials - 22.6%

American Express Co	90,369	5,260,380
Capital One Financial Corp	71,393	3,902,341
JPMorgan Chase & Co	271,515	9,701,231
Loews Corp	102,851	4,207,634
Marsh & McLennan Cos Inc	159,383	5,136,914
MetLife Inc	103,847	3,203,680
State Street Corp	149,091	6,655,422
The Bank of New York Mellon Corp	91,731	2,013,495
The Progressive Corp	140,632	2,929,365
The Travelers Cos Inc	86,655	5,532,055
U.S. Bancorp	315,862	10,158,122
Wells Fargo & Co	349,306	11,680,793

		70,381,432

Health Care - 7.1%

Johnson & Johnson	79,753	5,388,113
Merck & Co Inc	167,383	6,988,240
Novartis AG ADR (Switzerland)	56,633	3,165,785
Pfizer Inc	157,405	3,620,315
WellPoint Inc	48,516	3,094,836

		22,257,289

Industrials - 9.1%

General Electric Co	343,034	7,148,829
Honeywell International Inc	120,571	6,732,685
Illinois Tool Works Inc	101,535	5,370,186
Raytheon Co	59,582	3,371,745
United Technologies Corp	77,047	5,819,360

		28,442,805

	Shares	Value

Information Technology - 8.4%

Hewlett-Packard Co	101,582	$2,042,814
International Business Machines Corp	35,128	6,870,334
Microsoft Corp	153,890	4,707,495
Motorola Solutions Inc	96,017	4,619,378
TE Connectivity Ltd (Switzerland)	131,515	4,196,644
Xerox Corp	490,992	3,864,107

		26,300,772

Materials - 2.9%

Air Products & Chemicals Inc	57,179	4,616,061
Crown Holdings Inc *	122,969	4,241,201

		8,857,262

Telecommunication Services - 4.2%

AT&T Inc	135,018	4,814,742
CenturyLink Inc	98,955	3,907,733
Verizon Communications Inc	99,453	4,419,691

		13,142,166

Utilities - 2.2%

Sempra Energy	100,632	6,931,532

Total Common Stocks (Cost $250,208,861)		299,781,941

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	11,610,684	11,610,684

Total Short-Term Investment (Cost $11,610,684)		11,610,684

TOTAL INVESTMENTS - 99.7% (Cost $261,819,545)		311,392,625

OTHER ASSETS & LIABILITIES, NET - 0.3%		870,873

NET ASSETS - 100.0%		$312,263,498

See Supplemental Notes to Schedule of Investments	59	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$52,817,322	$49,059,160	$3,758,162	$—
	Consumer Staples	39,407,517	39,407,517	—	—
	Energy	31,243,844	31,243,844	—	—
	Financials	70,381,432	70,381,432	—	—
	Health Care	22,257,289	22,257,289	—	—
	Industrials	28,442,805	28,442,805	—	—
	Information Technology	26,300,772	26,300,772	—	—
	Materials	8,857,262	8,857,262	—	—
	Telecommunication Services	13,142,166	13,142,166	—	—
	Utilities	6,931,532	6,931,532	—	—

		299,781,941	296,023,779	3,758,162	—
	Short-Term Investment	11,610,684	11,610,684	—	—

	Total	$311,392,625	$307,634,463	$3,758,162	$—

See Supplemental Notes to Schedule of Investments	60	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MAIN STREET® CORE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

WARRANTS - 0.0%

Energy - 0.0%

Kinder Morgan Inc Strike @ $40.00 Exp. 05/25/17 *	5,075	$10,962

Total Warrants (Cost $9,668)		10,962

COMMON STOCKS - 88.8%

Consumer Discretionary - 9.6%

AutoZone Inc *	7,300	2,680,341
CarMax Inc *	67,980	1,763,401
Ford Motor Co	407,242	3,905,451
Hyatt Hotels Corp ‘A’ *	39,758	1,477,407
The McGraw-Hill Cos Inc	131,848	5,933,160
The TJX Cos Inc	82,150	3,526,700

		19,286,460

Consumer Staples - 10.1%

Dr Pepper Snapple Group Inc	135,880	5,944,750
Mead Johnson Nutrition Co	26,570	2,139,151
Philip Morris International Inc	95,250	8,311,515
The J.M. Smucker Co	49,280	3,721,626

		20,117,042

Energy - 9.6%

Chevron Corp	84,074	8,869,807
Kinder Morgan Inc	44,865	1,445,556
National Oilwell Varco Inc	85,270	5,494,799
Noble Energy Inc	41,228	3,496,959

		19,307,121

Financials - 15.0%

CIT Group Inc *	168,750	6,014,250
Citigroup Inc	253,067	6,936,566
CME Group Inc ‘A’	11,030	2,957,253
Discover Financial Services	66,510	2,299,915
JPMorgan Chase & Co	176,830	6,318,136
M&T Bank Corp	11,340	936,344
Marsh & McLennan Cos Inc	98,050	3,160,152
MSCI Inc *	43,640	1,484,633

		30,107,249

Health Care - 10.5%

Abbott Laboratories	85,480	5,510,896
Bristol-Myers Squibb Co	122,640	4,408,908
Covidien PLC (Ireland)	74,380	3,979,330
DaVita Inc *	24,020	2,359,004
Edwards Lifesciences Corp *	10,870	1,122,871
Express Scripts Holding Co *	34,249	1,912,122
Watson Pharmaceuticals Inc *	24,210	1,791,298

		21,084,429

Industrials - 10.4%

CSX Corp	192,840	4,311,902
QR National Ltd (Australia)	106,900	374,829
The Boeing Co	52,218	3,879,797
Towers Watson & Co ‘A’	37,410	2,240,859

	Shares	Value

Tyco International Ltd (Switzerland)	103,805	$5,486,094
United Parcel Service Inc ‘B’	57,156	4,501,607

		20,795,088

Information Technology - 18.9%

Apple Inc *	23,932	13,976,288
Corning Inc	112,760	1,457,986
eBay Inc *	166,650	7,000,967
Facebook Inc ‘A’ *	51,630	1,606,726
Google Inc ‘A’ *	4,046	2,346,963
International Business Machines Corp	41,050	8,028,559
QUALCOMM Inc	41,652	2,319,183
Western Digital Corp *	32,460	989,381

		37,726,053

Materials - 1.0%

Vulcan Materials Co	51,490	2,044,668

Telecommunication Services - 2.2%

America Movil SAB de CV ‘L’ ADR (Mexico)	166,000	4,325,960

Utilities - 1.5%

The AES Corp *	229,488	2,944,331

Total Common Stocks (Cost $145,885,740)		177,738,401

SHORT-TERM INVESTMENT - 4.9%

Money Market Fund - 4.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,909,657	9,909,657

Total Short-Term Investment (Cost $9,909,657)		9,909,657

TOTAL INVESTMENTS - 93.7% (Cost $155,805,065)		187,659,020

OTHER ASSETS & LIABILITIES, NET - 6.3%		12,527,608

NET ASSETS - 100.0%		$200,186,628

See Supplemental Notes to Schedule of Investments	61	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MAIN STREET CORE FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$10,962	$10,962	$—	$—
	Common Stocks
	Consumer Discretionary	19,286,460	19,286,460	—	—
	Consumer Staples	20,117,042	20,117,042	—	—
	Energy	19,307,121	19,307,121	—	—
	Financials	30,107,249	30,107,249	—	—
	Health Care	21,084,429	21,084,429	—	—
	Industrials	20,795,088	20,420,259	374,829	—
	Information Technology	37,726,053	37,726,053	—	—
	Materials	2,044,668	2,044,668	—	—
	Telecommunication Services	4,325,960	4,325,960	—
	Utilities	2,944,331	2,944,331	—	—

		177,738,401	177,363,572	374,829	—
	Short-Term Investment	9,909,657	9,909,657	—	—

	Total	$187,659,020	$187,284,191	$374,829	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	62	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.6%

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% *¯+Δ	229,480	$759,579

Total Convertible Preferred Stocks (Cost $573,700)		759,579

COMMON STOCKS - 94.8%

Consumer Discretionary - 16.1%

AutoZone Inc *	10,090	3,704,745
Darden Restaurants Inc	28,290	1,432,323
Lear Corp	41,600	1,569,568
Macy’s Inc	104,500	3,589,575
Marriott International Inc ‘A’	67,100	2,630,320
Newell Rubbermaid Inc	128,630	2,333,348
Ross Stores Inc	48,900	3,054,783
The Interpublic Group of Cos Inc	170,200	1,846,670

		20,161,332

Consumer Staples - 7.8%

Energizer Holdings Inc *	25,800	1,941,450
H.J. Heinz Co	40,600	2,207,828
Molson Coors Brewing Co ‘B’	46,540	1,936,529
Ralcorp Holdings Inc *	26,550	1,771,947
Sysco Corp	62,600	1,866,106

		9,723,860

Energy - 6.2%

Cameron International Corp *	40,300	1,721,213
EQT Corp	11,200	600,656
Marathon Petroleum Corp	19,100	857,972
Noble Energy Inc	16,510	1,400,378
Rosetta Resources Inc *	21,000	769,440
Rowan Cos PLC ‘A’ (United Kingdom) *	76,140	2,461,606

		7,811,265

Financials - 15.3%

Ameriprise Financial Inc	42,600	2,226,276
CBRE Group Inc ‘A’ *	63,700	1,042,132
Duke Realty Corp REIT	59,600	872,544
East West Bancorp Inc	56,200	1,318,452
Fifth Third Bancorp	92,500	1,239,500
Invesco Ltd (Bermuda)	93,600	2,115,360
Kilroy Realty Corp REIT	43,100	2,086,471
PartnerRe Ltd (Bermuda)	20,190	1,527,777
PS Business Parks Inc REIT	13,800	934,536
Regions Financial Corp	150,200	1,013,850
Signature Bank *	27,400	1,670,578
The Macerich Co REIT	32,300	1,907,315
Willis Group Holdings PLC (Ireland)	35,800	1,306,342

		19,261,133

Health Care - 12.3%

Aetna Inc	30,200	1,170,854
Agilent Technologies Inc	54,300	2,130,732
AmerisourceBergen Corp	75,700	2,978,795
CareFusion Corp *	66,500	1,707,720
Henry Schein Inc *	19,500	1,530,555
Medicis Pharmaceutical Corp ‘A’	45,000	1,536,750

	Shares	Value

Vertex Pharmaceuticals Inc *	26,800	$1,498,656
Zimmer Holdings Inc	45,280	2,914,221

		15,468,283

Industrials - 10.0%

BE Aerospace Inc *	34,100	1,488,806
Corrections Corp of America	40,990	1,207,156
Dover Corp	47,340	2,537,897
Parker-Hannifin Corp	32,600	2,506,288
Rockwell Collins Inc	35,290	1,741,562
SPX Corp	26,100	1,704,852
WESCO International Inc *	23,900	1,375,445

		12,562,006

Information Technology - 21.6%

Amdocs Ltd (United Kingdom) *	63,400	1,884,248
Autodesk Inc *	76,900	2,690,731
BMC Software Inc *	72,840	3,108,811
F5 Networks Inc *	14,900	1,483,444
Fidelity National Information Services Inc	74,600	2,542,368
Gartner Inc *	7,200	309,960
Intuit Inc	46,750	2,774,613
Lexmark International Inc ‘A’	39,900	1,060,542
Marvell Technology Group Ltd (Bermuda)	140,600	1,585,968
Microsemi Corp *	53,800	994,762
NetApp Inc *	70,100	2,230,582
Polycom Inc *	60,900	640,668
Symantec Corp *	81,690	1,193,491
TE Connectivity Ltd (Switzerland)	36,700	1,171,097
Vantiv Inc ‘A’ *	39,400	917,626
Xilinx Inc	74,700	2,507,679

		27,096,590

Materials - 5.5%

Ball Corp	57,420	2,357,091
Cliffs Natural Resources Inc	20,650	1,017,839
Eastman Chemical Co	57,520	2,897,282
Walter Energy Inc	13,300	587,328

		6,859,540

Total Common Stocks (Cost $110,011,518)		118,944,009

SHORT-TERM INVESTMENT - 4.1%

Money Market Fund - 4.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,190,408	5,190,408

Total Short-Term Investment (Cost $5,190,408)		5,190,408

TOTAL INVESTMENTS - 99.5% (Cost $115,775,626)		124,893,996

OTHER ASSETS & LIABILITIES, NET - 0.5%		611,579

NET ASSETS - 100.0%		$125,505,575

See Supplemental Notes to Schedule of Investments	63	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	An investment with a total aggregate value of $759,579 or 0.6% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Trust Procedures and then subsequently approved by the Board.

(b)	As of June 30, 2012, 0.6% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(c)	Restricted securities as of June 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$573,700	$759,579	0.6%

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$759,579	$—	$—	$759,579
	Common Stocks (1)	118,944,009	118,944,009	—	—
	Short-Term Investment	5,190,408	5,190,408	—	—

	Total	$124,893,996	$124,134,417	$—	$759,579

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2012:

Convertible Preferred Stocks (1)
Value, Beginning of Period	$1,041,839
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Depreciation	(282,260)
Transfers In	—
Transfers Out	—

Value, End of Period	$759,579

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($282,260)

Additional required information about certain Level 3 fair value measurements of the fund as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferred Stock	$759,579	Market Transaction Method	Purchase price of Better Place Series C Preferred Stock adjusted for performance versus milestones	NA

		Discounted Cash Flow	Weighted Average Cost of Capital	22.5%-27.5% (24.2%)
			Perpetual Growth Rate	2.5%-3.5% (3.0%)

		Market Comparable Companies	Enterprise Value / Revenue	2.6x-3.4x (3.1x)
			Discount for lack of marketability	15.0%

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	64	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.7%

Industrials - 0.7%

Better Place LLC ‘B’ 8.000% *¯+Δ	118,395	$391,887

Total Convertible Preferred Stocks (Cost $295,986)		391,887

COMMON STOCKS - 96.1%

Consumer Discretionary - 12.7%

Dollar Tree Inc *	21,199	1,140,506
Dunkin’ Brands Group Inc	25,697	882,435
Groupon Inc *	140,170	1,490,007
Morningstar Inc	14,370	831,161
New Oriental Education & Technology Group ADR (Cayman) *	35,503	869,824
The McGraw-Hill Cos Inc	21,544	969,480
Weight Watchers International Inc	24,573	1,266,984

		7,450,397

Consumer Staples - 4.3%

De Master Blenders 1753 NV (Netherlands) *	81,640	920,542
Hillshire Brands Co	16,328	473,349
Mead Johnson Nutrition Co	11,266	907,026
Sun Art Retail Group Ltd (Hong Kong)	200,000	219,653

		2,520,570

Energy - 3.1%

Range Resources Corp	19,081	1,180,541
Ultra Petroleum Corp (Canada) *	27,757	640,354

		1,820,895

Financials - 6.8%

Greenhill & Co Inc	10,002	356,571
IntercontinentalExchange Inc *	7,239	984,359
MSCI Inc *	47,233	1,606,867
The Progressive Corp	51,657	1,076,015

		4,023,812

Health Care - 13.3%

athenahealth Inc *	13,304	1,053,278
IDEXX Laboratories Inc *	11,938	1,147,600
Illumina Inc *	36,076	1,457,110
Intuitive Surgical Inc *	3,853	2,133,753
Ironwood Pharmaceuticals Inc ‘A’ *	31,899	439,568
Techne Corp	11,443	849,071
Valeant Pharmaceuticals International Inc (Canada) *	17,327	776,076

		7,856,456

Industrials - 21.2%

Covanta Holding Corp	41,516	711,999
Edenred (France)	74,092	2,102,418
Expeditors International of Washington Inc	28,006	1,085,232
Fastenal Co	20,587	829,861
IHS Inc ‘A’ *	11,627	1,252,577
Intertek Group PLC (United Kingdom)	37,012	1,549,760
Qualicorp SA (Brazil) *	100,549	870,574
Schindler Holding AG Participation Certificates (Switzerland)	872	97,516

	Shares	Value

Sensata Technologies Holding NV (Netherlands) *	29,951	$802,088
Stericycle Inc *	14,184	1,300,247
Verisk Analytics Inc ‘A’ *	38,111	1,877,348

		12,479,620

Information Technology - 26.3%

Akamai Technologies Inc *	30,992	983,996
Citrix Systems Inc *	11,261	945,248
FactSet Research Systems Inc	9,581	890,458
First Solar Inc *	20,072	302,284
Gartner Inc *	29,342	1,263,173
LinkedIn Corp ‘A’ *	15,128	1,607,653
MercadoLibre Inc	7,985	605,263
Motorola Solutions Inc	43,738	2,104,235
Red Hat Inc *	17,082	964,791
Research In Motion Ltd (Canada) *	28,435	210,135
salesforce.com inc *	9,743	1,347,067
SINA Corp (Cayman) *	5,557	287,908
Solera Holdings Inc	28,598	1,195,110
Yandex NV ‘A’ (Netherlands) *	62,808	1,196,492
Youku Inc ADR (Cayman) *	38,644	837,802
Zynga Inc ‘A’ *	131,209	713,777

		15,455,392

Materials - 4.9%

Intrepid Potash Inc *	29,051	661,201
Lynas Corp Ltd (Australia) *	215,593	190,621
Martin Marietta Materials Inc	8,279	652,551
Molycorp Inc *	24,261	522,825
Rockwood Holdings Inc *	19,167	850,056

		2,877,254

Utilities - 3.5%

Brookfield Infrastructure Partners LP (Bermuda)	62,108	2,084,966

Total Common Stocks (Cost $49,425,347)		56,569,362

SHORT-TERM INVESTMENT - 7.8%

Money Market Fund - 7.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,594,184	4,594,184

Total Short-Term Investment (Cost $4,594,184)		4,594,184

TOTAL INVESTMENTS - 104.6% (Cost $54,315,517)		61,555,433

OTHER ASSETS & LIABILITIES, NET - (4.6%)		(2,693,258)

NET ASSETS - 100.0%		$58,862,175

See Supplemental Notes to Schedule of Investments	65	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	An investment with a total aggregate value of $391,887 or 0.7% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Trust Procedures and then subsequently approved by the Board.

(b)	As of June 30, 2012, 0.7% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(c)	Restricted securities as of June 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$295,986	$391,887	0.7%

(d)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$391,887	$—	$—	$391,887
	Common Stocks
	Consumer Discretionary	7,450,397	7,450,397	—	—
	Consumer Staples	2,520,570	2,300,917	219,653	—
	Energy	1,820,895	1,820,895	—	—
	Financials	4,023,812	4,023,812	—	—
	Health Care	7,856,456	7,856,456	—	—
	Industrials	12,479,620	8,729,926	3,749,694	—
	Information Technology	15,455,392	15,455,392	—	—
	Materials	2,877,254	2,686,633	190,621	—
	Utilities	2,084,966	2,084,966	—	—

		56,569,362	52,409,394	4,159,968	—
	Short-Term Investment	4,594,184	4,594,184	—	—

	Total	$61,555,433	$57,003,578	$4,159,968	$391,887

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2012:

Convertible Preferred Stocks (1)
Value, Beginning of Period	$537,513
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Depreciation	(145,626)
Transfers In	—
Transfers Out	—

Value, End of Period	$391,887

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($145,626)

Additional required information about certain Level 3 fair value measurements of the fund as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferred Stock	$391,887	Market Transaction Method	Purchase price of Better Place Series C Preferred Stock adjusted for performance versus milestones	NA

		Discounted Cash Flow	Weighted Average Cost of Capital	22.5%-27.5% (24.2%)
			Perpetual Growth Rate	2.5%-3.5% (3.0%)

		Market Comparable Companies	Enterprise Value / Revenue	2.6x-3.4x (3.1x)
			Discount for lack of marketability	15.0%

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	66	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.4%

Consumer Discretionary - 17.1%

Aeropostale Inc *	12,900	$230,007
ANN Inc *	13,900	354,311
Brunswick Corp	15,950	354,409
Dana Holding Corp	22,400	286,944
Domino’s Pizza Inc	11,850	366,283
DSW Inc ‘A’	7,750	421,600
Express Inc *	18,500	336,145
Interval Leisure Group Inc	11,865	225,554
Life Time Fitness Inc *	7,270	338,128
Lions Gate Entertainment Corp (Canada) *	18,000	265,320
LKQ Corp *	14,050	469,270
Marriott Vacations Worldwide Corp *	11,500	356,270
Pier 1 Imports Inc	17,700	290,811
Six Flags Entertainment Corp	9,700	525,546
Sotheby’s	5,300	176,808
Tenneco Inc *	9,400	252,108
The Cheesecake Factory Inc *	8,350	266,866
The Children’s Place *	6,930	345,322
The Warnaco Group Inc *	5,550	236,319
Tupperware Brands Corp	6,225	340,881
Vitamin Shoppe Inc *	9,600	527,328
Wolverine World Wide Inc	5,400	209,412

		7,175,642

Consumer Staples - 3.0%

The Fresh Market Inc *	3,950	211,838
The Hain Celestial Group Inc *	9,285	511,046
United Natural Foods Inc *	9,500	521,170

		1,244,054

Energy - 5.6%

Berry Petroleum Co ‘A’	8,600	341,076
Dril-Quip Inc *	4,515	296,139
Energy XXI Ltd (Bermuda)	14,350	449,012
Kodiak Oil & Gas Corp (Canada) *	19,650	161,327
Lufkin Industries Inc	2,950	160,244
Northern Oil & Gas Inc *	12,900	205,626
Rosetta Resources Inc *	11,850	434,184
Stone Energy Corp *	12,650	320,551

		2,368,159

Financials - 8.2%

American Campus Communities Inc REIT	7,200	323,856
Cohen & Steers Inc	9,300	320,943
Endurance Specialty Holdings Ltd (Bermuda)	7,800	298,896
Extra Space Storage Inc REIT	9,350	286,110
Fortress Investment Group LLC ‘A’	59,900	201,863
Home Properties Inc REIT	4,850	297,596
Jones Lang LaSalle Inc	5,900	415,183
LaSalle Hotel Properties REIT	9,650	281,201
Northwest Bancshares Inc	33,550	392,870
SVB Financial Group *	5,150	302,408
Two Harbors Investment Corp REIT	33,800	350,168

		3,471,094

Health Care - 18.6%

Accretive Health Inc *	23,550	258,108
Align Technology Inc *	13,300	445,018
Alkermes PLC (Ireland) *	19,700	334,309
Cepheid Inc *	5,150	230,462
Cubist Pharmaceuticals Inc *	4,100	155,431
Endologix Inc *	12,400	191,456

	Shares	Value

Greenway Medical Technologies *	9,050	$147,605
Health Net Inc *	11,650	282,745
HealthSouth Corp *	16,050	373,323
HMS Holdings Corp *	9,450	314,779
Idenix Pharmaceuticals Inc *	13,650	140,595
Incyte Corp Ltd *	12,700	288,290
Insulet Corp *	18,270	390,430
Ironwood Pharmaceuticals Inc *	13,250	182,585
Medicis Pharmaceutical Corp ‘A’	9,430	322,034
Medivation Inc *	2,950	269,630
NxStage Medical Inc *	14,850	248,886
Optimer Pharmaceuticals Inc *	13,110	203,467
PAREXEL International Corp *	11,575	326,762
Pharmacyclics Inc *	2,750	150,178
Questcor Pharmaceuticals Inc *	4,600	244,904
Salix Pharmaceuticals Ltd *	3,950	215,038
Seattle Genetics Inc *	6,450	163,766
Tenet Healthcare Corp *	49,400	258,856
Theravance Inc *	9,850	218,867
Thoratec Corp *	6,520	218,942
ViroPharma Inc *	13,000	308,100
Volcano Corp *	10,450	299,393
WellCare Health Plans Inc *	6,200	328,600
Wright Medical Group Inc *	14,700	313,845

		7,826,404

Industrials - 15.6%

A.O. Smith Corp	4,600	224,894
Actuant Corp ‘A’	18,795	510,472
Avis Budget Group Inc *	32,200	489,440
Barnes Group Inc	19,800	480,942
Clean Harbors Inc *	8,300	468,286
Esterline Technologies Corp *	7,380	460,143
Genesee & Wyoming Inc ‘A’ *	8,120	429,061
Hub Group Inc ‘A’ *	13,550	490,510
Knight Transportation Inc	12,700	203,073
RBC Bearings Inc *	10,315	487,900
Spirit Aerosystems Holdings Inc ‘A’ *	16,150	384,855
Tetra Tech Inc *	18,350	478,568
Towers Watson & Co ‘A’	5,350	320,465
United Rentals Inc *	12,550	427,202
US Airways Group Inc *	16,450	219,279
Woodward Inc	12,080	476,435

		6,551,525

Information Technology - 24.1%

3D Systems Corp *	7,800	266,292
ADTRAN Inc	6,200	187,178
Applied Micro Circuits Corp *	22,100	126,412
AVG Technologies NV (Netherlands) *	15,100	196,451
BroadSoft Inc *	9,650	279,464
Cadence Design Systems Inc *	46,150	507,188
Cavium Inc *	9,800	274,400
Ciena Corp *	19,800	324,126
Cognex Corp	9,450	299,093
CommVault Systems Inc *	8,800	436,216
comScore Inc *	20,950	344,837
Concur Technologies Inc *	5,700	388,170
CoStar Group Inc *	4,700	381,640
DealerTrack Holdings Inc *	15,050	453,155
Finisar Corp *	14,900	222,904
Fortinet Inc *	12,100	280,962
Freescale Semiconductor Ltd (Bermuda) *	21,650	221,912
InterXion Holding NV (Netherlands) *	15,600	282,516
LogMeIn Inc *	12,465	380,432
Mellanox Technologies Ltd (Israel) *	5,690	403,080
NICE Systems Ltd ADR (Israel) *	9,295	340,197
OpenTable Inc *	7,940	357,379

See Supplemental Notes to Schedule of Investments	67	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

QLIK Technologies Inc *	14,800	$327,376
Sapient Corp *	28,200	283,974
Silicon Graphics International Corp *	26,950	173,019
SolarWinds Inc *	8,150	355,014
Solera Holdings Inc	7,465	311,962
Tangoe Inc *	15,300	326,043
TTM Technologies Inc *	20,800	195,728
Ultimate Software Group Inc *	4,150	369,848
Universal Display Corp *	2,350	84,459
VistaPrint NV (Netherlands) *	8,525	275,358
Wright Express Corp *	7,965	491,600

		10,148,385

Materials - 4.1%

AuRico Gold Inc (Canada) *	24,517	196,381
Cytec Industries Inc	4,750	278,540
Globe Specialty Metals Inc	7,900	106,097
PolyOne Corp	27,200	372,096
Rockwood Holdings Inc	7,100	314,885
Silgan Holdings Inc	10,340	441,415

		1,709,414

Utilities - 1.1%

ITC Holdings Corp	6,430	443,091

Total Common Stocks (Cost $34,643,556)		40,937,768

	Shares	Value

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,564,932	$1,564,932

Total Short-Term Investment (Cost $1,564,932)		1,564,932

TOTAL INVESTMENTS - 101.1% (Cost $36,208,488)		42,502,700

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(446,554)

NET ASSETS - 100.0%		$42,056,146

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks (1)	$40,937,768	$40,937,768	$—	$—
	Short-Term Investment	1,564,932	1,564,932	—	—

	Total	$42,502,700	$42,502,700	$—	$—

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	68	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 78.2%

Consumer Discretionary - 7.7%

Aaron’s Inc	32,600	$922,906
Bob Evans Farms Inc	11,600	466,320
Cinemark Holdings Inc	46,700	1,067,095
Group 1 Automotive Inc	16,700	761,687
Harman International Industries Inc	12,600	498,960
Hillenbrand Inc	19,500	358,410
International Speedway Corp ‘A’	8,360	218,865
Meredith Corp	25,900	827,246
Sturm Ruger & Co Inc	12,500	501,875
The Buckle Inc	23,700	937,809
True Religion Apparel Inc	11,700	339,066
Wolverine World Wide Inc	25,300	981,134

		7,881,373

Consumer Staples - 5.9%

Cal-Maine Foods Inc	16,500	645,150
Casey’s General Stores Inc	21,000	1,238,790
Embotelladora Andina SA ‘B’ ADR (Chile)	10,500	339,150
Fresh Del Monte Produce Inc (Cayman)	13,000	305,110
Harris Teeter Supermarkets Inc	20,800	852,592
Ingredion Inc	19,100	945,832
The Andersons Inc	14,609	623,220
Universal Corp	20,300	940,499
Weis Markets Inc	4,500	200,340

		6,090,683

Energy - 9.2%

Alliance Resource Partners LP	8,500	477,020
Berry Petroleum Co ‘A’	25,400	1,007,364
Bristow Group Inc	19,000	772,730
Buckeye Partners LP	9,100	474,747
Cimarex Energy Co	9,600	529,152
CVR Energy Inc *	31,200	829,296
Energen Corp	17,000	767,210
HollyFrontier Corp	24,800	878,664
Pioneer Southwest Energy Partners LP	10,800	277,776
Ship Finance International Ltd (Bermuda)	21,000	328,230
Sunoco Logistics Partners LP	18,000	652,860
TC Pipelines LP	7,700	331,870
Tidewater Inc	18,800	871,568
TransMontaigne Partners LP	6,800	226,168
World Fuel Services Corp	28,500	1,083,855

		9,508,510

Financials - 14.1%

American Equity Investment Life Holding Co	23,500	258,735
American Financial Group Inc	25,000	980,750
Amtrust Financial Services Inc	16,300	484,273
Bank of Hawaii Corp	18,600	854,670
CapitalSource Inc	88,900	597,408
Cash America International Inc	20,400	898,416
Community Trust Bancorp Inc	2,500	83,725
CreXus Investment Corp REIT	42,300	430,191
Cullen/Frost Bankers Inc	14,600	839,354
Franklin Street Properties Corp REIT	40,800	431,664
Fulton Financial Corp	86,000	859,140
Hatteras Financial Corp REIT	15,200	434,720
Lakeland Financial Corp	2,462	66,055
Montpelier Re Holdings Ltd (Bermuda)	12,109	257,801
Old National Bancorp	34,900	419,149
Omega Healthcare Investors Inc REIT	37,900	852,750

	Shares	Value

Prosperity Bancshares Inc	19,200	$806,976
PS Business Parks Inc REIT	9,700	656,884
Raymond James Financial Inc	23,800	814,912
SEI Investments Co	32,700	650,403
Southside Bancshares Inc	4,000	89,920
Sovran Self Storage Inc REIT	11,500	576,035
Susquehanna Bancshares Inc	51,000	525,300
Tompkins Financial Corp	1,944	73,250
Trustmark Corp	33,800	827,424
Washington Federal Inc	37,431	632,210
WesBanco Inc	3,529	75,027

		14,477,142

Health Care - 5.9%

Invacare Corp	18,700	288,541
Owens & Minor Inc	27,900	854,577
PerkinElmer Inc	35,550	917,190
STERIS Corp	28,500	894,045
Teleflex Inc	15,700	956,287
The Cooper Cos Inc	12,300	981,048
The Ensign Group Inc	11,200	316,624
West Pharmaceutical Services Inc	17,000	858,330

		6,066,642

Industrials - 12.4%

Alliant Techsystems Inc	17,300	874,861
Applied Industrial Technologies Inc	7,900	291,115
Barnes Group Inc	28,600	694,694
Belden Inc	24,800	827,080
Cascade Corp	5,847	275,101
Crane Co	21,000	763,980
Cubic Corp	6,500	312,520
Curtiss-Wright Corp	25,100	779,355
Elbit Systems Ltd (Israel)	3,900	134,940
Ennis Inc	14,300	219,934
Great Lakes Dredge & Dock Co	29,300	208,616
ITT Corp	40,023	704,405
KBR Inc	26,300	649,873
Kennametal Inc	23,100	765,765
Standex International Corp	4,867	207,188
TAL International Group Inc	12,900	432,021
Textainer Group Holdings Ltd (Bermuda)	9,949	367,118
The Brink’s Co	29,600	686,128
Titan International Inc	28,200	691,746
Triumph Group Inc	18,600	1,046,622
Twin Disc Inc	5,100	94,299
UniFirst Corp	6,500	414,375
Valmont Industries Inc	9,300	1,125,021
Werner Enterprises Inc	9,900	236,511

		12,803,268

Information Technology - 2.4%

AVX Corp	21,400	228,766
Brooks Automation Inc	30,500	287,920
j2 Global Inc	15,412	407,185
Jabil Circuit Inc	38,500	782,705
Lexmark International Inc ‘A’	29,300	778,794

		2,485,370

Materials - 14.7%

A. Schulman Inc	15,800	313,630
AMCOL International Corp	9,882	279,759
Bemis Co Inc	26,298	824,179
Buckeye Technologies Inc	11,000	313,390

See Supplemental Notes to Schedule of Investments	69	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

Cabot Corp	23,700	$964,590
Compass Minerals International Inc	13,100	999,269
Gold Resource Corp	32,720	850,393
HudBay Minerals Inc (Canada)	84,162	648,926
IAMGOLD Corp (Canada)	42,800	505,040
Innophos Holdings Inc	13,800	779,148
International Flavors & Fragrances Inc	12,200	668,560
Methanex Corp (Canada)	27,300	760,032
Neenah Paper Inc	11,000	293,590
NewMarket Corp	4,300	931,380
Olin Corp	6,400	133,696
Quaker Chemical Corp	8,194	378,644
Rentech Nitrogen Partners LP	3,140	86,381
Rock-Tenn Co ‘A’	12,900	703,695
Royal Gold Inc	14,600	1,144,640
Sensient Technologies Corp	24,400	896,212
Sonoco Products Co	29,570	891,536
Steel Dynamics Inc	52,500	616,875
Stepan Co	3,458	325,674
The Scotts Miracle-Gro Co ‘A’	19,600	805,952

		15,115,191

Utilities - 5.9%

AGL Resources Inc	18,500	716,875
Atmos Energy Corp	24,500	859,215
Avista Corp	22,700	606,090
El Paso Electric Co	4,388	145,506
Great Plains Energy Inc	23,600	505,276
Portland General Electric Co	25,800	687,828
Southwest Gas Corp	6,600	288,090
Suburban Propane Partners LP	10,900	449,843
UGI Corp	32,800	965,304
Westar Energy Inc	28,400	850,580

		6,074,607

Total Common Stocks (Cost $69,233,188)		80,502,786

	Shares	Value

SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,918,193	$3,918,193

Total Short-Term Investment (Cost $3,918,193)		3,918,193

TOTAL INVESTMENTS - 82.0% (Cost $73,151,381)		84,420,979

OTHER ASSETS & LIABILITIES, NET - 18.0%		18,470,261

NET ASSETS - 100.0%		$102,891,240

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$80,502,786	$80,502,786	$—	$—
	Short-Term Investment	3,918,193	3,918,193	—	—

	Total	$84,420,979	$84,420,979	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	70	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL REAL ESTATE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.5%

Consumer Discretionary - 3.1%

Starwood Hotels & Resorts Worldwide Inc	32,084	$1,701,735

Financials - 93.7%

Acadia Realty Trust REIT	21,193	491,254
Apartment Investment & Management Co ‘A’ REIT	60,846	1,644,667
Ashford Hospitality Trust Inc REIT	24,660	207,884
AvalonBay Communities Inc REIT	11,759	1,663,663
BioMed Realty Trust Inc REIT	5,675	106,009
Boston Properties Inc REIT	21,659	2,347,186
BRE Properties Inc REIT	13,940	697,279
Brookfield Office Properties Inc (Canada)	74,374	1,295,595
Camden Property Trust REIT	10,334	699,302
CommonWealth REIT	7,467	142,769
Cousins Properties Inc REIT	74,931	580,715
DCT Industrial Trust Inc REIT	122,880	774,144
Digital Realty Trust Inc REIT	6,520	489,457
Douglas Emmett Inc REIT	5,790	133,749
Duke Realty Corp REIT	210	3,074
Equity Lifestyle Properties Inc REIT	13,974	963,787
Equity One Inc REIT	281	5,957
Equity Residential REIT	77,655	4,842,566
Federal Realty Investment Trust REIT	7,218	751,322
Forest City Enterprises Inc ‘A’ *	94,293	1,376,678
General Growth Properties Inc REIT	125,203	2,264,922
HCP Inc REIT	65,912	2,910,015
Health Care REIT Inc	9,110	531,113
Healthcare Realty Trust Inc REIT	56,919	1,356,949
Host Hotels & Resorts Inc REIT	173,992	2,752,554
Hudson Pacific Properties Inc REIT	17,860	310,943
Lexington Realty Trust REIT	2,730	23,123
Liberty Property Trust REIT	4,214	155,244
Mack-Cali Realty Corp REIT	34,618	1,006,345
Omega Healthcare Investors Inc REIT	9,740	219,150
Parkway Properties Inc REIT	1,310	14,986
Plum Creek Timber Co Inc REIT	2,389	94,843
Prologis Inc REIT	30,302	1,006,935
PS Business Parks Inc REIT	3,741	253,341
Public Storage REIT	14,037	2,027,083
Regency Centers Corp REIT	55,860	2,657,260
Retail Opportunity Investments Corp REIT	23,783	286,823
Senior Housing Properties Trust REIT	44,743	998,664
Simon Property Group Inc REIT	46,997	7,315,553
SL Green Realty Corp REIT	420	33,701
Sovran Self Storage Inc REIT	2,982	149,368
STAG Industrial Inc REIT	4,882	71,180
Starwood Property Trust Inc REIT	15,820	337,124
The Macerich Co REIT	9,086	536,528
Vornado Realty Trust REIT	41,031	3,445,783
Winthrop Realty Trust REIT	15,101	183,628

		50,160,215

	Shares	Value

Health Care - 0.7%

Assisted Living Concepts Inc ‘A’	25,820	$367,160

Total Common Stocks (Cost $32,106,622)		52,229,110

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,337,417	1,337,417

Total Short-Term Investment (Cost $1,337,417)		1,337,417

TOTAL INVESTMENTS - 100.0% (Cost $33,444,039)		53,566,527

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(26,295)

NET ASSETS - 100.0%		$53,540,232

Notes to Schedule of Investments

(a)	As of June 30, 2012, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	26.7%
Specialized	21.0%
Residential	19.6%
Diversified	8.6%
Office	8.6%
Real Estate Operating Companies	5.0%
Industrial	3.5%
Hotels, Resort & Cruise Lines	3.2%
Health Care Facilities	0.7%
Mortgage	0.6%

97.5%
Short-Term Investment	2.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$52,229,110	$52,229,110	$—	$—
	Short-Term Investment	1,337,417	1,337,417	—	—

	Total	$53,566,527	$53,566,527	$—	$—

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	71	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 5.4%

Brazil - 4.5%

Banco Bradesco SA ADR	26,700	$397,029
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	24,550	981,755
Cia de Bebidas das Americas ADR	20,300	778,099
Lojas Americanas SA	155,846	1,021,905
Petroleo Brasileiro SA ADR	32,600	591,364
Vale SA ADR	38,330	747,818

		4,517,970

Colombia - 0.9%

Banco Davivienda SA	35,627	439,599
BanColombia SA ADR	6,540	404,434

		844,033

Total Preferred Stocks (Cost $4,355,355)		5,362,003

COMMON STOCKS - 74.9%

Bermuda - 0.6%

Credicorp Ltd	2,710	341,162
Dairy Farm International Holdings Ltd	28,000	298,474

		639,636

Brazil - 4.1%

B2W Cia Global do Varejo	39,981	119,635
BM&FBOVESPA SA	263,816	1,330,573
Embraer SA ADR	27,250	722,943
Estacio Participacoes SA	38,900	478,382
Kroton Educacional SA - Share Deposit Certificates *	34,251	491,468
Natura Cosmeticos SA	41,300	952,049

		4,095,050

Cayman - 8.5%

Baidu Inc ADR *	16,980	1,952,360
Ctrip.com International Ltd ADR *	46,720	783,027
Eurasia Drilling Co Ltd GDR (LI) ~	15,210	387,855
Home Inns & Hotels Management Inc ADR *	14,910	337,861
NetEase Inc ADR *	11,910	700,904
New Oriental Education & Technology Group ADR *	33,840	829,080
Tencent Holdings Ltd	42,800	1,263,906
Tingyi Holding Corp	424,000	1,093,248
Want Want China Holdings Ltd	804,000	994,639
Youku Inc ADR *	4,690	101,679

		8,444,559

Chile - 0.2%

Banco Santander Chile SA	3,127,255	233,131

China - 1.1%

China Shenhua Energy Co Ltd ‘H’	201,000	710,154
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	128,290	50,506
Sinopharm Group Co Ltd ‘H’	78,000	215,976
Wumart Stores Inc ‘H’ *	70,000	142,116

		1,118,752

	Shares	Value

Colombia - 1.3%

Almacenes Exito SA	42,451	$703,320
Almacenes Exito SA GDR ~	39,100	633,119

		1,336,439

Denmark - 1.7%

Carlsberg AS ‘B’	21,799	1,717,702

Egypt - 0.5%

Commercial International Bank SAE	90,858	389,867
Eastern Tobacco	2,444	32,272
Egyptian Financial Group-Hermes Holding *	17,210	29,230

		451,369

France - 0.8%

CFAO SA	14,140	670,051
Technip SA	1,190	124,183

		794,234

Hong Kong - 3.5%

AIA Group Ltd	254,200	876,468
CNOOC Ltd	409,000	825,072
Hang Lung Group Ltd	68,000	419,087
Hang Lung Properties Ltd	181,000	616,130
Hong Kong Exchanges & Clearing Ltd	53,100	761,718
Sun Art Retail Group Ltd	5,000	5,491

		3,503,966

India - 10.8%

Ambuja Cements Ltd	41,166	129,298
Asian Paints Ltd	6,660	465,139
Cipla Ltd	45,956	261,517
Colgate-Palmolive India Ltd	25,236	545,063
HDFC Bank Ltd ADR	36,730	1,197,398
Hindustan Unilever Ltd	80,577	658,234
Housing Development Finance Corp Ltd	116,659	1,372,809
ICICI Bank Ltd ADR	25,680	832,289
Infosys Ltd	58,782	2,665,298
Marico Ltd	110,739	365,860
Sun Pharmaceutical Industries Ltd	37,630	429,997
Sun TV Network Ltd	31,588	172,196
Tata Consultancy Services Ltd	38,202	878,726
TV18 Broadcast Ltd *	31,757	14,671
Ultratech Cement Ltd	1,693	46,355
Zee Entertainment Enterprises Ltd	273,960	721,541

		10,756,391

Indonesia - 1.2%

P.T. Astra International Tbk	947,500	692,836
P.T. Unilever Indonesia Tbk	211,000	516,395

		1,209,231

Italy - 0.9%

Prada SPA	129,000	876,688

Luxembourg - 0.9%

Tenaris SA ADR	25,760	900,827

See Supplemental Notes to Schedule of Investments	72	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

Malaysia - 0.4%

Genting Bhd	118,100	$356,327

Mexico - 8.6%

America Movil SAB de CV ‘L’ ADR	122,420	3,190,265
Fomento Economico Mexicano SAB de CV	189,819	1,695,034
Fomento Economico Mexicano SAB de CV ADR	22,320	1,992,060
Grupo Financiero Inbursa SAB de CV ‘O’	189,036	424,986
Grupo Televisa SAB ADR	22,130	475,352
Wal-Mart de Mexico SAB de CV ‘V’	282,698	756,351

		8,534,048

Netherlands - 0.9%

Yandex NV ‘A’ *	45,500	866,775

Nigeria - 0.7%

Guaranty Trust Bank PLC	1,289,343	118,833
Nigerian Breweries PLC	648,279	405,299
Zenith Bank PLC	1,595,242	134,775

		658,907

Philippines - 2.7%

Jollibee Foods Corp	196,360	487,352
SM Investments Corp	39,540	687,278
SM Prime Holdings Inc	4,785,070	1,488,940

		2,663,570

Russia - 4.0%

Magnit OJSC (RTS)	16,056	1,930,959
Magnit OJSC GDR (LI) ~	14,780	444,582
NovaTek OAO GDR (LI) ~	11,500	1,224,356
NovaTek OAO GDR (OTC) ~	3,200	340,690

		3,940,587

South Africa - 3.1%

Anglo American Platinum Ltd	10,279	601,487
Impala Platinum Holdings Ltd	49,009	815,026
MTN Group Ltd	69,989	1,209,813
Standard Bank Group Ltd	34,331	465,573

		3,091,899

South Korea - 4.3%

E-Mart Co Ltd	5,270	1,157,528
MegaStudy Co Ltd	1,770	121,383
NHN Corp	12,020	2,635,996
Shinsegae Co Ltd	2,236	412,374

		4,327,281

Taiwan - 2.8%

Epistar Corp	206,000	460,075
HTC Corp	54,210	712,767
Synnex Technology International Corp	247,118	604,399
Taiwan Semiconductor Manufacturing Co Ltd *	374,995	1,026,412

		2,803,653

Thailand - 0.5%

Siam Commercial Bank PCL	106,700	487,138

	Shares	Value

Turkey - 4.1%

Akbank TAS	134,308	$493,146
Anadolu Efes Biracilik Ve Malt Sanayii AS	47,604	610,477
BIM Birlesik Magazalar AS	13,562	559,844
Enka Insaat ve Sanayi AS	270,945	728,700
Haci Omer Sabanci Holding AS	265,658	1,120,605
Turkiye Garanti Bankasi AS	134,913	531,900

		4,044,672

United Arab Emirates - 0.6%

DP World Ltd	3,404	35,742
DP World Ltd (LI)	54,944	593,747

		629,489

United Kingdom - 6.1%

Anglo American PLC	30,027	985,183
BG Group PLC	45,540	932,102
Cairn Energy PLC * l	—	2
Genting Singapore PLC	378,000	424,209
SABMiller PLC	31,680	1,256,809
Tullow Oil PLC	65,160	1,518,942
Unilever PLC	27,005	907,613

		6,024,860

United States - 0.0%

MercadoLibre Inc	580	43,964

Total Common Stocks (Cost $62,467,336)		74,551,145

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 01/31/13 *	18,000	75,771

Total Equity-Linked Structured Securities (Cost $74,067)		75,771

SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,481,296	3,481,296

Total Short-Term Investment (Cost $3,481,296)		3,481,296

TOTAL INVESTMENTS - 83.9% (Cost $70,378,054)		83,470,215

OTHER ASSETS & LIABILITIES, NET - 16.1%		15,985,751

NET ASSETS - 100.0%		$99,455,966

See Supplemental Notes to Schedule of Investments	73	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2012, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	22.4%
Financials	15.0%
Information Technology	14.0%
Consumer Discretionary	9.5%
Energy	7.6%
Telecommunication Services	4.4%
Materials	3.8%
Short-Term Investment	3.5%
Industrials	2.8%
Health Care	0.9%

83.9%
Other Assets & Liabilities, Net	16.1%

100.0%

(b)	As of March 31, 2012, 0.9% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(c)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$5,362,003	$5,362,003	$—	$—
	Common Stocks
	Bermuda	639,636	341,162	298,474	—
	Brazil	4,095,050	4,095,050	—	—
	Cayman	8,444,559	4,704,911	3,739,648	—
	Chile	233,131	233,131	—	—
	China	1,118,752	—	1,118,752	—
	Colombia	1,336,439	703,320	633,119	—
	Denmark	1,717,702	—	1,717,702	—
	Egypt	451,369	—	451,369	—
	France	794,234	—	794,234	—
	Hong Kong	3,503,966	—	3,503,966	—
	India	10,756,391	2,029,687	8,726,704	—
	Indonesia	1,209,231	—	1,209,231	—
	Italy	876,688	—	876,688	—
	Luxembourg	900,827	900,827	—	—
	Malaysia	356,327	—	356,327	—
	Mexico	8,534,048	8,534,048	—	—
	Netherlands	866,775	866,775	—	—
	Nigeria	658,907	658,907	—	—
	Philippines	2,663,570	—	2,663,570	—
	Russia	3,940,587	—	3,940,587	—
	South Africa	3,091,899	—	3,091,899	—
	South Korea	4,327,281	—	4,327,281	—
	Taiwan	2,803,653	—	2,803,653	—
	Thailand	487,138	—	487,138	—
	Turkey	4,044,672	—	4,044,672	—
	United Arab Emirates	629,489	629,489	—	—
	United Kingdom	6,024,860	—	6,024,860	—
	United States	43,964	43,964	—	—

		74,551,145	23,741,271	50,809,874	—
	Equity-Linked Structured Securities	75,771	—	75,771	—
	Short-Term Investment	3,481,296	3,481,296	—	—

	Total	$83,470,215	$32,584,570	$50,885,645	$—

During the three-month period ended June 30, 2012, an investment with a total aggregate value of $491,468 was transferred from level 2 to level 1 as a result of the removal of valuation adjustments to exchange-traded prices.

(1) For equity investments categorized in a simple level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	74	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.6%

Australia - 2.6%

QBE Insurance Group Ltd	225,736	$3,112,263
Westpac Banking Corp	103,390	2,249,202

		5,361,465

Bermuda - 1.2%

Li & Fung Ltd	1,308,400	2,538,883

Brazil - 1.7%

BM&FBOVESPA SA	312,337	1,575,292
Tim Participacoes SA ADR	65,400	1,795,884

		3,371,176

Canada - 2.4%

Canadian National Railway Co	58,279	4,917,582

Czech Republic - 0.7%

Komercni Banka AS	8,007	1,387,223

France - 12.1%

Air Liquide SA	39,906	4,565,659
Danone SA	69,280	4,301,076
Dassault Systemes SA	13,560	1,273,856
Legrand SA	70,242	2,388,942
LVMH Moet Hennessy Louis Vuitton SA	26,485	4,036,808
Pernod-Ricard SA	41,878	4,479,971
Schneider Electric SA	65,556	3,652,704

		24,699,016

Germany - 11.3%

Bayer AG	73,411	5,293,579
Beiersdorf AG	70,509	4,574,846
Deutsche Boerse AG	18,245	984,726
Linde AG	42,524	6,623,469
Merck KGaA	18,951	1,891,160
SAP AG	60,589	3,578,002

		22,945,782

Hong Kong - 2.4%

AIA Group Ltd	632,000	2,179,102
China Unicom Ltd	1,320,000	1,658,363
CNOOC Ltd	482,000	972,334

		4,809,799

India - 2.0%

ICICI Bank Ltd ADR	107,176	3,473,574
Infosys Ltd ADR	11,852	534,051

		4,007,625

Israel - 0.6%

Check Point Software Technologies Ltd *	22,650	1,123,214

Japan - 14.4%

Canon Inc	80,250	3,213,432
Denso Corp	115,300	3,925,847
FANUC Corp	17,600	2,891,631
Honda Motor Co Ltd	99,100	3,452,112

	Shares	Value

HOYA Corp	99,700	$2,196,774
INPEX Corp	563	3,156,359
Lawson Inc	58,700	4,106,804
NTT DOCOMO Inc	920	1,531,043
Shin-Etsu Chemical Co Ltd	89,500	4,923,982

		29,397,984

Netherlands - 7.4%

Akzo Nobel NV	71,053	3,342,337
Heineken NV	103,414	5,401,818
ING Groep NV CVA *	472,501	3,187,891
Randstad Holding NV	105,748	3,122,946

		15,054,992

Singapore - 1.0%

DBS Group Holdings Ltd	112,000	1,236,255
Singapore Telecommunications Ltd	344,380	900,498

		2,136,753

South Africa - 0.3%

MTN Group Ltd	33,019	570,758

South Korea - 1.5%

Samsung Electronics Co Ltd	2,856	3,027,997

Spain - 3.0%

Amadeus IT Holding SA ‘A’	153,125	3,242,751
Banco Santander SA	289,559	1,933,908
Red Electrica Corp SA	20,957	913,930

		6,090,589

Sweden - 0.9%

Hennes & Mauritz AB ‘B’	53,611	1,927,468

Switzerland - 10.6%

Cie Financiere Richemont SA ‘A’	11,096	608,954
Givaudan SA	328	322,154
Julius Baer Group Ltd	107,685	3,898,876
Nestle SA	115,594	6,895,346
Roche Holding AG	22,130	3,820,245
Sonova Holding AG	15,617	1,506,978
Swiss Re AG	27,170	1,706,897
UBS AG (XVTX)	236,858	2,769,911

		21,529,361

Taiwan - 2.4%

Hon Hai Precision Industry Co Ltd	574,800	1,733,224
Taiwan Semiconductor Manufacturing Co Ltd ADR *	219,026	3,057,603

		4,790,827

United Kingdom - 20.1%

Barclays PLC	408,908	1,067,304
BG Group PLC	104,633	2,141,604
Burberry Group PLC	15,541	322,067
Compass Group PLC	413,172	4,217,238
Delphi Automotive PLC *	37,330	951,915
Diageo PLC	179,098	4,607,331
Hays PLC	722,594	823,681
HSBC Holdings PLC (LI)	750,326	6,644,979
Reckitt Benckiser Group PLC	63,249	3,335,850
Rio Tinto PLC	69,102	3,300,254

See Supplemental Notes to Schedule of Investments	75	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

Royal Dutch Shell PLC ‘A’ (LI)	114,149	$3,845,241
Smiths Group PLC	134,282	2,140,947
Standard Chartered PLC	171,209	3,732,488
WPP PLC	314,804	3,838,739

		40,969,638

Total Common Stocks (Cost $179,006,872)		200,658,132

	Principal Amount

SHORT-TERM INVESTMENTS - 3.0%

Commercial Paper - 0.6%

HSBC USA Inc 0.060% due 07/07/12	$1,230,000	1,229,998

	Shares

Money Market Fund - 2.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,831,330	4,831,330

Total Short-Term Investments (Cost $6,061,328)		6,061,328

TOTAL INVESTMENTS - 101.6% (Cost $185,068,200)		206,719,460

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(3,270,955)

NET ASSETS - 100.0%		$203,448,505

Notes to Schedule of Investments

(a)	As of June 30, 2012, the fund was diversified as a percentage of net assets as follows:

Financials	20.2%
Consumer Staples	18.5%
Consumer Discretionary	12.7%
Information Technology	11.3%
Materials	11.2%
Industrial	9.8%
Health Care	6.3%
Energy	5.0%
Telecommunication Services	3.2%
Short-Term Investments	3.0%
Utilities	0.4%

101.6%
Other Assets & Liabilities, Net	(1.6%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	76	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$5,361,465	$—	$5,361,465	$—
	Bermuda	2,538,883	—	2,538,883	—
	Brazil	3,371,176	3,371,176	—	—
	Canada	4,917,582	4,917,582	—	—
	Czech Republic	1,387,223	—	1,387,223	—
	France	24,699,016	—	24,699,016	—
	Germany	22,945,782	—	22,945,782	—
	Hong Kong	4,809,799	—	4,809,799	—
	India	4,007,625	4,007,625	—	—
	Israel	1,123,214	1,123,214	—	—
	Japan	29,397,984	—	29,397,984	—
	Netherlands	15,054,992	—	15,054,992	—
	Singapore	2,136,753	—	2,136,753	—
	South Africa	570,758	—	570,758	—
	South Korea	3,027,997	—	3,027,997	—
	Spain	6,090,589	—	6,090,589	—
	Sweden	1,927,468	—	1,927,468	—
	Switzerland	21,529,361	—	21,529,361	—
	Taiwan	4,790,827	3,057,603	1,733,224	—
	United Kingdom	40,969,638	951,915	40,017,723	—

		200,658,132	17,429,115	183,229,017	—
	Short-Term Investments	6,061,328	4,831,330	1,229,998	—

	Total	$206,719,460	$22,260,445	$184,459,015	$—

See Supplemental Notes to Schedule of Investments	77	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 1.1%

Germany - 1.1%

Volkswagen AG	10,595	$1,679,815

Total Preferred Stocks (Cost $1,719,196)		1,679,815

COMMON STOCKS - 95.0%

Australia - 2.2%

Australia & New Zealand Banking Group Ltd	142,374	3,232,046

Belgium - 1.0%

Solvay SA	15,042	1,488,150

Canada - 0.6%

First Quantum Minerals Ltd	52,701	931,753

China - 1.0%

China Construction Bank Corp ‘H’	2,193,000	1,512,016

Finland - 1.2%

UPM-Kymmene OYJ	156,888	1,778,131

France - 9.0%

BNP Paribas SA	51,480	1,987,328
Cie de Saint-Gobain	35,957	1,330,572
GDF Suez	33,674	803,427
Sanofi	52,142	3,953,993
Schneider Electric SA	39,393	2,194,932
Sodexo	26,289	2,048,403
Suez Environnement Co	63,078	679,005

		12,997,660

Germany - 8.4%

Allianz SE	27,265	2,741,635
BASF SE	23,846	1,657,030
Bayer AG	44,369	3,199,395
Bayerische Motoren Werke AG	15,110	1,094,841
Deutsche Bank AG	46,199	1,679,028
Deutsche Boerse AG	1,134	61,205
E.ON AG	81,159	1,748,205

		12,181,339

Hong Kong - 3.0%

CNOOC Ltd	843,000	1,700,575
Hutchison Whampoa Ltd	221,000	1,911,404
Sino Land Co Ltd	468,000	710,408

		4,322,387

Israel - 0.8%

Teva Pharmaceutical Industries Ltd ADR	28,729	1,133,072

Italy - 4.1%

ENI SPA	189,497	4,044,133
Snam SPA	321,729	1,434,273
UniCredit SPA *	122,028	462,397

		5,940,803

	Shares	Value

Japan - 22.4%

Asahi Group Holdings Ltd	43,800	$940,718
Bridgestone Corp	41,500	951,917
Canon Inc	43,800	1,753,873
East Japan Railway Co	17,100	1,073,608
Fujitsu Ltd	387,000	1,854,388
Hitachi Ltd	461,000	2,835,206
Honda Motor Co Ltd	96,600	3,365,025
Japan Tobacco Inc	92,200	2,732,214
JX Holdings Inc	172,660	886,953
Marubeni Corp	188,000	1,251,280
Mitsubishi Electric Corp	171,000	1,425,207
Mitsui & Co Ltd	78,600	1,166,168
Nippon Telegraph & Telephone Corp	41,600	1,932,826
Nissan Motor Co Ltd	156,200	1,479,323
ORIX Corp	11,780	1,096,462
Sumitomo Corp	193,300	2,704,365
Sumitomo Mitsui Financial Group Inc	117,300	3,869,595
Yamato Holdings Co Ltd	67,900	1,093,231

		32,412,359

Luxembourg - 0.6%

ArcelorMittal	53,208	821,963

Netherlands - 2.9%

European Aeronautic Defence & Space Co NV	55,374	1,963,711
ING Groep NV CVA *	139,739	942,797
Unilever NV CVA	37,410	1,252,131

		4,158,639

New Zealand - 0.5%

Telecom Corp of New Zealand Ltd	343,550	659,726

Norway - 0.6%

Telenor ASA	56,175	936,861

South Africa - 0.4%

African Bank Investments Ltd	114,100	503,626

South Korea - 2.0%

KT Corp ADR	46,360	611,025
Samsung Electronics Co Ltd	2,136	2,264,636

		2,875,661

Spain - 1.6%

Banco Bilbao Vizcaya Argentaria SA	162,835	1,173,612
Repsol YPF SA	70,174	1,128,274

		2,301,886

Sweden - 3.4%

Nordea Bank AB	255,810	2,214,674
Swedbank AB ‘A’	48,950	774,082
Telefonaktiebolaget LM Ericsson ‘B’	207,832	1,896,451

		4,885,207

Switzerland - 3.2%

Credit Suisse Group AG	39,750	726,184
Roche Holding AG	9,714	1,676,903
Swiss Re AG	35,647	2,239,446

		4,642,533

See Supplemental Notes to Schedule of Investments	78	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value

Taiwan - 0.6%

Hon Hai Precision Industry Co Ltd	63,000	$189,967
Hon Hai Precision Industry Co Ltd GDR ~	116,898	673,332

		863,299

United Kingdom - 25.5%

Barclays PLC	785,305	2,049,749
BP PLC	193,125	1,293,965
British American Tobacco PLC	41,569	2,115,786
Centrica PLC	542,136	2,702,638
Experian PLC	66,496	939,032
GlaxoSmithKline PLC	87,201	1,977,350
HSBC Holdings PLC	583,304	5,165,812
InterContinental Hotels Group PLC	74,526	1,805,798
Kingfisher PLC	422,938	1,912,315
Pearson PLC	62,826	1,251,029
Prudential PLC	189,993	2,196,851
Rio Tinto PLC	20,266	967,887
Royal Dutch Shell PLC ‘A’	162,220	5,464,569
SABMiller PLC	36,060	1,430,572
Vodafone Group PLC	2,028,133	5,698,297

		36,971,650

Total Common Stocks (Cost $138,122,043)		137,550,767

SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	4,765,401	4,765,401

Total Short-Term Investment (Cost $4,765,401)		4,765,401

TOTAL INVESTMENTS - 99.4% (Cost $144,606,640)		143,995,983

OTHER ASSETS & LIABILITIES, NET - 0.6%		835,158

NET ASSETS - 100.0%		$144,831,141

Notes to Schedule of Investments

(a)	As of June 30, 2012, the fund was diversified as a percentage of net assets as follows:

Financials	24.4%
Industrials	11.7%
Consumer Discretionary	10.7%
Energy	10.1%
Health Care	8.3%
Information Technology	8.0%
Telecommunication Services	6.7%
Consumer Staples	5.8%
Materials	5.2%
Utilities	5.2%
Short-Term Investment	3.3%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Forward foreign currency contracts as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Buy	AUD	341,371	08/12	SSB	$7,498
Buy	AUD	6,785,073	08/12	SSB	(28,728)
Buy	AUD	266,527	08/12	TDB	10,496
Sell	AUD	66,175	08/12	CSF	678
Sell	AUD	426,000	08/12	RBS	(17,277)
Buy	CAD	116,553	08/12	MSC	(1,051)
Sell	CAD	691,986	08/12	CIT	21,098
Buy	CHF	376,548	08/12	BRC	1,231
Buy	CHF	423,000	08/12	RBC	7,938
Buy	CHF	4,729,055	08/12	SSB	(193,580)
Sell	CHF	156,304	08/12	RBS	1,619
Buy	EUR	252,921	08/12	BRC	(12,165)
Buy	EUR	259,864	08/12	CIT	4,446

See Supplemental Notes to Schedule of Investments	79	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Buy	EUR	169,244	08/12	CSF	$3,416
Buy	EUR	414,109	08/12	CSF	(7,059)
Buy	EUR	249,514	08/12	HSB	4,687
Buy	EUR	184,000	08/12	MSC	3,255
Buy	EUR	164,300	08/12	MSC	(1,581)
Buy	EUR	182,299	08/12	RBC	5,367
Buy	EUR	163,239	08/12	RBC	(665)
Buy	EUR	165,938	08/12	SSB	1,358
Buy	EUR	290,511	08/12	TDB	(10,374)
Buy	EUR	261,315	08/12	UBS	3,797
Buy	EUR	336,885	08/12	WPC	(19,075)
Sell	EUR	250,406	08/12	BRC	8,648
Sell	EUR	166,711	08/12	BRC	(4,246)
Sell	EUR	3,269,906	08/12	CIT	162,268
Sell	EUR	253,495	08/12	CSF	14,736
Sell	EUR	312,950	08/12	HSB	17,561
Sell	EUR	688,500	08/12	HSB	(10,294)
Sell	EUR	411,198	08/12	SSB	1,232
Sell	EUR	200,000	08/12	UBS	991
Sell	EUR	287,700	08/12	UBS	(6,095)
Buy	GBP	133,130	08/12	BRC	1,692
Buy	GBP	201,931	08/12	CIT	(9,360)
Buy	GBP	131,213	08/12	CSF	(2,037)
Buy	GBP	389,000	08/12	HSB	6,618
Buy	GBP	412,656	08/12	RBC	4,691
Buy	GBP	153,471	08/12	RBS	1,428
Buy	GBP	129,649	08/12	RBS	(1,607)
Buy	GBP	132,788	08/12	SSB	(557)
Buy	GBP	138,391	08/12	WPC	26
Buy	GBP	136,569	08/12	WPC	(7,407)
Sell	GBP	254,448	08/12	BRC	(2,645)
Sell	GBP	200,922	08/12	CSF	7,863
Sell	GBP	195,000	08/12	HSB	(2,499)
Sell	GBP	129,590	08/12	MSC	(3,001)
Sell	GBP	2,943,358	08/12	RBS	150,683
Sell	GBP	415,220	08/12	SSB	5,343
Sell	GBP	494,660	08/12	UBS	(4,563)
Buy	HKD	12,669,330	08/12	SSB	(362)
Sell	HKD	666,540	08/12	CSF	(52)
Sell	HKD	1,398,824	08/12	HSB	8
Buy	JPY	50,661,370	08/12	BRC	(669)
Buy	JPY	26,798,477	08/12	CSF	(206)
Buy	JPY	17,755,656	08/12	RBS	793
Buy	JPY	20,588,539	08/12	TDB	412
Buy	JPY	33,710,543	08/12	TDB	(2,141)
Buy	JPY	27,000,000	08/12	UBS	(7,486)
Buy	JPY	52,326,208	08/12	WPC	1,827
Buy	JPY	20,853,748	08/12	WPC	(6,072)
Sell	JPY	16,813,190	08/12	CSF	384
Sell	JPY	61,863,338	08/12	RBC	(6,075)
Sell	JPY	49,221,535	08/12	RBS	4,007
Sell	JPY	262,618,667	08/12	SSB	(27,374)
Sell	JPY	34,217,807	08/12	TDB	(824)
Sell	JPY	53,448,259	08/12	WPC	(2,181)
Buy	NOK	5,779,736	08/12	BRC	(29,627)
Sell	NOK	2,187,450	08/12	RBC	(7,166)
Buy	NZD	266,628	08/12	HSB	10,354
Buy	NZD	324,594	08/12	WPC	7,778
Sell	NZD	830,835	08/12	CIT	7,774
Sell	NZD	301,015	08/12	RBC	(14,967)
Sell	SEK	1,662,545	08/12	RBS	4,982
Buy	SGD	2,501,777	08/12	BRC	(43,276)

Total Forward Foreign Currency Contracts					$4,639

See Supplemental Notes to Schedule of Investments	80	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks (1)	$1,679,815	$—	$1,679,815	$—
	Common Stocks
	Australia	3,232,046	—	3,232,046	—
	Belgium	1,488,150	—	1,488,150	—
	Canada	931,753	931,753	—	—
	China	1,512,016	—	1,512,016	—
	Finland	1,778,131	—	1,778,131	—
	France	12,997,660	—	12,997,660	—
	Germany	12,181,339	—	12,181,339	—
	Hong Kong	4,322,387	—	4,322,387	—
	Israel	1,133,072	1,133,072	—	—
	Italy	5,940,803	—	5,940,803	—
	Japan	32,412,359	—	32,412,359	—
	Luxembourg	821,963	—	821,963	—
	Netherlands	4,158,639	—	4,158,639	—
	New Zealand	659,726	—	659,726
	Norway	936,861	—	936,861	—
	South Africa	503,626	—	503,626	—
	South Korea	2,875,661	611,025	2,264,636	—
	Spain	2,301,886	—	2,301,886	—
	Sweden	4,885,207	—	4,885,207	—
	Switzerland	4,642,533	—	4,642,533	—
	Taiwan	863,299	673,332	189,967	—
	United Kingdom	36,971,650	—	36,971,650	—

		137,550,767	3,349,182	134,201,585	—
	Short-Term Investment	4,765,401	4,765,401	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	498,983	—	498,983	—

	Total Assets	144,494,966	8,114,583	136,380,383	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(494,344)	—	(494,344)	—

	Total Liabilities	(494,344)	—	(494,344)	—

	Total	$144,000,622	$8,114,583	$135,886,039	$—

During the three-month period ended June 30, 2012, an investment with a total aggregate value of $673,332 was transferred from level 2 to level 1 as a result of the removal of valuation adjustments to exchange-traded prices.

(1) For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	81	See explanation of symbols and terms, if any, on page 82

PACIFIC LIFE FUNDS

Schedules of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2012 (Unaudited)

 Explanation of Symbols:

*	Non-income producing investments.
“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2012. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of June 30, 2012.
±	The security is a perpetual bond and has no definite maturity date.
¥	Unsettled position. Contract rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board’).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts and/or swap contracts, if any, as of June 30, 2012.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Trust Procedures and then subsequently approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1C in Supplemental Notes to Schedule of Investments).
Δ	Illiquid Investments. Investments were reported as illiquid by the portfolio manager pursuant to the Trust’s policy and procedures (See Note 2 in Supplemental Notes to Schedule of Investments).
l	Total shares owned by the fund as of June 30, 2012 were less than one share.

 Counterparty Abbreviations:

BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WPC	Westpac Banking Group

 Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

 Other Abbreviations:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NA	Not Applicable
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust

Notes:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Supplemental Notes to Schedule of Investments	82

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments

June 30, 2012 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY AND PROCEDURES

The Pacific Life Funds (the “Trust”) is comprised of the twenty-nine funds (each a “Fund”, and collectively the “Funds”). The Trust’s Board of Trustees (the “Board”) has adopted procedures (“Trust Procedures”) for determining the value of its investments each business day. Under the Trust Procedures, the Board has delegated its authority to a Trustee Valuation Committee or another valuation committee to determine the value of each Fund’s assets each business day. Each valuation committee that values each Fund’s investments does so in accordance with the Trust Procedures, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board. Notes 1B and 1C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust is divided into shares. The price per share of each class of a Fund’s shares is called net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. The valuation of investments held by the Funds is discussed in further detail below.

Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

C. INVESTMENT VALUATION

For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Trust’s Board:

Portfolio Optimization Funds

The investments of PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate Aggressive Fund and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”) invest substantially all of their assets in Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”). The PL Underlying Funds are valued at their respective NAV’s at the time of computation.

Money Market Instruments and Short-Term Investments

The investments of the PL Money Market Fund and money market instruments and short-term investments of other Funds maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments, the Trust uses the last reported sale price or official closing price as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Trust then may adjust for market events that occur between the close of certain foreign exchanges and the NYSE. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

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Over the Counter (“OTC”) Investments and Certain Equity Investments

OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.

Investment Values Determined by a Valuation Committee

The Trust Procedures include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Trust Procedures provide that the value of such investments may be determined in accordance with alternative valuation methodologies. Under the Trust Procedures these alternative methodologies may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Trust Procedures and then subsequently approved by the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold.

Market quotes are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Trust Procedures, a valuation oversight committee (“VOC”) has been established which determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s adviser, its administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Quoted prices (unadjusted) in active markets for identical investments

•	Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 - Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Trust Procedures periodically (at least annually) to determine the validity and accuracy of the inputs and methodologies used to value each Fund’s investments. The VOC also periodically re-evaluates how each Fund’s investments are characterized within the three-tier hierarchy and the validity of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the methodologies used to value Level 3 investments to substantiate the unobservable inputs used to value those investments. Such back-testing includes comparing Level 3 investment values to exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Trust Procedures are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board. In addition, all investments categorized as Level 3 under the three-tier hierarchy are reported to the Chairman of the Audit Committee on a quarterly basis and such report includes the inputs and methodologies used to value those investments.

The inputs or methodologies used for valuing each Fund’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 3B) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out

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of Level 3 during the reporting period. Transfers in and out between levels are based on values at the end of the period. A summary of each Fund’s investments as of June 30, 2012 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option-adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by a Fund generally comprise two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps - Interest rate swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less

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than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Portfolio Optimization Funds

The Portfolio Optimization Funds are exposed to the same risks as the PL Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the PL Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PL Underlying Fund (See Note 4).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the PL Money Market Fund, if any, must be denominated in U.S. dollar.

Illiquid Investments

Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each Fund as of June 30, 2012 was less than 15% of its net assets (5% of total assets for the PL Money Market Fund).

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans

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often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2012, no participation interest in Senior Loans was held by any of the Funds covered in this report.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

Mortgage dollar rolls, principally on a forward commitment basis, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not substantially the same securities, at an agreed-upon price on a fixed date in the future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

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U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the United States Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Short Sales

Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Repurchase Agreements

Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Reverse Repurchase Agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse

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repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Trust’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk - A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and currencies.

Price volatility risk - Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk - Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the

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issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a Fund or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a Fund’s financial statements. To reduce credit and counterparty risk associated with transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options Contracts - An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a

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given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swaps Agreements - Swaps are privately negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as of realized gain or loss, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be

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unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

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An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

4. INVESTMENTS WITH AFFILIATES

As of June 30, 2012, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C and R) owned Class P shares in each of the affiliated applicable PL Underlying Funds. A summary of transactions for the three-month period ended June 30, 2012 and total investments by each of the Portfolio Optimization Funds in each PL Underlying Fund as of June 30, 2012 is as follows:

						As of June 30, 2012
Fund/Underlying Fund	Beginning Value as of April 1, 2012	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance	Ownership Percentage
PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$35,101,966	$1,435,709	$10,291,905	$23,655	$44,085	$26,313,510	2,600,149	28.79%
PL Inflation Managed	68,199,217	3,445,079	25,184,757	950,948	1,791,228	49,201,715	4,389,092	30.14%
PL Managed Bond	145,233,374	7,360,022	2,078,811	(19,685)	3,305,871	153,800,771	13,843,454	29.69%
PL Short Duration Bond	53,261,770	15,073,809	75,917	(413)	219,449	68,478,698	6,773,363	32.74%
PL Emerging Markets Debt	—	25,836,298	—	—	(2)	25,836,296	2,583,630	32.96%
PL Comstock	15,809,818	5,852,769	286,336	4,574	(529,458)	20,851,367	1,739,063	8.37%
PL Large-Cap Growth	8,315,703	2,071,914	467,805	38,757	(552,394)	9,406,175	979,810	7.68%
PL Large-Cap Value	19,630,552	3,197,813	3,153,420	94,748	(292,665)	19,477,028	1,607,016	6.24%
PL Main Street Core	7,786,550	1,329,821	71,223	(1,728)	(393,297)	8,650,123	811,456	4.32%
PL Mid-Cap Equity	11,699,118	2,015,488	6,419,343	381,566	(1,203,669)	6,473,160	677,109	5.16%
PL Mid-Cap Growth	—	6,151,499	—	—	—	6,151,499	765,112	10.44%
PL International Large-Cap	11,739,271	3,080,804	121,427	(8,929)	(707,420)	13,982,299	994,474	6.88%
PL International Value	7,620,789	2,038,881	314,037	(7,879)	(439,961)	8,897,793	1,109,450	6.16%
	$384,398,128	$78,889,906	$48,464,981	$1,455,614	$1,241,767	$417,520,434

PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$26,122,815	$1,542,419	$3,404,734	($7,708)	$56,596	$24,309,388	2,402,113	26.59%
PL Inflation Managed	51,388,726	2,887,698	17,229,130	568,576	1,504,611	39,120,481	3,489,784	23.96%
PL Managed Bond	103,929,699	6,026,423	8,304,990	41,850	2,331,128	104,024,110	9,363,106	20.08%
PL Short Duration Bond	37,087,423	11,718,254	58,178	(128)	153,230	48,900,601	4,836,855	23.38%

94

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2012 (Unaudited)

						As of June 30, 2012
Fund/Underlying Fund	Beginning Value as of April 1, 2012	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance	Ownership Percentage
PL Portfolio Optimization Moderate-Conservative Fund (Continued)
PL Emerging Markets Debt	$—	$12,909,759	$—	$—	$—	$12,909,759	1,290,976	16.47%
PL Comstock	22,937,445	5,336,309	34,907	(1,923)	(826,232)	27,410,692	2,286,129	11.00%
PL Growth LT	8,162,251	—	5,536,232	553,621	(1,032,033)	2,147,607	173,895	5.55%
PL Large-Cap Growth	16,703,941	—	153,793	6,218	(1,139,917)	15,416,449	1,605,880	12.61%
PL Large-Cap Value	30,886,858	5,590,108	69,159	(2,029)	(409,729)	35,996,049	2,969,971	11.53%
PL Main Street Core	19,364,841	5,544,390	46,243	(1,380)	(1,010,980)	23,850,628	2,237,395	11.92%
PL Mid-Cap Equity	15,326,405	1,420,434	7,119,084	(15,851)	(1,077,059)	8,534,845	892,766	6.80%
PL Mid-Cap Growth	8,475,728	—	3,182,655	(328,537)	(462,531)	4,502,005	559,951	7.64%
PL Small-Cap Growth	—	5,085,662	—	—	—	5,085,662	448,076	12.08%
PL Small-Cap Value	3,730,125	623,086	5,818	(561)	(158,594)	4,188,238	414,677	4.07%
PL Emerging Markets	4,088,047	3,410,353	26,545	(3,450)	(243,953)	7,224,452	567,514	7.27%
PL International Large-Cap	20,120,603	1,501,481	83,914	(6,875)	(1,339,933)	20,191,362	1,436,085	9.92%
PL International Value	11,742,921	4,383,709	33,927	(6,585)	(756,868)	15,329,250	1,911,378	10.59%
	$380,067,828	$67,980,085	$45,289,309	$795,238	($4,412,264)	$399,141,578

PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$50,882,158	$1,371,412	$11,569,292	$12,185	$87,157	$40,783,620	4,030,002	44.62%
PL Inflation Managed	111,021,687	5,017,214	66,588,753	3,652,172	798,933	53,901,253	4,808,319	33.02%
PL Managed Bond	172,681,481	5,933,689	3,248,881	41,453	3,859,305	179,267,047	16,135,648	34.60%
PL Short Duration Bond	50,536,332	23,517,544	17,687	(27)	205,187	74,241,349	7,343,358	35.49%
PL Emerging Markets Debt	—	30,510,143	—	—	—	30,510,143	3,051,014	38.92%
PL Comstock	80,926,793	17,373,913	28,297	(5,724)	(3,049,624)	95,217,061	7,941,373	38.22%
PL Growth LT	40,803,800	1,488,007	28,712,400	1,763,624	(4,172,222)	11,170,809	904,519	28.88%
PL Large-Cap Growth	53,695,918	842,399	89,953	(4,290)	(3,632,478)	50,811,596	5,292,875	41.55%
PL Large-Cap Value	102,395,841	20,454,904	35,372	(1,757)	(1,443,572)	121,370,044	10,014,030	38.88%
PL Main Street Core	72,466,065	10,017,942	24,761	(1,456)	(3,819,878)	78,637,912	7,376,915	39.30%
PL Mid-Cap Equity	61,135,915	3,780,937	11,284,072	(1,130,310)	(3,279,112)	49,223,358	5,148,887	39.24%
PL Mid-Cap Growth	21,228,466	—	5,518,433	(748,871)	(1,237,698)	13,723,464	1,706,899	23.29%
PL Small-Cap Growth	10,181,466	2,893,130	3,537	(248)	(437,679)	12,633,132	1,113,051	30.03%
PL Small-Cap Value	30,238,045	8,062,660	10,611	(955)	(1,411,473)	36,877,666	3,651,254	35.83%
PL Real Estate	20,203,471	—	7,074	326	593,152	20,789,875	1,604,157	38.84%
PL Emerging Markets	31,173,205	12,157,800	10,612	(2,099)	(1,819,605)	41,498,689	3,259,913	41.74%
PL International Large-Cap	82,466,664	6,053,562	28,298	(4,977)	(5,596,965)	82,889,986	5,895,447	40.74%
PL International Value	30,144,471	22,577,091	10,611	(5,486)	(2,042,187)	50,663,278	6,317,117	35.01%
	$1,022,181,778	$172,052,347	$127,188,644	$3,563,560	($26,398,759)	$1,044,210,282

PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$57,292,440	$2,910,742	$41,474,529	$2,562,075	($260,648)	$21,030,080	1,876,011	12.88%
PL Managed Bond	57,670,797	15,286,931	169,873	1,185	1,306,189	74,095,229	6,669,238	14.30%
PL Short Duration Bond	14,493,982	3,019,165	22,715	(31)	57,618	17,548,019	1,735,709	8.39%
PL Emerging Markets Debt	—	9,130,085	—	—	—	9,130,085	913,009	11.65%
PL Comstock	66,059,556	16,381,017	102,216	(21,629)	(2,499,664)	79,817,064	6,656,969	32.04%
PL Growth LT	44,915,791	—	22,286,640	603,864	(3,240,497)	19,992,518	1,618,827	51.69%
PL Large-Cap Growth	38,341,867	—	163,711	(272)	(2,604,235)	35,573,649	3,705,588	29.09%
PL Large-Cap Value	81,402,000	21,335,683	124,930	(7,319)	(1,237,341)	101,368,093	8,363,704	32.47%
PL Main Street Core	67,171,262	1,534,437	114,373	(6,021)	(3,571,643)	65,013,662	6,098,843	32.49%
PL Mid-Cap Equity	57,904,304	2,375,120	11,953,746	(1,351,912)	(2,841,351)	44,132,415	4,616,361	35.18%
PL Mid-Cap Growth	29,526,051	1,025,252	4,555,799	(777,767)	(1,998,756)	23,218,981	2,887,933	39.41%
PL Small-Cap Growth	14,442,682	846,310	22,715	1,216	(623,068)	14,644,425	1,290,258	34.81%
PL Small-Cap Value	35,788,864	9,563,799	56,787	(5,223)	(1,662,735)	43,627,918	4,319,596	42.39%
PL Real Estate	22,694,774	17,372	114,411	(726)	664,089	23,261,098	1,794,838	43.46%
PL Emerging Markets	36,453,408	2,654,440	56,787	(11,444)	(2,174,767)	36,864,850	2,895,903	37.08%
PL International Large-Cap	66,066,327	2,411,715	102,216	(15,403)	(4,576,545)	63,783,878	4,536,549	31.35%
PL International Value	42,879,424	11,510,708	68,143	(47,221)	(2,952,677)	51,322,091	6,399,263	35.47%
	$733,103,529	$100,002,776	$81,389,591	$923,372	($28,216,031)	$724,424,055

PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$7,013,338	$213,130	$488,901	$13,820	$143,249	$6,894,636	620,579	1.33%
PL Comstock	21,587,180	5,179,765	109,395	(10,962)	(823,334)	25,823,254	2,153,733	10.37%
PL Growth LT	14,466,008	194,355	8,448,136	967,334	(1,812,010)	5,367,551	434,620	13.88%
PL Large-Cap Growth	12,173,884	221,070	490,395	81,943	(891,021)	11,095,481	1,155,779	9.07%
PL Large-Cap Value	28,681,436	5,890,541	145,861	(11,742)	(435,803)	33,978,571	2,803,512	10.88%
PL Main Street Core	26,682,081	632,946	1,961,499	(78,752)	(1,323,318)	23,951,458	2,246,853	11.97%
PL Mid-Cap Equity	19,035,285	216,929	807,623	(59,179)	(1,305,534)	17,079,878	1,786,598	13.62%
PL Mid-Cap Growth	14,338,560	418,467	2,085,591	(269,622)	(1,078,845)	11,322,969	1,408,330	19.22%
PL Small-Cap Growth	11,735,785	310,625	1,819,509	105,081	(620,992)	9,710,990	855,594	23.08%
PL Small-Cap Value	16,400,533	2,761,914	179,156	(15,677)	(743,023)	18,224,591	1,804,415	17.71%

95

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2012 (Unaudited)

						As of June 30, 2012
Fund/Underlying Fund	Beginning Value as of April 1, 2012	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance	Ownership Percentage
PL Portfolio Optimization Aggressive Fund (Continued)
PL Real Estate	$9,772,549	$30,843	$592,124	($772)	$262,475	$9,472,971	730,939	17.70%
PL Emerging Markets	13,759,699	1,012,733	72,930	(11,008)	(854,191)	13,834,303	1,086,748	13.91%
PL International Large-Cap	23,517,244	890,581	139,743	(14,108)	(1,645,342)	22,608,632	1,608,011	11.11%
PL International Value	18,741,800	1,158,940	118,218	(52,057)	(1,251,600)	18,478,865	2,304,098	12.77%
	$237,905,382	$19,132,839	$17,459,081	$644,299	($12,379,289)	$227,844,150

As of June 30, 2012, Pacific Life Insurance Company owned the following percentages of the total (aggregate of all share classes) shares outstanding of the following Funds:

Fund	Ownership percentage
PL Floating Rate Income	48.05%
PL High Income	100.00%
PL Short Duration Income	100.00%
PL Strategic Income	100.00%

5. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2012, were as follows:

Fund	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)
PL Portfolio Optimization Conservative	$392,975,018	$24,545,416	$—	$24,545,416	$—	$24,545,416
PL Portfolio Optimization Moderate-Conservative	372,417,940	27,113,783	(390,145)	26,723,638	—	26,723,638
PL Portfolio Optimization Moderate	969,853,070	75,231,276	(874,064)	74,357,212	—	74,357,212
PL Portfolio Optimization Moderate-Aggressive	672,566,862	57,922,749	(6,065,556)	51,857,193	—	51,857,193
PL Portfolio Optimization Aggressive	208,877,435	20,806,242	(1,839,527)	18,966,715	—	18,966,715
PL Floating Rate Loan	116,848,373	657,716	(930,050)	(272,334)	(2,866)	(275,200)
PL Inflation Managed	216,986,468	5,311,960	(2,317,209)	2,994,751	(600,249)	2,394,502
PL Managed Bond	751,720,515	16,433,964	(6,109,341)	10,324,623	(303,787)	10,020,836
PL Short Duration Bond	192,020,463	1,211,391	(355,314)	856,077	14,735	870,812
PL Short Duration Income	12,418,063	139,326	(10,959)	128,367	532	128,899
PL Income	414,211,434	7,022,712	(699,056)	6,323,656	(323)	6,323,333
PL Strategic Income	18,032,266	514,453	(114,214)	400,239	—	400,239
PL Floating Rate Income	84,423,088	679,568	(474,710)	204,858	2,127	206,985
PL High Income	7,560,985	265,922	(52,403)	213,519	—	213,519
PL Money Market	30,437,023	—	—	—	—	—
PL Emerging Markets Debt	10,000	—	—	—	—	—
PL Comstock	228,065,663	32,937,720	(13,010,708)	19,927,012	594	19,927,606
PL Growth LT	30,263,164	7,804,488	(985,327)	6,819,161	(35,285)	6,783,876
PL Large-Cap Growth	102,269,223	26,553,446	(3,435,874)	23,117,572	—	23,117,572
PL Large-Cap Value	263,272,831	55,336,285	(7,216,491)	48,119,794	1,475	48,121,269
PL Main Street Core	156,766,672	34,722,007	(3,829,659)	30,892,348	—	30,892,348
PL Mid-Cap Equity	117,276,806	12,524,043	(4,906,853)	7,617,190	—	7,617,190
PL Mid-Cap Growth	54,737,942	12,025,838	(5,208,347)	6,817,491	690	6,818,181
PL Small-Cap Growth	36,556,864	6,791,440	(845,604)	5,945,836	—	5,945,836
PL Small-Cap Value	73,379,379	13,614,524	(2,572,924)	11,041,600	—	11,041,600
PL Real Estate	35,245,581	18,579,728	(258,782)	18,320,946	—	18,320,946
PL Emerging Markets	71,835,761	15,241,053	(3,606,599)	11,634,454	(60,297)	11,574,157
PL International Large-Cap	189,579,718	25,790,984	(8,651,242)	17,139,742	(6,530)	17,133,212
PL International Value	146,733,859	4,332,636	(7,070,512)	(2,737,876)	60,589	(2,677,287)

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitments, and assets and liabilities in foreign currencies, if any.

96

Item 2. Controls and Procedures.

(a)	The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	8/28/12

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	8/28/12